As filed with the Securities and Exchange Commission on February 28, 2000


                        Securities Act File No. 33-94206
                    Investment Company Act File No. 811-9064

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / /
     Pre-Effective Amendment No.                                  / /

     Post-Effective Amendment No. 7                               /X/
          and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   / /

     Amendment No. 8                                              /X/

                        (Check appropriate box or boxes.)
                       CADRE INSTITUTIONAL INVESTORS TRUST
                       -----------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               905 Marconi Avenue
                           RONKONKOMA, NEW YORK 11779
                           --------------------------
                    (Address of Principal Executive Offices)

                                 (631) 467-0200
              (Registrant's Telephone Number, Including Area Code)

                               Anne G. Gill, Esq.

                       Cadre Institutional Investors Trust

                         c/o Ambac Financial Group, Inc.
                             One State Street Plaza
                            NEW YORK, NEW YORK 10004

                     (Name and address of Agent for Service)

                                    Copy to:
                            Kenneth S. Gerstein, Esq.
                            Schulte Roth & Zabel LLP
                                900 Third Avenue
                            New York, New York 10022

            (Approximate Date of Proposed Public Offering) As soon as practicable after this Post-Effective Amendment becomes effective.


It is proposed that this filing will become effective (check appropriate box) /X/ immediately upon filing pursuant to paragraph (b)
/ / on (date) pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)
/ / on (date) pursuant to paragraph (a) of rule 485
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of rule 485


If appropriate, check the following box:
/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST

PROSPECTUS


FEBRUARY 28, 2000


--------------------------------------------------------------------------------

Cadre Affinity Fund - U.S. Government Series is a series of Cadre Institutional Investors Trust, a diversified, open-end management investment company. The Fund is a money market fund. The investment objective of the Fund is high current income, consistent with preservation of capital and maintenance of liquidity.

No sales charge is imposed on the purchase or redemption of shares. There are no minimum investment requirements.

--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                  CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
                 A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST




About the Fund.....................................................1

Investor Expenses..................................................1

Investment Objective and Policies................................. 2

Management Arrangements............................................4

How to Buy Shares..................................................4

How to Redeem Shares...............................................6

Exchange Privilege.................................................7

Net Asset Value....................................................8

Dividends and Distributions........................................8

Taxes..............................................................9

Distribution Plan..................................................10

Performance Information............................................10

Additional Information.............................................10


Financial Highlights...............................................13

                                 ABOUT THE FUND

INVESTMENT GOALS. Cadre Affinity Fund - U.S. Government Series is a newly organized series of Cadre Institutional Investors Trust, a diversified, open-end management investment company. The Fund is a money market fund. Its investment objective is high current income, consistent with preservation of capital and maintenance of liquidity.

The Fund is a professionally managed investment vehicle. It is designed to address the short-term cash investment needs of institutional investors, including states, school districts, municipalities and their political subdivisions and agencies. Together with additional services available to shareholders, the Fund is part of a comprehensive cash management program.

As a money market fund, the Fund seeks to maintain a stable net asset value of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES. The Fund pursues its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio. The Portfolio, like the Fund, is a series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. Cadre Financial Services, Inc. is the Portfolio's investment adviser.

The U.S. Government Money Market Portfolio is a diversified portfolio that invests exclusively in short-term debt securities issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government, and repurchase agreements collateralized by U.S. government securities.

PRINCIPAL RISKS. A decline in short-term interest rates will reduce the yield of the Fund and the return on an investment. Strong equity markets or a weak economy could cause a decline in short-term interest rates. Net asset value may also be adversely affected by a substantial increase in short-term interest rates.

   An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment is also not insured or guaranteed by Ambac Assurance Corporation, an affiliate of Cadre Financial Services, Inc. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

                                INVESTOR EXPENSES


The following Table summarizes the fees and expenses that you will pay if you buy and hold shares of the Fund. It is based onactual expenses incurred for the period ended October 31, 1999.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)




Maximum Sales Charge (Load) Imposed on Purchases...........................None
Maximum Deferred Sales Charge (Load).......................................None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends................None
Redemption Fee.............................................................None
Exchange Fee...............................................................None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS A PERCENTAGE OF AVERAGE NET ASSETS)



Management Fees(1)............................................................0.30%
Distribution (12b-1) Fees.....................................................0.10%
Other Expenses(2)...............................................................67%
Total Annual Fund Operating Expenses (before reimbursement
   and/or waiver) .... ...................................................... 1.07%
Reimbursement and/or waiver of Fund Expenses(3)............................. (0.52%)
Total Annual Fund Operating Expenses (after reimbursement and/or waiver)......0.55%

(1)  Includes investment advisory fee of the Portfolio.

(2) Includes the Fund's share of the Portfolio's operating expenses other than the investment advisory fee.

(3) The Fund's administration agreement requires Cadre Financial Services, Inc. to pay or absorb expenses of the Fund (including the Fund's share of the Portfolio's expenses) to the extent necessary to assure that total ordinary operating expenses of the Fund do not exceed an annual rate of 0.55% of the average daily net assets of the Fund.
     This expense limitation may not be modified or eliminated except with the approval of the Board of Trustees of the Trust. Excess expenses paid or absorbed by Cadre Financial are carried forward and may be repaid by the Fund in the future, but only if the repayment does not cause the expense limitation to be exceeded. As of October 31, 1999, excess expenses subject to reimbursement by the Fund were $39,150.


EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as estimated above and remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:




          1 YEAR       3 YEARS      5 YEARS       10 YEARS
          ------       -------      -------       --------

          $56.22       $176.29      $307.28       $689.28



                        INVESTMENT OBJECTIVE AND POLICIES


INVESTMENT OBJECTIVE. Cadre Affinity Fund - U.S. Government Series" (the "Fund") seeks to provide high current income, consistent with preservation of capital and maintenance of liquidity.

INVESTMENT POLICIES. The Fund pursues its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio (the "Portfolio").


The Portfolio has the same investment objective and substantially the same investment policies as the Fund. It invests exclusively in short-term debt securities issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities"), and repurchase agreements collateralized by Government Securities.

The Portfolio maintains a dollar-weighted average maturity of 90 days or less, and invests only in securities having remaining maturities of 397 days or less. All investments must be U.S. dollar denominated.

Securities purchased by the Portfolio, including repurchase agreements, must be determined by Cadre Financial Services, Inc. (the "Investment Adviser") to present minimal credit risks pursuant to procedures adopted by the Board of Trustees of the Trust.

The Portfolio invests in certain variable-rate and floating-rate securities but does not invest in any other derivatives.

TYPES OF INVESTMENTS. Subject to applicable investment policies and restrictions, the Investment Adviser purchases and sells securities for the Portfolio based on its assessment of current market conditions and its expectations regarding future changes in interest rates and economic conditions. The Portfolio may invest in the following types of securities:

U.S. GOVERNMENT OBLIGATIONS--These obligations include debt securities issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. In some cases, payment of principal and interest on U.S. Government obligations is backed by the full faith and credit of the United States. In other cases, the obligations are backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so.

REPURCHASE AGREEMENTS--These agreements involve the purchase of a security by the Portfolio coupled with the agreement of the seller of the security to repurchase that security on a future date and at a specified price together with interest. The maturities of repurchase agreements are typically quite short, often overnight or a few days. The Portfolio may enter into repurchase agreements with respect to securities that it may purchase under its investment policies without regard to the maturity of the securities underlying the agreements. All repurchase transactions are fully collateralized. However, the Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or the Portfolio's ability to sell the collateral is restricted or delayed.

FLOATING-RATE AND VARIABLE-RATE OBLIGATIONS--Debt obligations purchased by the Portfolio may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating-rate and variable-rate instruments may include certificates of participation in such instruments.

These securities may have demand features which give the Portfolio the right to demand repayment of principal on specified dates or after giving a specified notice. Adjustable rate securities and securities with demand features may be deemed to have maturities shorter than their stated maturity dates.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold with payment and delivery taking place as much as a month or more in the future. The transactions are used to secure an advantageous price and yield at the time of entering into the transactions. However, the value of securities purchased on a when-issued basis is subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

BORROWINGS. The Fund and the Portfolio do not borrow for purposes of making investments (a practice known as "leverage"). However, as a fundamental policy, they each may borrow money from banks in an amount not exceeding one-third of the value of its total assets (calculated at the time of the borrowing), for temporary extraordinary or emergency purposes. Additional investments will not be made by the Fund or the Portfolio while it has any borrowings outstanding.

INVESTMENT RESTRICTIONS. The Fund and the Portfolio are subject to various restrictions on their investments in addition to those described in this Prospectus. Certain of those restrictions, as well as the investment objective of the Fund, are deemed fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's or the Portfolio's outstanding voting securities, as defined in the Investment Company Act of 1940 (the "Investment Company Act").

                             MANAGEMENT ARRANGEMENTS

BOARD OF TRUSTEES. The business and affairs of the Fund are managed under the direction and supervision of the Board of Trustees of Cadre Institutional Investors Trust (the "Trust").

INVESTMENT ADVISER. Cadre Financial Services, Inc. (the "Investment Adviser") serves as the investment adviser of the Portfolio. The Investment Adviser is an indirect subsidiary of Ambac Financial Group, Inc. ("Ambac"). Through its subsidiaries, Ambac is a leading insurer of municipal and structured finance obligations, and a provider of investment contracts, interest rate swaps, investment advisory and administrative services to states, municipalities and municipal authorities. Ambac is a publicly held company whose shares are traded on the New York Stock Exchange.


As of January 31, 2000, the Investment Adviser provided investment advisory services to accounts with assets of approximately $2.3 billion. In addition, through its subsidiaries, Ambac manages its own portfolios of approximately $9 billion.

The Portfolio pays the Investment Adviser a monthly fee which is computed at the annual rate of 0.06% of the Portfolio's average daily net assets. In consideration of this fee, the Investment Adviser provides investment advice and provides various administrative and other services to the Portfolio.


The Investment Adviser manages the assets of the Portfolio in accordance with the Portfolio's investment objective and policies. The primary responsibility of the Investment Adviser is to formulate a continuing investment program and to make all decisions regarding the purchase and sale of securities for the Portfolio.

ADMINISTRATOR. The Investment Adviser provides administrative services to the Fund. These services include: overseeing the preparation and maintenance of all documents and records required to be maintained; preparing and updating regulatory filings, prospectuses and shareholder reports; supplying personnel to serve as officers of the Trust; and preparing materials for meetings of the Board of Trustees and shareholders. In addition, the Investment Adviser provides fund accounting services. The Fund pays a monthly fee for these services which is calculated at the following annual rates:

                     0.19% on the first $250 million of average daily net assets 0.165% on the next $750 million of average daily net assets 0.14% on average daily net assets in excess of $1 billion

                                HOW TO BUY SHARES


GENERAL INFORMATION. Shares of the Fund may be purchased on any business day through Cadre Securities, Inc. (the "Distributor"). A business day is any day that the Federal Reserve Bank of New York is open.

All purchases of shares are effected at the net asset value per share next determined after an order in proper form is received by the Distributor provided that federal funds are received on a timely basis and the Participant notifies the Administrator prior to 4:00 P.M. Eastern time by calling (800) 221-4524 (select option 2) on the day that wire transfer credit is sought . Net asset value is normally computed as of 4:00 p.m., Eastern time. However, on days for which the Public Securities Association (the "PSA") recommends an early closing of the U.S. Government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value."

Shares are entitled to receive dividends beginning on the day of purchase. For this reason, the Fund must have federal funds available to it in the amount of your investment on the day the purchase order is accepted. A purchase order is accepted: (1) immediately upon receipt of a federal funds wire, as described below; or (2) when federal funds in the amount of the purchase are credited to the Fund's account with its custodian (generally, one business day after your check is received).

To permit the Investment Adviser to manage the Portfolio most effectively, you should place purchase orders as early in the day as possible by calling 1-800-221-4524 (select option 2).

Prior to making an initial investment, an account number must be obtained. To obtain an account number, please call 1-800-221-4524 (select option 4). You must also mail a completed account application to:


                     Cadre Affinity Fund - U.S. Government Series
                     905 Marconi Avenue
                     Ronkonkoma, New York  11779

Shares may be purchased before an account application is received, but they may not be redeemed until the application is on file.


For additional information on purchasing shares, please call 1-800-221-4524 (select option 2).


PURCHASE BY FEDERAL FUNDS WIRE. Shares may be purchased by wiring federal funds to the Fund's custodian. The Fund does not impose any transaction charges. However, charges may be imposed by the bank that transmits the wire. Purchase payments should be wired to:

          Cadre Affinity Fund - U.S. Government Series
          US Bank NA
          Minneapolis, MN
          ABA # 091 000 022
          Cr. Acct # 104755879186
          Further Credit: ___________________________
          Entity Name: ____________________________

          Fund Account #

PURCHASE BY CHECK. Shares may also be purchased by sending a check. Shares will be issued when the check is credited to the Fund's account in the form of federal funds. Normally this occurs on the business day following receipt of a check. Checks to purchase shares should indicate the account name and number and be made payable to: Cadre Affinity Fund - U.S. Government Series. Purchase checks should be sent to:


                     Cadre Affinity Fund - U.S. Government Series
                     905 Marconi Avenue
                     Ronkonkoma, NY  11779

MINIMUM INITIAL AND SUBSEQUENT INVESTMENT AMOUNTS. There are no minimum investment requirements. However, the Fund may close your account if it has no balance and there has been no activity for six months. You will be given 60 days' written notice if the Fund intends to close your account.

SHAREHOLDER ACCOUNTS. The Fund does not issue share certificates. Instead, an account is maintained for each shareholder by the Fund's transfer agent. Your account will reflect the full and fractional shares of the Fund that you own. You will be sent confirmations of each transaction in shares and monthly statements showing account balances.


SUB-ACCOUNT SERVICES. You may open sub-accounts with the Fund for accounting convenience or to meet requirements regarding the segregation of funds. Sub-accounts can be established at any time. Please call 1-800-221-4524 (select option 4) for further information and to request the necessary forms.


                              HOW TO REDEEM SHARES


You may redeem all or a portion of your shares of the Fund on any business day without any charge by the Fund. Shares are redeemed at their net asset value per share next computed after the receipt of a redemption request in proper form. Requests to redeem shares may be made as described below.

GENERAL INFORMATION. Shares may be redeemed on any business day. Redemption requests are effected at the net asset value per share next computed after receipt of a redemption request in proper form. Net asset value is normally computed as of 4:00 p.m., Eastern time. However, on days for which the PSA recommends an early closing of the U.S. Government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value." Shares are not entitled to receive dividends declared on the day of redemption. If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days. For this reason, you should purchase shares by federal funds wire if you anticipate the need for immediate access to your investment. Shares may not be redeemed until an account application is on file.

For additional information on redeeming shares, please call 1-800-221-4524, (select option 2).

The Fund may pay redemption proceeds by distributing securities held by the Portfolio, but only in the unlikely event that the Board of Trustees of the Trust determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. A shareholder who during any 90 day period redeems shares having a value not exceeding the lesser of (i) $250,000 or (ii) 1% of the net assets of the Fund, will not be subject to this procedure. In unusual circumstances, the Fund may suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days as permitted under the Investment Company Act.

TELEPHONE REDEMPTION PROCEDURES. You may redeem shares by calling 1-800-221-4524 (select option 2). You will be asked to provide the account name and number, and the amount of the redemption. Proceeds of the redemption will be paid by federal funds wire to one or more bank accounts previously designated by you. Normally, redemption proceeds will be wired on the day a redemption request is received if the request is received prior to 2:00 P.M., Eastern time, or before the closing of the U.S. Government securities markets on days when the PSA recommends an early closing of those markets.

A TELEPHONE REDEMPTION REQUEST MAY BE MADE ONLY IF THE TELEPHONE REDEMPTION PROCEDURE HAS BEEN SELECTED ON THE ACCOUNT APPLICATION OR IF WRITTEN INSTRUCTIONS AUTHORIZING TELEPHONE REDEMPTION ARE ON FILE.

Reasonable procedures are used to confirm that telephone redemption requests are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification or other information prior to effecting a telephone redemption. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions.

During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written redemption requests and send the request by overnight delivery service.

WRITTEN REDEMPTION REQUESTS. You may redeem shares by sending a written redemption request. The request must include the complete account name and address and the amount of the redemption and must be signed by each person shown on the account application as an owner of the account. The Fund reserves the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution. Proceeds of a redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $50,000).

Written redemption requests should be sent to:

                     Cadre Affinity Fund - U.S. Government Series
                     905 Marconi Avenue
                     Ronkonkoma, New York  11779


CHECK REDEMPTION PRIVILEGE. You may make arrangements to redeem shares by check by filling out a checkwriting authorization form and signing the subcustodian bank's certificate of authority form. Checks may be written in any dollar amount not exceeding the balance of your account and may be made payable to any person. Checks will be honored only if they are properly signed by a person authorized on the certificate of authority. Checks will be furnished without charge. Redemption checks will not be honored if there is an insufficient share balance to pay the check or if the check requires the redemption of shares recently purchased by a check which has not cleared. There is a charge for stop-payments or if a redemption check cannot be honored due to insufficient funds or other valid reasons. Checkwriting privileges may be modified or terminated at any time.


                               EXCHANGE PRIVILEGE

You may exchange shares of the Fund for shares of Cadre Reserve Fund - U.S. Government Series (another series of the Trust) based upon the relative net asset values per share of the funds at the time the exchange is effected. No sales charge or other fee is imposed in connection with exchanges. Before requesting an exchange, you should obtain and read the prospectus of the fund whose shares will be acquired in the exchange. Prospectuses can be obtained by calling 1-800-221-4524.

All exchanges are subject to any applicable minimum initial and subsequent investment requirements of the fund whose shares will be acquired. In addition, exchanges are permitted only between accounts that have identical registrations. Shares of a fund may be acquired in an exchange only if the shares are currently being offered and are legally available for sale in the state of the shareholder's residence.

An exchange involves the redemption of shares of the Fund and the purchase of shares of another fund. Shares of the Fund will be redeemed at the net asset value per share of the Fund next computed after receipt of an exchange request in proper form. See "Net Asset Value." Shares of the fund being acquired in the exchange will be purchased when the proceeds of the redemption become available (normally, on the day the exchange request is received) at the net asset value of those shares then in effect. See "How to Redeem Shares." The acquired shares will be entitled to receive dividends in accordance with the policies of the applicable fund.

The exchange privilege may be modified or terminated at any time. However, 60 days' prior notification of any modification or termination will be given to shareholders.


TELEPHONE EXCHANGE PROCEDURES. A request to exchange shares may be placed by calling 1-800-221-4524. Telephone exchange requests that are not received prior to 2:00 p.m. (Eastern time), or as of the closing time of the U.S. Government securities markets on days when the PSA recommends an early closing time of such markets, will be processed the following business day. You will be sent a written confirmation of an exchange transaction. As in the case of telephone redemption requests, reasonable procedures are used to confirm that telephone exchange instructions are genuine. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions. An exchange by telephone may be made only if the telephone exchange privilege has been selected on the account application, or if written instructions are on file.


During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written requests and send the request by overnight delivery.

WRITTEN EXCHANGE PROCEDURES. Requests to exchange shares may be submitted in writing. Each written exchange request should specify the complete account name and number of your account with the Fund, the amount to be exchanged, and the name of the fund whose shares are to be acquired in the exchange. The request must be signed by each of the persons who the shareholder has specified as required to sign redemption requests. Written exchange requests should be sent to the address indicated above under "How to Redeem Shares - Written Redemption Requests."

                                 NET ASSET VALUE


Net asset value per share is computed on each business day. It is calculated by dividing the value of the Fund's total assets less its liabilities (including accrued expenses) by the number of shares outstanding. Because the Fund invests in the Portfolio, its assets will consist primarily of shares of the Portfolio. The value of these shares will depend on the value of the assets of the Portfolio and its liabilities.


In determining the value of the Portfolio's assets, securities held by the Portfolio are valued using the amortized cost method of valuation. This method involves valuing each investment at cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold.

Use of amortized cost permits the Fund to maintain a net asset value of $1.00 per share. However, no assurance can be given that the Fund will be able to maintain a stable net asset value.

                           DIVIDENDS AND DISTRIBUTIONS


Dividends are declared daily and paid monthly from net investment income (after deduction of expenses) and any realized short-term capital gain. Distributions of net realized long-term capital gains, if any, are declared and paid annually at the end of the Fund's fiscal year. All dividends and other distributions are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested. You may request that dividends and other distributions be paid by wire transfer to a designated bank account by sending a written request to the transfer agent. The request must be received at least five business days prior to a payment date for it to be effective on that date.

Dividends are payable to all shareholders of record as of the time of declaration. Shares become entitled to any dividend declared beginning on the day on which they are purchased, but are not entitled to dividends declared on the day they are redeemed.

To satisfy certain distribution requirements of the Internal Revenue Code, the Fund may declare special or regular year-end dividend and capital gains distributions during October, November or December. If received by shareholders by January 31, these distributions are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

                                      TAXES

TAXATION OF THE FUND. The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net income to shareholders.

FEDERAL TAXATION OF SHAREHOLDERS. Dividend distributions, whether received in cash or reinvested in additional shares, will be taxable as ordinary income. Although the Fund does not expect to distribute any long-term capital gains, you will also be subject to tax on any capital gains distributions you receive. Since the Fund does not expect to earn dividend income, the dividends and other distributions the Fund pays will generally not qualify for the dividends-received deduction available to corporate investors. In January of each year, the Fund will send you a statement showing the tax status of distributions for the past calendar year.

Section 115(1) of the Internal Revenue Code provides that gross income does not include income derived from the exercise of any essential government function accruing to a state or any of its political subdivisions. State and municipal investors should consult their tax advisors to determine any limitations on the applicability of Section 115(1) to earnings from their investments in the Fund. A portion of earnings derived from the investment of funds which are subject to the arbitrage limitations or rebate requirements of the Internal Revenue Code may be required to be paid to the U.S. Treasury.

The Fund is required to withhold 31% of all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. Investors are asked to certify in their account applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to provide this certification will result in backup withholding.


STATE AND LOCAL TAXES. Dividends and other distributions paid by the Fund and received by an investor may be subject to state and local taxes. Although shareholders do not directly receive interest on U.S. Government securities held by the Fund, certain states and localities may allow the character of the Fund's income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on certain U.S. Government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. Government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. Government securities does not constitute interest on U.S. Government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. Government securities in which the Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. Government securities.


The discussion set forth above regarding federal and state income taxation is included for general information only. You should consult your tax advisor concerning the federal and state tax consequences of an investment in the Fund.

                                DISTRIBUTION PLAN


The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that authorizes it to pay expenses relating to the sale and distribution of its shares. Pursuant to the plan, the Fund makes payments to the Distributor in an amount equal to an annual rate of 0.10% of the Fund's average daily net assets to compensate the Distributor for distribution related services it provides to the Fund. Because the payments are made from fund assets on an on-going basis, over time it will increase the cost of an investment in shares and may cost more than paying other types of sales charges.

The Distributor may enter into agreements to compensate membership associations and other organizations whose members purchase shares of the Fund and which provide certain services to the Fund or the Distributor. These services may include, but are not limited to, granting a license to the Fund to use the organization's name and logos, providing the Distributor with mailing lists of its members and information about its members and permitting dissemination of Fund materials to its members. The Distributor may also make payments to banks and brokerage firms that distribute shares of the Fund to customers for providing shareholder related services. Payments to a bank or broker are made at the annual rate of 0.10% of the average daily net assets of the Fund attributable to shares held by customers of that bank or broker.



                             PERFORMANCE INFORMATION

The Fund may publish its "current yield" and "effective yield" in advertisements, sales materials and shareholder reports. Current yield refers to the income generated by an investment in the Fund over a seven-day period; the income is then annualized. In annualizing income, the amount of income generated by the investment during the period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated in the same manner, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. All quotations of investment performance are based upon historical investment results and are not intended to predict future performance.

In addition, comparative performance information may be used from time to time in advertisements, sales literature and shareholder reports. This information may include data, ratings and rankings from Lipper Analytical Services, Inc., IBC Financial Data Money Fund Report, The Bank Rate Monitor, Morningstar and other industry publications, business periodicals and services. Comparisons to recognized market indices and to the returns on specific money market securities or types of securities or investments may also be used. The Fund may disseminate yields for periods longer than seven days, and may also report its total return.


The "total return" of the Fund refers to the average annual compounded rate of return over a specified period (as stated in the advertisement) that would equate an initial amount invested at the beginning of the period to the end of period redeemable value of the investment, assuming the reinvestment of all dividends and distributions.


                             ADDITIONAL INFORMATION

ORGANIZATION. The Trust is a Delaware business trust that was organized on June 27, 1995. It is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. The Trust has ten series of its shares outstanding. Each series represents an interest in a separate investment portfolio. The Board of Trustees has the power to establish additional series of shares and, subject to applicable laws and regulations, may issue two or more classes of shares of any series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.

Shareholders of the Fund are entitled to vote, together with the holders of other series of the Trust, on the election of Trustees and the ratification of the Trust's independent auditors when those matters are voted upon by shareholders. Shareholders are also entitled to vote on other matters as required by the Investment Company Act or the Trust's Declaration of Trust. On these other matters, shares of the Fund will generally be voted as a separate class from other series of the Trust's shares. Each share (and fractional share) is entitled to one vote (or fraction thereof). However, if shares of more than one series vote together on a matter, each share will have that number of votes which equals the net asset value of such share (or fraction thereof). All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so. As discussed below, the Fund will pass through to its shareholders the right to vote on Portfolio matters requiring shareholder approval.

INFORMATION CONCERNING INVESTMENT STRUCTURE. The Fund does not invest directly in securities. Instead, it invests all of its investable assets in the Portfolio, a separate series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. The Portfolio, in turn, purchases, holds and sells investments in accordance with that objective and those policies. The Trustees of the Trust believe that the per share expenses of the Fund (including its share of the Portfolio's expenses) will be less than or approximately equal to the expenses that the Fund would incur if its assets were invested directly in securities and other investments.

The Fund may withdraw its investment from the Portfolio at any time, and will do so if the Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund withdraws its investment in the Portfolio, it will either invest directly in securities in accordance with the investment policies described in this Prospectus or will invest in another pooled investment vehicle that has the same investment objective and policies as the Fund. In connection with the withdrawal of its investment in the Portfolio, the Fund could receive securities and other investments from the Portfolio instead of cash. This could cause the Fund to incur certain expenses.


A change in the investment objective, policies or restrictions of the Portfolio may cause the Fund to withdraw its investment in the Portfolio. Alternatively, the Fund could seek to change its objective, policies or restrictions to conform to those of the Portfolio. The investment objective and certain of the investment restrictions of the Portfolio may be changed without the approval of investors in the Portfolio. However, the Portfolio will notify the Fund at least 30 days before any changes are implemented. If the Fund is asked to vote on any matters concerning the Portfolio, the Fund will hold a shareholders' meeting and vote its shares of the Portfolio in the same manner as Fund shares are voted regarding those matters.


Shares of the Portfolio will be held by investors other than the Fund. These investors may include other series of the Trust, other mutual funds and other types of pooled investment vehicles. When investors in the Portfolio vote on matters affecting the Portfolio, the Fund could be outvoted by other investors. The Fund may also otherwise be adversely affected by other investors in the Portfolio. These other investors offer shares (or interests) to their investors which have costs and expenses that differ from those of the Fund. Thus, the investment returns for investors in other funds that invest in the Portfolio may differ from the investment return of shares of the Fund. These differences in returns are also present in other fund structures. Information about other holders of shares of the Portfolio is available from the Fund.

CUSTODIAN. U.S. Bank National Association (the "Custodian") is the Fund's custodian. The Custodian maintains custody of all securities and cash assets of the Fund and the Portfolio and is authorized to hold these assets in securities depositories and to use subcustodians.

DISTRIBUTOR. The Distributor, Cadre Securities, Inc., a broker-dealer affiliated with the Investment Adviser, serves as the distributor of the Fund's shares. The Distributor is located at 905 Marconi Avenue, Ronkonkoma, New York 11779.

TRANSFER AGENT. The Investment Adviser also serves as the Fund's transfer agent, shareholder servicing agent and dividend disbursing agent. Shareholders of the Fund should call 1-800-221-4524 with any questions regarding transactions in shares of the Fund or share account balances. The Fund pays a monthly fee for transfer agent services which is currently calculated at the annual rate of 0.05% of the Fund's average daily net assets.

INDEPENDENT PUBLIC ACCOUNTANTS. KPMG LLP are the independent public accountants of the Trust and are responsible for auditing the financial statements of the Fund.


FINANCIAL HIGHLIGHTS

The following Information has been audited by KPMG LLP, independent auditors, whose report thereon appears in the Fund's annual report dated October 31, 1999.
This information should be read in conjunction with the financial statements, the notes thereto and the independent auditors report which is incorporated by reference in the Statement of Additional Information.

                                                           Period Ended October 31,
                                                                   1999 (1)
                                                        ---------------------------

Net Asset Value, beginning of period ....................   $         1.000
                                                                 ------------

Income from Investment Operations:
     Net investment income (2) ..........................             0.023
                                                                 ------------

Less Dividends from:
     Net investment income ..............................            (0.023)
                                                                 ------------

Total Dividends .........................................            (0.023)
                                                                 ------------

Net increase in net asset
value ...................................................              --
                                                                 ------------

Net Asset Value, end of period ..........................   $         1.000
                                                                 ============

Total return ............................................             2.29% *

Ratio/Supplemental Data:
Net Assets, end of period (000's) .......................   $        24,956
                                                                 ------------

Ratio to average net assets:
     Net investment income including reimbursement/waiver             4.58% **
     Operating expenses including reimbursement/waiver ..             0.55% **
     Operating expenses excluding reimbursement/waiver ..             1.07% **


*- Not Annualized
**- Annualized
(1) The Fund commenced operations on May 3, 1999.
(2) Net investment income per share before waiver of fees and reimbursement of expense by the Investment Advisor was $0.0202 for the period ended October 31, 1999.


No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Trust's Statement of Additional Information. If given or made, such other information and representations should not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.

                               INVESTMENT ADVISER,
                        ADMINISTRATOR AND TRANSFER AGENT
                         Cadre Financial Services, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779

                                   DISTRIBUTOR
                             Cadre Securities, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779

                                    CUSTODIAN
                         U.S. Bank National Association
                                 U.S. Bank Place
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                                757 Third Avenue
                            New York, New York 10017

                                  LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                900 Third Avenue
                            New York, New York 10022

The Fund sends annual and semi-annual reports to shareholders. These reports contain information regarding the investments of the Portfolio and the Fund's investment performance and are available without charge from the Fund. If you have questions regarding the Fund, shareholder accounts, dividends or share purchase and redemption procedures, or if you wish to receive the most recent annual or semi-annual reports, please call 1-800-221-4524.
The first annual report will be available beginning on or about December 30, 1999.


This Prospectus sets forth concisely the information about the Fund and the Trust that you should know before investing. Additional information about the Fund and the Trust has been filed with the Securities and Exchange Commission
(SEC) in a Statement of Additional Information (SAI) dated February 28, 2000. The SAI is incorporated herein by reference and is available without charge by writing to the Fund or by calling 1-800-221-4524. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. (1-800-SEC-0330). Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. (1-800-SEC-0330). Information about the Fund is also available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.



811-9064

CADRE AFFINITY FUND - MONEY MARKET SERIES
A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST

PROSPECTUS


FEBRUARY 28, 2000



--------------------------------------------------------------------------------

Cadre Affinity Fund - Money Market Series is a series of Cadre Institutional Investors Trust, a diversified, open-end management investment company. The Fund is a money market fund. The investment objective of the Fund is high current income, consistent with preservation of capital and maintenance of liquidity.

No sales charge is imposed on the purchase or redemption of shares. There are no minimum investment requirements.

--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                    CADRE AFFINITY FUND - MONEY MARKET SERIES
                 A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST




About the Fund.............................................................1

Investor Expenses..........................................................2

Investment Objective and Policies..........................................3

Management Arrangements....................................................5

How to Buy Shares..........................................................6

How to Redeem Shares.......................................................7

Exchange Privilege.........................................................9

Net Asset Value.......................................................... 10

Dividends and Distributions...............................................10

Taxes.....................................................................11

Distribution Plan.........................................................12

Performance Information...................................................12

Additional Information....................................................13


Financial Highlights......................................................15

                                 ABOUT THE FUND

INVESTMENT GOALS. Cadre Affinity Fund - Money Market Series is a newly organized series of Cadre Institutional Investors Trust, a diversified, open-end management investment company. The Fund is a money market fund. Its investment objective is high current income, consistent with preservation of capital and maintenance of liquidity.

The Fund is a professionally managed investment vehicle. It is designed to address the short-term cash investment needs of institutional investors, including states, school districts, municipalities and their political subdivisions and agencies. Together with additional services available to shareholders, the Fund is part of a comprehensive cash management program.

As a money market fund, the Fund seeks to maintain a stable net asset value of $1.00 per share.


PRINCIPAL INVESTMENT STRATEGIES. The Fund pursues its investment objective by investing all of its investable assets in the Money Market Portfolio. The Portfolio, like the Fund, is a series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. Cadre Financial Services, Inc. is the Portfolio's investment adviser.


The Money Market Portfolio is a diversified portfolio that invests in the following types of money market instruments:

      -    U.S. Government Obligations

      -    Bank Obligations

      -    Commercial Paper

      -    Repurchase Agreements

      -    Floating-Rate and Variable-Rate Obligations

PRINCIPAL RISKS. A decline in short-term interest rates will reduce the yield of the Fund and the return on an investment. Strong equity markets or a weak economy could cause a decline in short-term interest rates. The Portfolio invests only in high quality obligations. However, if an issuer fails to pay interest or to repay principal, the investment will be adversely affected and the net asset value per share could decline. Net asset value may also be adversely affected by a substantial increase in short-term interest rates.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment is also not insured or guaranteed by Ambac Assurance Corporation, an affiliate of Cadre Financial Services, Inc. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

                                INVESTOR EXPENSES


The following Table summarizes the fees and expenses that you will pay if you buy and hold shares of the Fund. It is based on actual expenses incurred for the period ended October 31, 1999.





SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchases...........................None
Maximum Deferred Sales Charge (Load)...................................... None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends................None
Redemption Fee.............................................................None
Exchange Fee...............................................................None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE NET ASSETS)


Management Fees(1)......................................................... 0.32%
Distribution (12b-1) Fees.................................................. 0.10%
Other Expenses(2).......................................................... 0.44%
Total Annual Fund Operating Expenses
    (before reimbursement and/or waiver)................................... 0.86%
Reimbursement and/or Waiver of Fund Expenses(3)............................(0.29%)
Total Annual Fund Operating Expenses (after reimbursement and/or waiver) ...0.57%

-----------------
(1) Includes investment advisory fee of the Portfolio.

(2) Includes the Fund's share of the Portfolio's operating expenses other than the investment advisory fee.

(3) The Fund's administration agreement requires Cadre Financial Services, Inc. to pay or absorb expenses of the Fund (including the Fund's share of the Portfolio's expenses) to the extent necessary to assure that total ordinary operating expenses of the Fund do not exceed an annual rate of 0.57% of the average daily net assets of the Fund. This expense limitation may not be modified or eliminated except with the approval of the Board of Trustees of the Trust. Excess expenses paid or absorbed by Cadre Financial are carried forward and may be repaid by the Fund in the future, but only if the repayment does not cause the expense limitation to be exceeded. As of October 31, 1999, excess expenses subject to reimbursement by the Fund were $29,610.


EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as estimated above and remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:


                1 YEAR       3 YEARS    5 YEARS       10 YEARS
                ------       -------    -------       --------

                $58.26       $182.65    $318.29       713.62



                        INVESTMENT OBJECTIVE AND POLICIES


INVESTMENT OBJECTIVE. Cadre Affinity Fund - Money Market Series (the "Fund") seeks to provide high current income, consistent with preservation of capital and maintenance of liquidity.

INVESTMENT POLICIES. The Fund pursues its investment objective by investing all of its investable assets in the Money Market Portfolio (the "Portfolio").


The Portfolio has the same investment objective and substantially the same investment policies as the Fund. It invests exclusively in high quality, short-term debt securities (money market instruments), including: U.S. Government obligations; certificates of deposit, time deposits and other obligations issued by domestic banks; commercial paper; and repurchase agreements with respect to these obligations.

The Portfolio maintains a dollar-weighted average maturity of 90 days or less, and invests only in securities having remaining maturities of 397 days or less. All investments must be U.S. dollar denominated.

Securities purchased by the Portfolio, including repurchase agreements, must be determined by Cadre Financial Services, Inc. (the "Investment Adviser") to present minimal credit risks pursuant to procedures adopted by the Board of Trustees of the Trust. Investments purchased by the Portfolio will at the time of purchase be rated in the highest rating category for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if the instrument is rated by only one such organization). The Portfolio does not invest in unrated investments. If securities purchased by the Portfolio cease to be rated or the rating of a security is down-graded, the Investment Adviser will consider such an event in determining whether the Portfolio should continue to hold the securities. If the Portfolio continues to hold the securities, it may be subject to additional risk of default.

The Portfolio invests in certain variable-rate and floating-rate securities but does not invest in any other derivatives.

TYPES OF INVESTMENTS. Subject to applicable investment policies and restrictions, the Investment Adviser purchases and sells securities for the Portfolio based on its assessment of current market conditions and its expectations regarding future changes in interest rates and economic conditions.

The Portfolio may invest in the following types of securities:

U.S. GOVERNMENT OBLIGATIONS--These obligations include debt securities issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. In some cases, payment of principal and interest on U.S. Government obligations is backed by the full faith and credit of the United States. In other cases, the obligations are backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so.

BANK OBLIGATIONS--These obligations include, but are not limited to, negotiable certificates of deposit ("CDs"), bankers' acceptances and fixed time deposits of domestic banks. The Portfolio does not intend to purchase CDs or to make fixed time deposits in the foreseeable future.

Fixed time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. They generally may be withdrawn on demand, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

COMMERCIAL PAPER--Commercial paper is a short-term, unsecured promissory note issued by a corporation to finance its short-term credit needs. It is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are a type of commercial paper. These notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of the notes. Both parties have the right to vary the amount of the outstanding indebtedness on the notes.

The Portfolio will not invest in any corporate debt obligations other than commercial paper.

REPURCHASE AGREEMENTS--These agreements involve the purchase of a security by the Portfolio coupled with the agreement of the seller of the security to repurchase that security on a future date and at a specified price together with interest. The maturities of repurchase agreements are typically quite short, often overnight or a few days. The Portfolio may enter into repurchase agreements with respect to securities that it may purchase under its investment policies without regard to the maturity of the securities underlying the agreements. All repurchase transactions are fully collateralized. However, the Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or the Portfolio's ability to sell the collateral is restricted or delayed.

LETTERS OF CREDIT--Debt obligations which the Portfolio is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer.


FLOATING-RATE AND VARIABLE-RATE OBLIGATIONS--Debt obligations purchased by the Portfolio may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating-rate and variable-rate instruments may include certificates of participation in such instruments. These securities may have demand features which give the Portfolio the right to demand repayment of principal on specified dates or after giving a specified notice. Adjustable rate securities and securities with demand features may be deemed to have maturities shorter than their stated maturity dates.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold with payment and delivery taking place as much as a month or more in the future. The transactions are used to secure an advantageous price and yield at the time of entering into the transactions. However, the value of securities purchased on a when-issued basis is subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

BORROWINGS. The Fund and the Portfolio do not borrow for purposes of making investments (a practice known as "leverage"). However, as a fundamental policy, they each may borrow money from banks in an amount not exceeding one-third of the value of its total assets (calculated at the time of the borrowing), for temporary extraordinary or emergency purposes. Additional investments will not be made by the Fund or the Portfolio while it has any borrowings outstanding.

INVESTMENT RESTRICTIONS. The Portfolio does not invest 25% or more of the value of its assets in securities of issuers engaged in any one industry. This limitation does not apply to U.S. Government obligations or to obligations of domestic banks. The Fund and the Portfolio are subject to various restrictions on their investments in addition to those described in this Prospectus. Certain of those restrictions, as well as the restrictions on borrowings and concentration of investments described above and the investment objective of the Fund, are deemed fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's or the Portfolio's outstanding voting securities, as defined in the Investment Company Act of 1940 (the "Investment Company Act").

                             MANAGEMENT ARRANGEMENTS

BOARD OF TRUSTEES. The business and affairs of the Fund are managed under the direction and supervision of the Board of Trustees of Cadre Institutional Investors Trust (the "Trust").

INVESTMENT ADVISER. Cadre Financial Services, Inc. (the "Investment Adviser") serves as the investment adviser of the Portfolio. The Investment Adviser is an indirect subsidiary of Ambac Financial Group, Inc. ("Ambac"). Through its subsidiaries, Ambac is a leading insurer of municipal and structured finance obligations, and a provider of investment contracts, interest rate swaps, investment advisory and administrative services to states, municipalities and municipal authorities. Ambac is a publicly held company whose shares are traded on the New York Stock Exchange.


As of January 31, 2000, the Investment Adviser provided investment advisory services to accounts with assets of approximately $2.3 billion. In addition, through its subsidiaries, Ambac manages its own portfolios of approximately $9 billion.

The Portfolio pays the Investment Adviser a monthly fee which is computed at the annual rate of 0.08% of the Portfolio's average daily net assets. In consideration of this fee, the Investment Adviser provides investment advice and provides various administrative and other services to the Portfolio.


The Investment Adviser manages the assets of the Portfolio in accordance with the Portfolio's investment objective and policies. The primary responsibility of the Investment Adviser is to formulate a continuing investment program and to make all decisions regarding the purchase and sale of securities for the Portfolio.

ADMINISTRATOR. The Investment Adviser provides administrative services to the Fund. These services include: overseeing the preparation and maintenance of all documents and records required to be maintained; preparing and updating regulatory filings, prospectuses and shareholder reports; supplying personnel to serve as officers of the Trust; and preparing materials for meetings of the Board of Trustees and shareholders. In addition, the Investment Adviser provides fund accounting services. The Fund pays a monthly fee for these services which is calculated at the following annual rates:

               0.19% on the first $250 million of average daily net assets 0.165% on the next $750 million of average daily net assets 0.14% on average daily net assets in excess of $1 billion


                                HOW TO BUY SHARES


GENERAL INFORMATION. Shares of the Fund may be purchased on any business day through Cadre Securities, Inc. (the "Distributor"). A business day is any day that the Federal Reserve Bank of New York is open.

All purchases of shares are effected at the net asset value per share next determined after an order in proper form is received by the Distributor provided that federal funds are received on a timely basis and the Participant notifies the Administrator prior to 4:00 P.M. Eastern time by calling (800) 221-4524 (select option 2) on the day that wire transfer credit is sought. Net asset value is normally computed as of 4:00 p.m., Eastern time. However, on days for which the Public Securities Association (the "PSA") recommends an early closing of the U.S. Government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value."

Shares are entitled to receive dividends beginning on the day of purchase. For this reason, the Fund must have federal funds available to it in the amount of your investment on the day the purchase order is accepted. A purchase order is accepted: (1) immediately upon receipt of a federal funds wire, as described below; or (2) when federal funds in the amount of the purchase are credited to the Fund's account with its custodian (generally, one business day after your check is received).

To permit the Investment Adviser to manage the Portfolio most effectively, you should place purchase orders as early in the day as possible by calling 1-800-221-4524 (select option 2). Prior to making an initial investment, an account number must be obtained. To obtain an account number, please call 1-800-221-4524 (select option 4). You must also mail a completed account application to:


                    Cadre Affinity Fund - Money Market Series
                    905 Marconi Avenue
                    Ronkonkoma, New York  11779

Shares may be purchased before an account application is received, but they may not be redeemed until the application is on file.

For additional information on purchasing shares, please call 1-800-221-4524 (select option 2).




PURCHASE BY FEDERAL FUNDS WIRE. Shares may be purchased by wiring federal funds to the Fund's custodian. The Fund does not impose any transaction charges. However, charges may be imposed by the bank that transmits the wire. Purchase payments should be wired to:


                               Cadre Affinity Fund - Money Market Series
                               US Bank NA
                               Minneapolis, MN
                               ABA # 091 000 022
                               Cr. Acct # 104755879178
                               Further Credit:


                               ----------------------------------
                               Entity Name:


                               ----------------------------------
                               Fund Account #






PURCHASE BY CHECK. Shares may also be purchased by sending a check. Shares will be issued when the check is credited to the Fund's account in the form of federal funds. Normally this occurs on the business day following receipt of a check. Checks to purchase shares should indicate the account name and number and be made payable to: Cadre Affinity Fund - Money Market Series. Purchase checks should be sent to:


                    Cadre Affinity Fund - Money Market Series
                    905 Marconi Avenue
                    Ronkonkoma, NY  11779

MINIMUM INITIAL AND SUBSEQUENT INVESTMENT AMOUNTS. There are no minimum investment requirements. However, the Fund may close your account if it has no balance and there has been no activity for six months. You will be given 60 days' written notice if the Fund intends to close your account.

SHAREHOLDER ACCOUNTS. The Fund does not issue share certificates. Instead, an account is maintained for each shareholder by the Fund's transfer agent. Your account will reflect the full and fractional shares of the Fund that you own. You will be sent confirmations of each transaction in shares and monthly statements showing account balances.


SUB-ACCOUNT SERVICES. You may open sub-accounts with the Fund for accounting convenience or to meet requirements regarding the segregation of funds. Sub-accounts can be established at any time. Please call 1-800-221-4524 (select option 4) for further information and to request the necessary forms.


                              HOW TO REDEEM SHARES


You may redeem all or a portion of your shares of the Fund on any business day without any charge by the Fund. Shares are redeemed at their net asset value per share next computed after the receipt of a redemption request in proper form. Requests to redeem shares may be made as described below.

GENERAL INFORMATION. Shares may be redeemed on any business day. Redemption requests are effected at the net asset value per share next computed after receipt of a redemption request in proper form. Net asset value is normally computed as of 4:00 p.m., Eastern time. However, on days for which the PSA recommends an early closing of the U.S. Government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value." Shares are not entitled to receive dividends declared on the day of redemption. If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days. For this reason, you should purchase shares by federal funds wire if you anticipate the need for immediate access to your investment. Shares may not be redeemed until an account application is on file.

For additional information on redeeming shares, please call 1-800-221-4524 (select option 2).

The Fund may pay redemption proceeds by distributing securities held by the Portfolio, but only in the unlikely event that the Board of Trustees of the Trust determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. A shareholder who during any 90 day period redeems shares having a value not exceeding the lesser of (i) $250,000 or (ii) 1% of the net assets of the Fund, will not be subject to this procedure. In unusual circumstances, the Fund may suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days as permitted under the Investment Company Act.

TELEPHONE REDEMPTION PROCEDURES. You may redeem shares by calling 1-800-221-4524 (select option 2). You will be asked to provide the account name and number, and the amount of the redemption. Proceeds of the redemption will be paid by federal funds wire to one or more bank accounts previously designated by you. Normally, redemption proceeds will be wired on the day a redemption request is received if the request is received prior to 2:00 P.M., Eastern time, or before the closing of the U.S. Government securities markets on days when the PSA recommends an early closing of those markets.


A TELEPHONE REDEMPTION REQUEST MAY BE MADE ONLY IF THE TELEPHONE REDEMPTION PROCEDURE HAS BEEN SELECTED ON THE ACCOUNT APPLICATION OR IF WRITTEN INSTRUCTIONS AUTHORIZING TELEPHONE REDEMPTION ARE ON FILE.

Reasonable procedures are used to confirm that telephone redemption requests are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification or other information prior to effecting a telephone redemption. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions.

During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written redemption requests and send the request by overnight delivery service.

WRITTEN REDEMPTION REQUESTS. You may redeem shares by sending a written redemption request. The request must include the complete account name and address and the amount of the redemption and must be signed by each person shown on the account application as an owner of the account. The Fund reserves the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution. Proceeds of a redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $50,000).

Written redemption requests should be sent to:

                 Cadre Affinity Fund - Money Market Series
                 905 Marconi Avenue
                 Ronkonkoma, New York  11779


CHECK REDEMPTION PRIVILEGE. You may make arrangements to redeem shares by check by filling out a checkwriting authorization form and signing the subcustodian bank's certificate of authority form. Checks may be written in any dollar amount not exceeding the balance of your account and may be made payable to any person. Checks will be honored only if they are properly signed by a person authorized on the certificate of authority. Checks will be furnished without charge. Redemption checks will not be honored if there is an insufficient share balance to pay the check or if the check requires the redemption of shares recently purchased by a check which has not cleared. There is a charge for stop-payments or if a redemption check cannot be honored due to insufficient funds or other valid reasons. Checkwriting privileges may be modified or terminated at any time.


                               EXCHANGE PRIVILEGE

You may exchange shares of the Fund for shares of Cadre Reserve Fund - Money Market Series (another series of the Trust) based upon the relative net asset values per share of the funds at the time the exchange is effected. No sales charge or other fee is imposed in connection with exchanges. Before requesting an exchange, you should obtain and read the prospectus of the fund whose shares will be acquired in the exchange. Prospectuses can be obtained by calling 1-800-221-4524.

All exchanges are subject to any applicable minimum initial and subsequent investment requirements of the fund whose shares will be acquired. In addition, exchanges are permitted only between accounts that have identical registrations. Shares of a fund may be acquired in an exchange only if the shares are currently being offered and are legally available for sale in the state of the shareholder's residence.

An exchange involves the redemption of shares of the Fund and the purchase of shares of another fund. Shares of the Fund will be redeemed at the net asset value per share of the Fund next computed after receipt of an exchange request in proper form. See "Net Asset Value." Shares of the fund being acquired in the exchange will be purchased when the proceeds of the redemption become available (normally, on the day the exchange request is received) at the net asset value of those shares then in effect. See "How to Redeem Shares." The acquired shares will be entitled to receive dividends in accordance with the policies of the applicable fund.

The exchange privilege may be modified or terminated at any time. However, 60 days' prior notification of any modification or termination will be given to shareholders.


TELEPHONE EXCHANGE PROCEDURES. A request to exchange shares may be placed by calling 1-800-221-4524. Telephone exchange requests that are not received prior to 2:00 p.m. (Eastern time), or as of the closing time of the U.S. Government securities markets on days when the PSA recommends an early closing time of such markets, will be processed the following business day. You will be sent a written confirmation of an exchange transaction. As in the case of telephone redemption requests, reasonable procedures are used to confirm that telephone exchange instructions are genuine. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions. An exchange by telephone may be made only if the telephone exchange privilege has been selected on the account application, or if written instructions are on file.

During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written requests and send the request by overnight delivery.

WRITTEN EXCHANGE PROCEDURES. Requests to exchange shares may be submitted in writing. Each written exchange request should specify the complete account name and number of your account with the Fund, the amount to be exchanged, and the name of the fund whose shares are to be acquired in the exchange. The request must be signed by each of the persons who the shareholder has specified as required to sign redemption requests. Written exchange requests should be sent to the address indicated above under "How to Redeem Shares - Written Redemption Requests."

                                 NET ASSET VALUE


Net asset value per share is computed on each business day. It is calculated by dividing the value of the Fund's total assets less its liabilities (including accrued expenses) by the number of shares outstanding. Because the Fund invests in the Portfolio, its assets will consist primarily of shares of the Portfolio. The value of these shares will depend on the value of the assets of the Portfolio and its liabilities.


In determining the value of the Portfolio's assets, securities held by the Portfolio are valued using the amortized cost method of valuation. This method involves valuing each investment at cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold.

Use of amortized cost permits the Fund to maintain a net asset value of $1.00 per share. However, no assurance can be given that the Fund will be able to maintain a stable net asset value.

                           DIVIDENDS AND DISTRIBUTIONS


Dividends are declared daily and paid monthly from net investment income (after deduction of expenses) and any realized short-term capital gains. Distributions of net realized long-term capital gains, if any, are declared and paid annually at the end of the Fund's fiscal year. All dividends and other distributions are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested. You may request that dividends and other distributions be paid by wire transfer to a designated bank account by sending a written request to the transfer agent. The request must be received at least five business days prior to a payment date for it to be effective on that date.


Dividends are payable to all shareholders of record as of the time of declaration. Shares become entitled to any dividend declared beginning on the day on which they are purchased, but are not entitled to dividends declared on the day they are redeemed.

To satisfy certain distribution requirements of the Internal Revenue Code, the Fund may declare special or regular year-end dividend and capital gains distributions during October, November or December. If received by shareholders by January 31, these distributions are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

                                      TAXES


The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net income to shareholders.


FEDERAL TAXATION OF SHAREHOLDERS. Dividend distributions, whether received in cash or reinvested in additional shares, will be taxable as ordinary income. Although the Fund does not expect to distribute any long-term capital gains, you will also be subject to tax on any capital gains distributions you receive. Since the Fund does not expect to earn dividend income, the dividends and other distributions the Fund pays will generally not qualify for the dividends-received deduction available to corporate investors. In January of each year, the Fund will send you a statement showing the tax status of distributions for the past calendar year.

Section 115(1) of the Internal Revenue Code provides that gross income does not include income derived from the exercise of any essential government function accruing to a state or any of its political subdivisions. State and municipal investors should consult their tax advisors to determine any limitations on the applicability of Section 115(1) to earnings from their investments in the Fund. A portion of earnings derived from the investment of funds which are subject to the arbitrage limitations or rebate requirements of the Internal Revenue Code may be required to be paid to the U.S. Treasury.

The Fund is required to withhold 31% of all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. Investors are asked to certify in their account applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to provide this certification will result in backup withholding.

STATE AND LOCAL TAXES. Dividends and other distributions paid by the Fund and received by an investor may be subject to state and local taxes. Although shareholders do not directly receive interest on U.S. Government securities held by the Fund, certain states and localities may allow the character of the Fund's income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on certain U.S. Government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. Government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. Government securities does not constitute interest on U.S. Government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. Government securities in which the Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. Government securities.

The discussion set forth above regarding federal and state income taxation is included for general information only. You should consult your tax advisor concerning the federal and state tax consequences of an investment in the Fund.

                                DISTRIBUTION PLAN


The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that authorizes it to pay expenses relating to the sale and distribution of its shares. Pursuant to the plan, the Fund makes payments to the Distributor in an amount equal to an annual rate of 0.10% of the Fund's average daily net assets to compensate the Distributor for distribution related services it provides to the Fund. Because the payments are made from fund assets on an on-going basis, over time it will increase the cost of an investment in shares and may cost more than paying other types of sales charges.

The Distributor may enter into agreements to compensate membership associations and other organizations whose members purchase shares of the Fund and which provide certain services to the Fund or the Distributor. These services may include, but are not limited to, granting a license to the Fund to use the organization's name and logos, providing the Distributor with mailing lists of its members and information about its members and permitting dissemination of Fund materials to its members. The Distributor may also make payments to banks and brokerage firms that distribute shares of the Fund to customers for providing shareholder related services. Payments to a bank or broker are made at the annual rate of 0.10% of the average daily net assets of the Fund attributable to shares held by customers of that bank or broker.


                             PERFORMANCE INFORMATION

The Fund may publish its "current yield" and "effective yield" in advertisements, sales materials and shareholder reports. Current yield refers to the income generated by an investment in the Fund over a seven-day period; the income is then annualized. In annualizing income, the amount of income generated by the investment during the period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated in the same manner, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. All quotations of investment performance are based upon historical investment results and are not intended to predict future performance.

In addition, comparative performance information may be used from time to time in advertisements, sales literature and shareholder reports. This information may include data, ratings and rankings from Lipper Analytical Services, Inc., IBC Financial Data Money Fund Report, The Bank Rate Monitor, Morningstar and other industry publications, business periodicals and services. Comparisons to recognized market indices and to the returns on specific money market securities or types of securities or investments may also be used. The Fund may disseminate yields for periods longer than seven days, and may also report its total return. The "total return" of the Fund refers to the average annual compounded rate of return over a specified period (as stated in the advertisement) that would equate an initial amount invested at the beginning of the period to the end of period redeemable value of the investment, assuming the reinvestment of all dividends and distributions.

                             ADDITIONAL INFORMATION

ORGANIZATION. The Trust is a Delaware business trust that was organized on June 27, 1995. It is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. The Trust has ten series of its shares outstanding. Each series represents an interest in a separate investment portfolio. The Board of Trustees has the power to establish additional series of shares and, subject to applicable laws and regulations, may issue two or more classes of shares of any series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.

Shareholders of the Fund are entitled to vote, together with the holders of other series of the Trust, on the election of Trustees and the ratification of the Trust's independent auditors when those matters are voted upon by shareholders. Shareholders are also entitled to vote on other matters as required by the Investment Company Act or the Trust's Declaration of Trust. On these other matters, shares of the Fund will generally be voted as a separate class from other series of the Trust's shares. Each share (and fractional share) is entitled to one vote (or fraction thereof). However, if shares of more than one series vote together on a matter, each share will have that number of votes which equals the net asset value of such share (or fraction thereof). All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so. As discussed below, the Fund will pass through to its shareholders the right to vote on Portfolio matters requiring shareholder approval.

INFORMATION CONCERNING INVESTMENT STRUCTURE. The Fund does not invest directly in securities. Instead, it invests all of its investable assets in the Portfolio, a separate series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. The Portfolio, in turn, purchases, holds and sells investments in accordance with that objective and those policies. The Trustees of the Trust believe that the per share expenses of the Fund (including its share of the Portfolio's expenses) will be less than or approximately equal to the expenses that the Fund would incur if its assets were invested directly in securities and other investments.

The Fund may withdraw its investment from the Portfolio at any time, and will do so if the Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund withdraws its investment in the Portfolio, it will either invest directly in securities in accordance with the investment policies described in this Prospectus or will invest in another pooled investment vehicle that has the same investment objective and policies as the Fund. In connection with the withdrawal of its investment in the Portfolio, the Fund could receive securities and other investments from the Portfolio instead of cash. This could cause the Fund to incur certain expenses.


A change in the investment objective, policies or restrictions of the Portfolio may cause the Fund to withdraw its investment in the Portfolio. Alternatively, the Fund could seek to change its objective, policies or restrictions to conform to those of the Portfolio. The investment objective and certain investment restrictions of the Portfolio may be changed without the approval of investors in the Portfolio. However, the Portfolio will notify the Fund at least 30 days before any changes are implemented. If the Fund is asked to vote on any matters concerning the Portfolio, the Fund will hold a shareholders meeting and vote its shares of the Portfolio in the same manner as Fund shares are voted regarding those matters.

Shares of the Portfolio will be held by investors other than the Fund. These investors may include other series of the Trust, other mutual funds and other types of pooled investment vehicles. When investors in the Portfolio vote on matters affecting the Portfolio, the Fund could be outvoted by other investors. The Fund may also otherwise be adversely affected by other investors in the Portfolio. These other investors offer shares (or interests) to their investors which have costs and expenses that differ from those of the Fund. Thus, the investment returns for investors in other funds that invest in the Portfolio may differ from the investment return of shares of the Fund. These differences in returns are also present in other fund structures. Information about other holders of shares of the Portfolio is available from the Fund.

CUSTODIAN. U.S. Bank National Association (the "Custodian") is the Fund's custodian. The Custodian maintains custody of all securities and cash assets of the Fund and the Portfolio and is authorized to hold these assets in securities depositories and to use subcustodians.

DISTRIBUTOR. The Distributor, Cadre Securities, Inc., a broker-dealer affiliated with the Investment Adviser, serves as the distributor of the Fund's shares. The Distributor is located at 905 Marconi Avenue, Ronkonkoma, New York 11779.

TRANSFER AGENT. The Investment Adviser also serves as the Fund's transfer agent, shareholder servicing agent and dividend disbursing agent. Shareholders of the Fund should call 1-800-221-4524 with any questions regarding transactions in shares of the Fund or share account balances. The Fund pays a monthly fee for transfer agent services which is currently calculated at the annual rate of 0.05% of the Fund's average daily net assets.

INDEPENDENT PUBLIC ACCOUNTANTS. KPMG LLP are the independent public accountants of the Trust and are responsible for auditing the financial statements of the Fund.


                              FINANCIAL HIGHLIGHTS

The following Information has been audited by KPMG LLP, independent auditors, whose report thereon appears in the Fund's annual report dated October 31, 1999.
This information should be read in conjunction with the financial statements, the notes thereto and the independent auditors report which is incorporated by reference in the Statement of Additional Information.

                                                                   Period Ended
                                                                October 31, 1999 (1)
                                                                -------------------

Net Asset Value, beginning of period...........................    $    1.000
                                                                   ------------

Income from Investment Operations:
     Net investment income (2).................................         0.023
                                                                   -------------

Less Dividends from:
     Net investment income.....................................        (0.023)
                                                                   -------------

Total Dividends................................................        (0.023)
                                                                   -------------

Net increase in net asset
value.......................................................
                                                                         --
                                                                   -------------

Net Asset Value, end of period.................................     $   1.000
                                                                   =============

Total return...................................................         2.35%  *

Ratio/Supplemental Data:
Net Assets, end of period (000's)..............................     $  49,512
                                                                   -------------

Ratio to average net assets:
     Net investment income including reimbursement/waiver......         4.65%  **
     Operating expenses including reimbursement/waiver.........         0.57%  **
     Operating expenses excluding reimbursement/waiver.........         0.86%  **


*-   Not Annualized
**-  Annualized
(1)  The Fund commenced operations on May 3, 1999.
(2) Net investment income per share before waiver of fees and reimbursement of expense by the Investment Advisor was $0.0217 for the period ended October 31, 1999.

  No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Trust's Statement of Additional Information. If given or made, such other information and representations should not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.

                               INVESTMENT ADVISER,
                        ADMINISTRATOR AND TRANSFER AGENT
                         Cadre Financial Services, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779

                                   DISTRIBUTOR
                             Cadre Securities, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779

                                    CUSTODIAN
                         U.S. Bank National Association
                                 U.S. Bank Place
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                                757 Third Avenue
                            New York, New York 10017

                                  LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                900 Third Avenue
                            New York, New York 10022

The Fund sends annual and semi-annual reports to shareholders. These reports contain information regarding the investments of the Portfolio and the Fund's investment performance and are available without charge from the Fund. If you have questions regarding the Fund, shareholder accounts, dividends or share purchase and redemption procedures, or if you wish to receive the most recent annual or semi-annual reports, please call 1-800-221-4524. The first annual report will be available beginning on or about December 30, 1999.


This Prospectus sets forth concisely the information about the Fund and the Trust that you should know before investing. Additional information about the Fund and the Trust has been filed with the Securities and Exchange Commission
(SEC) in a Statement of Additional Information (SAI) dated February 28, 2000. The SAI is incorporated herein by reference and is available without charge by writing to the Fund or by calling 1-800-221-4524.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. (1-800-SEC-0330). Information about the Fund is also available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

811-9064

CADRE RESERVE FUND - MONEY MARKET SERIES
A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST

PROSPECTUS


February 28, 2000


--------------------------------------------------------------------------------
Cadre Reserve Fund - Money Market Series is a series of Cadre Institutional Investors Trust, a diversified, open-end management investment company. The Fund is a money market fund. The investment objective of the Fund is high current income, consistent with preservation of capital and maintenance of liquidity.

No sales charge is imposed on the purchase or redemption of shares. The minimum initial investment in the Fund is $1 million. Investors must maintain a minimum share account balance of $1 million.


--------------------------------------------------------------------------------



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                    CADRE RESERVE FUND - MONEY MARKET SERIES
                 A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST




About the Fund..........................................................1

Investor Expenses.......................................................2

Investment Objective and Policies.......................................3

Management Arrangements.................................................5

How to Buy Shares.......................................................6

How to Redeem Shares....................................................8

Exchange Privilege......................................................9

Net Asset Value........................................................11

Dividends and Distributions............................................11

Taxes..................................................................12

Performance Information................................................13


Additional Information.................................................13

Financial Highlights...................................................16

                                 ABOUT THE FUND

Investment Goals. Cadre Reserve Fund - Money Market Series is a newly organized series of Cadre Institutional Investors Trust, a diversified, open-end management investment company. The Fund is a money market fund. Its investment objective is high current income, consistent with preservation of capital and maintenance of liquidity.

The Fund is a professionally managed investment vehicle. It is designed to address the short-term cash investment needs of institutional investors, including states, school districts, municipalities and their political subdivisions and agencies. Together with additional services available to shareholders, the Fund is part of a comprehensive cash management program.

As a money market fund, the Fund seeks to maintain a stable net asset value of $1.00 per share.

Principal Investment Strategies. The Fund pursues its investment objective by investing all of its investable assets in the Money Market Portfolio. The Portfolio, like the Fund, is a series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. Cadre Financial Services, Inc. is the Portfolio's investment adviser.

The Money Market Portfolio is a diversified portfolio that invests in the following types of money market instruments:

         -        U.S. Government Obligations

         -        Bank Obligations

         -        Commercial Paper

         -        Repurchase Agreements

         -        Floating-Rate and Variable-Rate Obligations

Principal Risks. A decline in short-term interest rates will reduce the yield of the Fund and the return on an investment. Strong equity markets or a weak economy could cause a decline in short-term interest rates. The Portfolio invests only in high quality obligations. However, if an issuer fails to pay interest or to repay principal, the investment will be adversely affected and the net asset value per share could decline. Net asset value may also be adversely affected by a substantial increase in short-term interest rates.

 An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment is also not insured or guaranteed by Ambac Assurance Corporation, an affiliate of Cadre Financial Services, Inc. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.


                                INVESTOR EXPENSES

The following Table summarizes the fees and expenses that you will pay if you buy and hold shares of the Fund. It is based on actual expenses incurred for the period ended October 31, 1999.

Shareholder Fees (Fees Paid Directly From Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases...................................None
Maximum Deferred Sales Charge (Load)...............................................None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends........................None
Redemption Fee.....................................................................None
Exchange Fee.......................................................................None

Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets) (As
A Percentage Of Average Net Assets)

Management Fees(1).................................................................. 0.23%
Distribution (12b-1) Fees.............................................................None
Other Expenses(2)....................................................................1.64%
Total Annual Fund Operating Expenses (before reimbursement and/or waiver)........... 1.87%
Reimbursement and/or Waiver of Fund Expenses(3)....................................(1.65%)
Total Annual Fund Operating Expenses (after reimbursement and/or waiver)............ 0.22%

---------------

(1)  Includes investment advisory fee of the Portfolio.

(2) Includes the Fund's share of the Portfolio's operating expenses other than the investment advisory fee.

(3) The Fund's administration agreement requires Cadre Financial Services, Inc. to pay or absorb expenses of the Fund (including the Fund's share of the Portfolio's expenses) to the extent necessary to assure that total ordinary operating expenses of the Fund do not exceed an annual rate of 0.22% of the average daily net assets of the Fund. This expense limitation may not be modified or eliminated except with the approval of the Board of Trustees of the Trust. Excess expenses paid or absorbed by Cadre Financial are carried forward and may be repaid by the Fund in the future, but only if the repayment does not cause the expense limitation to be exceeded. As of October 31, 1999, excess expenses subject to reimbursement by the Fund were $54,177.


Example

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as estimated above and remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:


              1 Year         3 Years      5 Years           10 Years
              ------         -------      -------            -------

              $22.53         $70.86       $123.92           $280.43


                        INVESTMENT OBJECTIVE AND POLICIES


Investment Objective. Cadre Reserve Fund - Money Market Series (the "Fund") seeks to provide high current income, consistent with preservation of capital and maintenance of liquidity.

Investment Policies. The Fund pursues its investment objective by investing all of its investable assets in the Money Market Portfolio(the Portfolio").


The  Portfolio has the same  investment  objective  and  substantially  the same investment  policies  as the  Fund.  It  invests  exclusively  in high  quality, short-term debt securities (money market instruments), including: U.S. Government obligations; certificates of deposit, time deposits and other obligations issued by domestic banks; commercial paper; and repurchase agreements with respect to these obligations.

The Portfolio maintains a dollar-weighted average maturity of 90 days or less, and invests only in securities having remaining maturities of 397 days or less. All investments must be U.S. dollar denominated.

Securities purchased by the Portfolio, including repurchase agreements, must be determined by Cadre Financial Services, Inc. (the "Investment Adviser") to present minimal credit risks pursuant to procedures adopted by the Board of Trustees of the Trust. Investments purchased by the Portfolio will at the time of purchase be rated in the highest rating category for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if the instrument is rated by only one such organization). The Portfolio does not invest in unrated investments. If securities purchased by the Portfolio cease to be rated or the rating of a security is down-graded, the Investment Adviser will consider such an event in determining whether the Portfolio should continue to hold the securities. If the Portfolio continues to hold the securities, it may be subject to additional risk of default.

The Portfolio invests in certain variable-rate and floating-rate securities but does not invest in any other derivatives.

Types Of Investments. Subject to applicable investment policies and restrictions, the Investment Adviser purchases and sells securities for the Portfolio based on its assessment of current market conditions and its expectations regarding future changes in interest rates and economic conditions. The Portfolio may invest in the following types of securities:

U.S. Government Obligations--These obligations include debt securities issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. In some cases, payment of principal and interest on U.S. Government obligations is backed by the full faith and credit of the United States. In other cases, the obligations are backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Bank Obligations--These obligations include, but are not limited to, negotiable certificates of deposit ("CDs"), bankers' acceptances and fixed time deposits of domestic banks. The Portfolio does not intend to purchase CDs or to make fixed time deposits in the foreseeable future.

Fixed time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. They generally may be withdrawn on demand, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

Commercial Paper --Commercial paper is a short-term, unsecured promissory note issued by a corporation to finance its short-term credit needs. It is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are a type of commercial paper. These notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of the notes. Both parties have the right to vary the amount of the outstanding indebtedness on the notes.

The Portfolio will not invest in any corporate debt obligation other than commercial paper.

Repurchase Agreements--These agreements involve the purchase of a security by the Portfolio coupled with the agreement of the seller of the security to repurchase that security on a future date and at a specified price together with interest. The maturities of repurchase agreements are typically quite short, often overnight or a few days. The Portfolio may enter into repurchase agreements with respect to securities that it may purchase under its investment policies without regard to the maturity of the securities underlying the agreements. All repurchase transactions are fully collateralized. However, the Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or the Portfolio's ability to sell the collateral is restricted or delayed.

Letters Of Credit--Debt obligations which the Portfolio is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer.

Floating-Rate And Variable-Rate Obligations--Debt obligations purchased by the Portfolio may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating-rate and variable-rate instruments may include certificates of participation in such instruments.

These securities may have demand features which give the Portfolio the right to demand repayment of principal on specified dates or after giving a specified notice. Adjustable rate securities and securities with demand features may be deemed to have maturities shorter than their stated maturity dates.

When-Issued And Delayed Delivery Securities. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold with payment and delivery taking place as much as a month or more in the future. The transactions are used to secure an advantageous price and yield at the time of entering into the transactions. However, the value of securities purchased on a when-issued basis is subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

Borrowings. The Fund and the Portfolio do not borrow for purposes of making investments (a practice known as "leverage"). However, as a fundamental policy, they each may borrow money from banks in an amount not exceeding one-third of the value of its total assets (calculated at the time of the borrowing), for temporary extraordinary or emergency purposes. Additional investments will not be made by the Fund or the Portfolio while it has any borrowings outstanding.

Investment Restrictions. The Portfolio does not invest 25% or more of the value of its assets in securities of issuers engaged in any one industry. This limitation does not apply to U.S. Government obligations or to obligations of domestic banks. The Fund and the Portfolio are subject to various restrictions on their investments in addition to those described in this Prospectus. Certain of those restrictions, as well as the restrictions on borrowings and concentration of investments described above and the investment objective of the Fund and the Portfolio, are deemed fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's or the Portfolio's outstanding voting securities, as defined in the Investment Company Act of 1940 (the "Investment Company Act").

                             MANAGEMENT ARRANGEMENTS

Board Of Trustees. The business and affairs of the Fund are managed under the direction and supervision of the Board of Trustees of Cadre Institutional Investors Trust (the "Trust").

Investment Adviser. Cadre Financial Services, Inc. (the "Investment Adviser") serves as the investment adviser of the Portfolio. The Investment Adviser is an indirect subsidiary of Ambac Financial Group, Inc. ("Ambac"). Through its subsidiaries, Ambac is a leading insurer of municipal and structured finance obligations, and a provider of investment contracts, interest rate swaps, investment advisory and administrative services to states, municipalities and municipal authorities. Ambac is a publicly held company whose shares are traded on the New York Stock Exchange.


As of January 31, 2000, the Investment Adviser provided investment advisory services to accounts with assets of approximately $2.3 billion. In addition, through its subsidiaries, Ambac manages its own portfolios of approximately $9 billion.

The Portfolio pays the Investment Adviser a monthly fee which is computed at the annual rate of 0.08% of the Portfolio's average daily net assets. In consideration of this fee, the Investment Adviser provides investment advice and provides various administrative and other services to the Portfolio.

The Investment Adviser manages the assets of the Portfolio in accordance with the Portfolio's investment objective and policies. The primary responsibility of the Investment Adviser is to formulate a continuing investment program and to make all decisions regarding the purchase and sale of securities for the Portfolio.

Administrator. The Investment Adviser provides administrative services to the Fund. These services include: overseeing the preparation and maintenance of all documents and records required to be maintained; preparing and updating regulatory filings, prospectuses and shareholder reports; supplying personnel to serve as officers of the Trust; and preparing materials for meetings of the Board of Trustees and shareholders. In addition, the Investment Adviser provides fund accounting services. The Fund pays a monthly fee for these services which is calculated at the following annual rates:

              0.10% on the first $250 million of average daily net assets 0.075% on the next $750 million of average daily net assets 0.05% on average daily net assets in excess of $1 billion

                                HOW TO BUY SHARES


General Information. Shares of the Fund may be purchased on any business day through Cadre Securities, Inc. (the "Distributor"). A business day is any day that the Federal Reserve Bank of New York is open.

All purchases of shares are effected at the net asset value per share next determined after an order in proper form is received by the Distributor provided that federal funds are received on a timely basis and the Participant notifies the Administrator prior to 4:00 P.M. Eastern time by calling (800) 221-4524 (select option 2) on the day that wire transfer credit is sought. Net asset value is normally computed as of 4:00 p.m., Eastern time. However, on days for which the Public Securities Association (the "PSA") recommends an early closing of the U.S. Government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value."


Shares are entitled to receive dividends beginning on the day of purchase. For this reason, the Fund must have federal funds available to it in the amount of your investment on the day the purchase order is accepted. A purchase order is accepted: (1)

     immediately  upon receipt of a federal funds wire, as described  below;  or
(2) when federal funds in the amount of the purchase are credited to the Fund's account with its custodian (generally, one business day after your check is received).

To permit the Investment Adviser to manage the Portfolio most effectively, you should place purchase orders as early in the day as possible by calling 1-800-221-4524 (select option 2).

Prior to making an initial investment, an account number must be obtained. To obtain an account number, please call 1-800-221-4524 (select option 4). You must also mail a completed account application to:

                         Cadre Reserve Fund - Money Market Series
                         905 Marconi Avenue
                         Ronkonkoma, New York  11779

Shares may be purchased before an account application is received, but they may not be redeemed until the application is on file.


For additional information on purchasing shares, please call 1-800-221-4524 (select option 2).


Purchase By Federal Funds Wire. Shares may be purchased by wiring federal funds to the Fund's custodian. The Fund does not impose any transaction charges. However, charges may be imposed by the bank that transmits the wire. Purchase payments should be wired to:

                         Cadre Reserve Fund - Money Market Series
                         US Bank NA
                         Minneapolis, MN
                         ABA # 091 000 022
                         Cr. Acct # 104755879194
                         Further Credit:
                         Entity Name:

                         --------------------------
                         Fund Account #

                         --------------------------


Purchase By Check. Shares may also be purchased by sending a check. Shares will be issued when the check is credited to the Fund's account in the form of federal funds. Normally this occurs on the business day following receipt of a check. Checks to purchase shares should indicate the account name and number and be made payable to: Cadre Reserve Fund - Money Market Series. Purchase checks should be sent to:


                           Cadre Reserve Fund - Money Market Series
                           905 Marconi Avenue
                           Ronkonkoma, NY  11779


Minimum Initial And Subsequent Investment Amounts. In order to avoid costs associated with small accounts, the Fund requires a minimum initial investment of $1 million. Subsequent investments may be made in any amount. Accounts with balances of less than $1million as a result of redemptions are subject to redemption at the option of the Fund. You will be given 60 days' written if the Fund intends to close your account.

Shareholder Accounts. The Fund does not issue share certificates. Instead, an account is maintained for each shareholder by the Fund's transfer agent. Your account will reflect the full and fractional shares of the Fund that you own. You will be sent confirmations of each transaction in shares and monthly statements showing account balances.


Sub-Account Services. You may open sub-accounts with the Fund for accounting convenience or to meet requirements regarding the segregation of funds. Sub-accounts can be established at any time. Please call 1-800-221-4524 (select option 4) for further information and to request the necessary forms .


                              HOW TO REDEEM SHARES


You may redeem all or a portion of your shares of the Fund on any business day without any charge by the Fund. Shares are redeemed at their net asset value per share next computed after the receipt of a redemption request in proper form. Requests to redeem shares may be made as described below.

General Information. Shares may be redeemed on any business day. Redemption requests are effected at the net asset value per share next computed after receipt of a redemption request in proper form. Net asset value is normally computed as of 4:00 p.m., Eastern time. However, on days for which the PSA recommends an early closing of the U.S. Government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value." Shares are not entitled to receive dividends declared on the day of redemption. If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days. For this reason, you should purchase shares by federal funds wire if you anticipate the need for immediate access to your investment. Shares may not be redeemed until an account application is on file.

For additional information on redeeming shares, please call 1-800-221-4524 (select option 2).

The Fund may pay redemption proceeds by distributing securities held by the Portfolio, but only in the unlikely event that the Board of Trustees of the Trust determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. A shareholder who during any 90 day period redeems shares having a value not exceeding the lesser of (i) $250,000 or (ii) 1% of the net assets of the Fund, will not be subject to this procedure. In unusual circumstances, the Fund may suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days as permitted under the Investment Company Act.

Telephone Redemption Procedures. You may redeem shares by calling 1-800-221-4524 (select option 2). You will be asked to provide the account name and number, and the amount of the redemption. Proceeds of the redemption will be paid by federal funds wire to one or more bank accounts previously designated by you. Normally, redemption proceeds will be wired on the day a redemption request is received if the request is received prior to 2:00 P.M., Eastern time, or before the closing of the U.S. Government securities markets on days when the PSA recommends an early closing of those markets.


A Telephone Redemption Request May Be Made Only If The Telephone Redemption
Procedure  Has  Been  Selected  On  The  Account   Application   Or  If  Written
Instructions Authorizing Telephone Redemption Are On File.

Reasonable procedures are used to confirm that telephone redemption requests are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification or other information prior to effecting a telephone redemption. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions.

During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written redemption requests and send the request by overnight delivery service.

Written Redemption Requests. You may redeem shares by sending a written redemption request. The request must include the complete account name and address and the amount of the redemption and must be signed by each person shown on the account application as an owner of the account. The Fund reserves the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution. Proceeds of a redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $50,000).

Written redemption requests should be sent to:

                           Cadre Reserve Fund - Money Market Series
                           905 Marconi Avenue
                           Ronkonkoma, New York  11779

                               EXCHANGE PRIVILEGE

You may exchange shares of the Fund for shares of Cadre Affinity Fund - Money Market Series, SweepCash Money Market Fund and Cadre Liquid Asset Fund - Money Market Series (other series of the Trust) based upon the relative net asset values per share of the funds at the time the exchange is effected. No sales charge or other fee is imposed in connection with exchanges. Before requesting an exchange, you should obtain and read the prospectus of the fund whose shares will be acquired in the exchange. Prospectuses can be obtained by calling 1-800-221-4524.

All exchanges are subject to any applicable minimum initial and subsequent investment requirements of the fund whose shares will be acquired. In addition, exchanges are permitted only between accounts that have identical registrations. Shares of a fund may be acquired in an exchange only if the shares are currently being offered and are legally available for sale in the state of the shareholder's residence.

An exchange involves the redemption of shares of the Fund and the purchase of shares of another fund. Shares of the Fund will be redeemed at the net asset value per share of the Fund next computed after receipt of an exchange request in proper form. See "Net Asset Value." Shares of the fund being acquired in the exchange will be purchased when the proceeds of the redemption become available (normally, on the day the exchange request is received) at the net asset value of those shares then in effect. See "How to Redeem Shares." The acquired shares will be entitled to receive dividends in accordance with the policies of the applicable fund.

The exchange privilege may be modified or terminated at any time. However, 60 days' prior notification of any modification or termination will be given to shareholders.


Telephone Exchange Procedures. A request to exchange shares may be placed by calling 1-800-221-4524. Telephone exchange requests that are not received prior to 2:00 p.m. (Eastern time), or as of the closing time of the U.S. Government securities markets on days when the PSA recommends an early closing time of such markets, will be processed the following business day. You will be sent a written confirmation of an exchange transaction. As in the case of telephone redemption requests, reasonable procedures are used to confirm that telephone exchange instructions are genuine. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions. An exchange by telephone may be made only if the telephone exchange privilege has been selected on the account application, or if written instructions are on file.


During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written requests and send the request by overnight delivery.

Written Exchange Procedures. Requests to exchange shares may be submitted in writing. Each written exchange request should specify the complete account name and number of your account with the Fund, the amount to be exchanged, and the name of the fund whose shares are to be acquired in the exchange. The request must be signed by each of the persons who the shareholder has specified as required to sign redemption requests. Written exchange requests should be sent to the address indicated above under "How to Redeem Shares - Written Redemption Requests."

                                 NET ASSET VALUE


Net asset value per share is computed on each business day. It is calculated by dividing the value of the Fund's total assets less its liabilities (including accrued expenses) by the number of shares outstanding. Because the Fund invests in the Portfolio, its assets will consist primarily of shares of the Portfolio. The value of these shares will depend on the value of the assets of the Portfolio and its liabilities.


In determining the value of the Portfolio's assets, securities held by the Portfolio are valued using the amortized cost method of valuation. This method involves valuing each investment at cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold.

Use of amortized cost permits the Fund to maintain a net asset value of $1.00 per share. However, no assurance can be given that the Fund will be able to maintain a stable net asset value.

                           DIVIDENDS AND DISTRIBUTIONS


Dividends are declared daily and paid monthly from net investment income (after deduction of expenses) and any realized short-term capital gains. Distributions of net realized long-term capital gains, if any, are declared and paid annually at the end of the Fund's fiscal year. All dividends and other distributions are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested. You may request that dividends and other distributions be paid by wire transfer to a designated bank account by sending a written request to the transfer agent. The request must be received at least five business days prior to a payment date for it to be effective on that date.


Dividends are payable to all shareholders of record as of the time of declaration. Shares become entitled to any dividend declared beginning on the day on which they are purchased, but are not entitled to dividends declared on the day they are redeemed.

To satisfy certain distribution requirements of the Internal Revenue Code, the Fund may declare special or regular year-end dividend and capital gains distributions during October, November or December. If received by shareholders by January 31, these distributions are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

                                      TAXES

Taxation Of The Fund. The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net income to shareholders.

Federal Taxation Of Shareholders. Dividend distributions, whether received in cash or reinvested in additional shares, will be taxable as ordinary income. Although the Fund does not expect to distribute any long-term capital gains, you will also be subject to tax on any capital gains distributions you receive. Since the Fund does not expect to earn dividend income, the dividends and other distributions the Fund pays will generally not qualify for the dividends-received deduction available to corporate investors. In January of each year, the Fund will send you a statement showing the tax status of distributions for the past calendar year.

Section 115(1) of the Internal Revenue Code provides that gross income does not include income derived from the exercise of any essential government function accruing to a state or any of its political subdivisions. State and municipal investors should consult their tax advisors to determine any limitations on the applicability of Section 115(1) to earnings from their investments in the Fund. A portion of earnings derived from the investment of funds which are subject to the arbitrage limitations or rebate requirements of the Internal Revenue Code may be required to be paid to the U.S. Treasury.

The Fund is required to withhold 31% of all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. Investors are asked to certify in their account applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to provide this certification will result in backup withholding.


State and Local Taxes. Dividends and other distributions paid by the Fund and received by an investor may be subject to state and local taxes. Although shareholders do not directly receive interest on U.S. Government securities held by the Fund, certain states and localities may allow the character of the Fund's income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on certain U.S. Government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. Government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. Government securities does not constitute interest on U.S. Government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. Government securities in which the Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. Government securities.

The discussion set forth above regarding federal and state income taxation is included for general information only. You should consult your tax advisor concerning the federal and state tax consequences of an investment in the Fund.

                             PERFORMANCE INFORMATION

The Fund may publish its "current yield" and "effective yield" in advertisements, sales materials and shareholder reports. Current yield refers to the income generated by an investment in the Fund over a seven-day period; the income is then annualized. In annualizing income, the amount of income generated by the investment during the period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated in the same manner, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. All quotations of investment performance are based upon historical investment results and are not intended to predict future performance.

In addition, comparative performance information may be used from time to time in advertisements, sales literature and shareholder reports. This information may include data, ratings and rankings from Lipper Analytical Services, Inc., IBC Financial Data Money Fund Report, The Bank Rate Monitor, Morningstar and other industry publications, business periodicals and services. Comparisons to recognized market indices and to the returns on specific money market securities or types of securities or investments may also be used. The Fund may disseminate yields for periods longer than seven days, and may also report its total return. The "total return" of the Fund refers to the average annual compounded rate of return over a specified period (as stated in the advertisement) that would equate an initial amount invested at the beginning of the period to the end of period redeemable value of the investment, assuming the reinvestment of all dividends and distributions.

                             ADDITIONAL INFORMATION

Organization. The Trust is a Delaware business trust that was organized on June 27, 1995. It is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. The Trust has ten series of its shares outstanding. Each series represents an interest in a separate investment portfolio. The Board of Trustees has the power to establish additional series of shares and, subject to applicable laws and regulations, may issue two or more classes of shares of any series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.


Shareholders of the Fund are entitled to vote, together with the holders of other series of the Trust, on the election of Trustees and the ratification of the Trust's independent auditors when those matters are voted upon by shareholders. Shareholders are also entitled to vote on other matters as required by the Investment Company Act or the Trust's Declaration of Trust. On these other matters, shares of the Fund will generally be voted as a separate class from other series of the Trust's shares. Each share (and fractional share) is entitled to one vote (or fraction thereof). However, if shares of more than one series vote together on a matter, each share will have that number of votes which equals the net asset value of such share (or fraction thereof). All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so. As discussed below, the Fund will pass through to its shareholders the right to vote on Portfolio matters requiring shareholder approval.

Information Concerning Investment Structure. The Fund does not invest directly in securities. Instead, it invests all of its investable assets in the Portfolio, a separate series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. The Portfolio, in turn, purchases, holds and sells investments in accordance with that objective and those policies. The Trustees of the Trust believe that the per share expenses of the Fund (including its share of the Portfolio's expenses) will be less than or approximately equal to the expenses that the Fund would incur if its assets were invested directly in securities and other investments.

The Fund may withdraw its investment from the Portfolio at any time, and will do so if the Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund withdraws its investment in the Portfolio, it will either invest directly in securities in accordance with the investment policies described in this Prospectus or will invest in another pooled investment vehicle that has the same investment objective and policies as the Fund. In connection with the withdrawal of its investment in the Portfolio, the Fund could receive securities and other investments from the Portfolio instead of cash. This could cause the Fund to incur certain expenses.


A change in the investment objective, policies or restrictions of the Portfolio may cause the Fund to withdraw its investment in the Portfolio. Alternatively, the Fund could seek to change its objective, policies or restrictions to conform to those of the Portfolio. The investment objective and certain investment restrictions of the Portfolio may be changed without the approval of investors in the Portfolio. However, the Portfolio will notify the Fund at least 30 days before any changes are implemented. If the Fund is asked to vote on any matters concerning the Portfolio, the Fund will hold a shareholders meeting and vote its shares of the Portfolio in the same manner as Fund shares are voted on regarding those matters.


Shares of the Portfolio will be held by investors other than the Fund. These investors may include other series of the Trust, other mutual funds and other types of pooled investment vehicles. When investors in the Portfolio vote on matters affecting the Portfolio, the Fund could be outvoted by other investors. The Fund may also otherwise be adversely affected by other investors in the Portfolio. These other investors offer shares (or interests) to their investors which have costs and expenses that differ from those of the Fund. Thus, the investment returns for investors in other funds that invest in the Portfolio may differ from the investment return of shares of the Fund. These differences in returns are also present in other fund structures. Information about other holders of shares of the Portfolio is available from the Fund.

Custodian. U.S. Bank National Association (the "Custodian") is the Fund's custodian. The Custodian maintains custody of all securities and cash assets of the Fund and the Portfolio and is authorized to hold these assets in securities depositories and to use subcustodians.

Distributor. The Distributor, Cadre Securities, Inc., a broker-dealer affiliated with the Investment Adviser, serves as the distributor of the Fund's shares. The Distributor is located at 905 Marconi Avenue, Ronkonkoma, New York 11779.

Transfer Agent. The Investment Adviser also serves as the Fund's transfer agent, shareholder servicing agent and dividend disbursing agent. Shareholders of the Fund should call 1-800-221-4524 with any questions regarding transactions in shares of the Fund or share account balances. The Fund pays a monthly fee for transfer agent services which is currently calculated at the annual rate of 0.05% of the Fund's average daily net assets.

Independent Public Accountants. KPMG LLP are the independent public accountants of the Trust and are responsible for auditing the financial statements of the Fund.



FINANCIAL HIGHLIGHTS

The following Information has been audited by KPMG LLP, independent auditors, whose report thereon appears in the Fund's annual report dated October 31, 1999.
This information should be read in conjunction with the financial statements, the notes thereto and the independent auditors report which is incorporated by reference in the Statement of Additional Information.

                                                                     Period Ended October
                                                                         31, 1999 (1)
                                                                    -----------------------

Net Asset Value, beginning of period..............................       $   1.000
                                                                         ------------

Income from Investment Operations:
     Net investment income (2).........................................
                                                                             0.023
                                                                         ------------

Less Dividends from:
     Net investment income.............................................     (0.023)
                                                                         ------------

Total Dividends.........................................................    (0.023)
                                                                         ------------

Net increase in net asset
value..................................................................         --

Net Asset Value, end of period.......................................    $      1.000
                                                                         ============

Total return............................................................      2.50%*

Ratio/Supplemental Data:
Net Assets, end of period (000's)....................................    $     22,397
                                                                         ------------

Ratio to average net assets:
     Net investment income including reimbursement/waiver.........        5.08%  **
     Operating expenses including reimbursement/waiver............        0.22%  **
     Operating expenses excluding reimbursement/waiver............        1.87%  **



*- Not Annualized
**- Annualized
(1) The Fund commenced operations on May 19, 1999.
(2) Net investment income per share before waiver of fees and reimbursement of expense by the Investment Advisor was $0.0156 for the period ended October 31, 1999.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Trust's Statement of Additional Information. If given or made, such other information and representations should not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.

                               INVESTMENT ADVISER,
                        ADMINISTRATOR AND TRANSFER AGENT
                         Cadre Financial Services, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779

                                   DISTRIBUTOR
                             Cadre Securities, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779

                                    CUSTODIAN
                         U.S. Bank National Association
                                 U.S. Bank Place
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                                757 Third Avenue
                            New York, New York 10017

                                  LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                900 Third Avenue
                            New York, New York 10022

The Fund sends annual and semi-annual reports to shareholders. These reports contain information regarding the investments of the Portfolio and the Fund's investment performance and are available without charge from the Fund. If you have questions regarding the Fund, shareholder accounts, dividends or share purchase and redemption procedures, or if you wish to receive the most recent annual or semi-annual reports, please call 1-800-221-4524. The first annual report will be available beginning on or about December 30, 1999.


This Prospectus sets forth concisely the information about the Fund and the Trust that you should know before investing. Additional information about the Fund and the Trust has been filed with the Securities and Exchange Commission
(SEC) in a Statement of Additional Information (SAI) dated February 28, 2000. The SAI is incorporated herein by reference and is available without charge by writing to the Fund or by calling 1-800-221-4524.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. (1-800-SEC-0330). Information about the Fund is also available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

811-9064
                                      -17-

CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST

PROSPECTUS

FEBRUARY 28, 2000

--------------------------------------------------------------------------------

Cadre Reserve Fund - U.S. Government Series is a series of Cadre Institutional Investors Trust, a diversified, open-end management investment company. The Fund is a money market fund. The investment objective of the Fund is high current income, consistent with preservation of capital and maintenance of liquidity.

No sales charge is imposed on the purchase or redemption of shares. The minimum initial investment in the Fund is $1 million. Investors must maintain a minimum share account balance of $1 million.

--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                   CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
                 A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST

About the Fund.............................................................1

Investor Expenses..........................................................1

Investment Objective and Policies..........................................3

Management Arrangements....................................................4

How to Buy Shares..........................................................5

How to Redeem Shares.......................................................7

Exchange Privilege.........................................................8

Net Asset Value...........................................................10

Dividends and Distributions...............................................10

Taxes.....................................................................11

Performance Information...................................................12


Additional Information....................................................12

Financial Highlights......................................................15

                                 ABOUT THE FUND


INVESTMENT GOALS. Cadre Reserve Fund - U.S. Government Series is a newly organized series of Cadre Institutional Investors Trust, a diversified, open-end management investment company. The Fund is a money market fund. Its investment objective is high current income, consistent with preservation of capital and maintenance of liquidity.


The Fund is a professionally managed investment vehicle. It is designed to address the short-term cash investment needs of institutional investors, including states, school districts, municipalities and their political subdivisions and agencies. Together with additional services available to shareholders, the Fund is part of a comprehensive cash management program.

As a money market fund, the Fund seeks to maintain a stable net asset value of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES. The Fund pursues its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio. The Portfolio, like the Fund, is a series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. Cadre Financial Services, Inc. is the Portfolio's investment adviser.

The U.S. Government Money Market Portfolio is a diversified portfolio that invests exclusively in short-term debt securities issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government, and repurchase agreements collateralized by U.S. government securities.

PRINCIPAL RISKS. A decline in short-term interest rates will reduce the yield of the Fund and the return on an investment. Strong equity markets or a weak economy could cause a decline in short-term interest rates. Net asset value may also be adversely affected by a substantial increase in short-term interest rates.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment is also not insured or guaranteed by Ambac Assurance Corporation, an affiliate of Cadre Financial Services, Inc. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.


                                INVESTOR EXPENSES


The following Table summarizes the fees and expenses that you will pay if you buy and hold shares of the Fund. It is based on actual expenses incurred for the period ended October 31, 1999.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchases..........................None
Maximum Deferred Sales Charge (Load)......................................None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends...............None
Redemption Fee............................................................None
Exchange Fee..............................................................None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees(1)........................................................ 0.21%
Distribution (12b-1) Fees...................................................None
Other Expenses(2)......................................................... 0.28%
Total Annual Fund Operating Expenses
  (before reimbursement and /or waiver)................................... 0.49%
Reimbursement and/or Waiver of Fund Expenses(3).......................... (0.29)%
Total Annual Fund Operating Expenses (after reimbursement and/or waiver).. 0.20%


--------------------------------------------------------------------------------

(1) Includes investment advisory fee of the Portfolio.

(2) Includes the Fund's share of the Portfolio's operating expenses other than the investment advisory fee.

(3) The Fund's administration agreement requires Cadre Financial Services,
    Inc. to pay or absorb expenses of the Fund (including the Fund's share of the Portfolio's expenses) to the extent necessary to assure that total ordinary operating expenses of the Fund do not exceed an annual rate of 0.20% of the average daily net assets of the Fund. This expense limitation may not be modified or eliminated except with the approval of the Board of Trustees of the Trust. Excess expenses paid or absorbed by Cadre Financial are carried forward and may be repaid by the Fund in the future, but only if the repayment does not cause the expense limitation to be exceeded. As of October 31, 1999, excess expenses subject to reimbursement by the Fund were $106,236.


EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as estimated above and remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:


            1 YEAR       3 YEARS         5 YEARS         10 YEARS
            ------       -------         -------         --------

            $20.48        $64.44         $112.71         $255.20

                        INVESTMENT OBJECTIVE AND POLICIES


INVESTMENT OBJECTIVE. Cadre Reserve Fund - U.S. Government Series (the "Fund") seeks to provide high current income, consistent with preservation of capital and maintenance of liquidity.

INVESTMENT POLICIES. The Fund pursues its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio (the "Portfolio)..


The Portfolio has the same investment objective and substantially the same investment policies as the Fund. It invests exclusively in short-term debt securities issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities"), and repurchase agreements collateralized by Government Securities.

The Portfolio maintains a dollar-weighted average maturity of 90 days or less, and invests only in securities having remaining maturities of 397 days or less. All investments must be U.S. dollar denominated.

Securities purchased by the Portfolio, including repurchase agreements, must be determined by Cadre Financial Services, Inc. (the "Investment Adviser") to present minimal credit risks pursuant to procedures adopted by the Board of Trustees of the Trust.

The Portfolio invests in certain variable-rate and floating-rate securities but does not invest in any other derivatives.

TYPES OF INVESTMENTS. Subject to applicable investment policies and restrictions, the Investment Adviser purchases and sells securities for the Portfolio based on its assessment of current market conditions and its expectations regarding future changes in interest rates and economic conditions. The Portfolio may invest in the following types of securities:

U.S. GOVERNMENT OBLIGATIONS--These obligations include debt securities issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. In some cases, payment of principal and interest on U.S. Government obligations is backed by the full faith and credit of the United States. In other cases, the obligations are backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so.

REPURCHASE AGREEMENTS--These agreements involve the purchase of a security by the Portfolio coupled with the agreement of the seller of the security to repurchase that security on a future date and at a specified price together with interest. The maturities of repurchase agreements are typically quite short, often overnight or a few days. The Portfolio may enter into repurchase agreements with respect to securities that it may purchase under its investment policies without regard to the maturity of the securities underlying the agreements. All repurchase transactions are fully collateralized. However, the Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or the Portfolio's ability to sell the collateral is restricted or delayed.


FLOATING-RATE AND VARIABLE-RATE OBLIGATIONS--Debt obligations purchased by the Portfolio may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating-rate and variable-rate instruments may include certificates of participation in such instruments.

These securities may have demand features which give the Portfolio the right to demand repayment of principal on specified dates or after giving a specified notice. Adjustable rate securities and securities with demand features may be deemed to have maturities shorter than their stated maturity dates.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold with payment and delivery taking place as much as a month or more in the future. The transactions are used to secure an advantageous price and yield at the time of entering into the transactions. However, the value of securities purchased on a when-issued basis is subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

BORROWINGS. The Fund and the Portfolio do not borrow for purposes of making investments (a practice known as "leverage"). However, as a fundamental policy, they each may borrow money from banks in an amount not exceeding one-third of the value of its total assets (calculated at the time of the borrowing), for temporary extraordinary or emergency purposes. Additional investments will not be made by the Fund or the Portfolio while it has any borrowings outstanding.

INVESTMENT RESTRICTIONS. The Fund and the Portfolio are subject to various restrictions on their investments in addition to those described in this Prospectus. Certain of those restrictions, as well as the investment objective of the Fund, are deemed fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's or the Portfolio's outstanding voting securities, as defined in the Investment Company Act of 1940 (the "Investment Company Act").

                             MANAGEMENT ARRANGEMENTS

BOARD OF TRUSTEES. The business and affairs of the Fund are managed under the direction and supervision of the Board of Trustees of Cadre Institutional Investors Trust (the "Trust").

INVESTMENT ADVISER. Cadre Financial Services, Inc. (the "Investment Adviser") serves as the investment adviser of the Portfolio. The Investment Adviser is an indirect subsidiary of Ambac Financial Group, Inc. ("Ambac"). Through its subsidiaries, Ambac is a leading insurer of municipal and structured finance obligations, and a provider of investment contracts, interest rate swaps, investment advisory and administrative services to states, municipalities and municipal authorities. Ambac is a publicly held company whose shares are traded on the New York Stock Exchange.

As of January 31, 2000, the Investment Adviser provided investment advisory services to accounts with assets of approximately $2.3 billion. In addition, through its subsidiaries, Ambac manages its own portfolios of approximately $9 billion.


The Portfolio pays the Investment Adviser a monthly fee which is computed at the annual rate of 0.06% of the Portfolio's average daily net assets. In consideration of this fee, the Investment Adviser provides investment advice and provides various administrative and other services to the Portfolio.

The Investment Adviser manages the assets of the Portfolio in accordance with the Portfolio's investment objective and policies. The primary responsibility of the Investment Adviser is to formulate a continuing investment program and to make all decisions regarding the purchase and sale of securities for the Portfolio.

ADMINISTRATOR. The Investment Adviser provides administrative services to the Fund. These services include: overseeing the preparation and maintenance of all documents and records required to be maintained; preparing and updating regulatory filings, prospectuses and shareholder reports; supplying personnel to serve as officers of the Trust; and preparing materials for meetings of the Board of Trustees and shareholders. In addition, the Investment Adviser provides fund accounting services. The Fund pays a monthly fee for these services which is calculated at the following annual rates:

         0.10% on the first $250 million of average daily net assets 0.075% on the next $750 million of average daily net assets 0.05% on average daily net assets in excess of $1 billion

                                HOW TO BUY SHARES


GENERAL INFORMATION. Shares of the Fund may be purchased on any business day through Cadre Securities, Inc. (the "Distributor"). A business day is any day that the Federal Reserve Bank of New York is open.

All purchases of shares are effected at the net asset value per share next determined after an order in proper form is received by the Distributor provided that federal funds are received on a timely basis and the Participant notifies the Administrator prior to 4:00 P.M. Eastern time by calling (800) 221-4524 (select option 2) on the day that wire transfer credit is sought. Net asset value is normally computed as of 4:00 p.m., Eastern time. However, on days for which the Public Securities Association (the "PSA") recommends an early closing of the U.S. Government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value."


Shares are entitled to receive dividends beginning on the day of purchase. For this reason, the Fund must have federal funds available to it in the amount of your investment on the day the purchase order is accepted. A purchase order is accepted: (1) immediately upon receipt of a federal funds wire, as described below; or (2) when federal funds in the amount of the purchase are credited to the Fund's account with its custodian (generally, one business day after your check is received).

To permit the Investment Adviser to manage the Portfolio most effectively, you should place purchase orders as early in the day as possible by calling 1-800-221-4524 (select option 2).

Prior to making an initial investment, an account number must be obtained. To obtain an account number, please call 1-800-221-4524 (select option 4). You must also mail a completed account application to:


                     Cadre Reserve Fund - U.S. Government Series
                     905 Marconi Avenue
                     Ronkonkoma, New York  11779

Shares may be purchased before an account application is received, but they may not be redeemed until the application is on file.


For additional information on purchasing shares, please call 1-800-221-4524 (select option 2).


PURCHASE BY FEDERAL FUNDS WIRE. Shares may be purchased by wiring federal funds to the Fund's custodian. The Fund does not impose any transaction charges. However, charges may be imposed by the bank that transmits the wire. Purchase payments should be wired to:

                     Cadre Reserve Fund - U.S. Government Series
                     US Bank NA
                     Minneapolis, MN
                     ABA # 091 000 022
                     Cr. Acct # 104 755 879103
                     Further Credit:

                     Entity Name:________________________________

                     Fund Account # ______________________________


PURCHASE BY CHECK. Shares may also be purchased by sending a check. Shares will be issued when the check is credited to the Fund's account in the form of federal funds. Normally this occurs on the business day following receipt of a check. Checks to purchase shares should indicate the account name and number and be made payable to: Cadre Reserve Fund - U.S. Government Series. Purchase checks should be sent to:


                     Cadre Reserve Fund - U.S. Government Series
                     905 Marconi Avenue
                     Ronkonkoma, NY  11779


MINIMUM INITIAL AND SUBSEQUENT INVESTMENT AMOUNTS. In order to avoid costs associated with small accounts, the Fund requires a minimum initial investment of $1 million. Subsequent investments may be made in any amount. Accounts with balances of less than $1 million as a result of redemptions are subject to redemption at the option of the Fund. You will be given 60 days' written notice if the Fund intends to close your account.

SHAREHOLDER ACCOUNTS. The Fund does not issue share certificates. Instead, an account is maintained for each shareholder by the Fund's transfer agent. Your account will reflect the full and fractional shares of the Fund that you own. You will be sent confirmations of each transaction in shares and monthly statements showing account balances.


SUB-ACCOUNT SERVICES. You may open sub-accounts with the Fund for accounting convenience or to meet requirements regarding the segregation of funds. Sub-accounts can be established at any time. Please call 1-800-221-4524 (select option 4) for further information and to request the necessary forms.


                              HOW TO REDEEM SHARES


You may redeem all or a portion of your shares of the Fund on any business day without any charge by the Fund. Shares are redeemed at their net asset value per share next computed after the receipt of a redemption request in proper form. Requests to redeem shares may be made as described below.

GENERAL INFORMATION. Shares may be redeemed on any business day. Redemption requests are effected at the net asset value per share next computed after receipt of a redemption request in proper form. Net asset value is normally computed as of 4:00 p.m., Eastern time. However, on days for which the PSA recommends an early closing of the U.S. Government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value." Shares are not entitled to receive dividends declared on the day of redemption. If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days. For this reason, you should purchase shares by federal funds wire if you anticipate the need for immediate access to your investment. Shares may not be redeemed until an account application is on file.

For additional information on redeeming shares, please call 1-800-221-4524 (select option 2).

The Fund may pay redemption proceeds by distributing securities held by the Portfolio, but only in the unlikely event that the Board of Trustees of the Trust determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. A shareholder who during any 90 day period redeems shares having a value not exceeding the lesser of (i) $250,000 or (ii) 1% of the net assets of the Fund, will not be subject to this procedure. In unusual circumstances, the Fund may suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days as permitted under the Investment Company Act.

TELEPHONE REDEMPTION PROCEDURES. You may redeem shares by calling 1-800-221-4524 (select option 2). You will be asked to provide the account name and number, and the amount of the redemption. Proceeds of the redemption will be paid by federal funds wire to one or more bank accounts previously designated by you. Normally, redemption proceeds will be wired on the day a redemption request is received if the request is received prior to 2:00 P.M., Eastern time, or before the closing of the U.S. Government securities markets on days when the PSA recommends an early closing of those markets.


A TELEPHONE REDEMPTION REQUEST MAY BE MADE ONLY IF THE TELEPHONE REDEMPTION PROCEDURE HAS BEEN SELECTED ON THE ACCOUNT APPLICATION OR IF WRITTEN INSTRUCTIONS AUTHORIZING TELEPHONE REDEMPTION ARE ON FILE.

Reasonable procedures are used to confirm that telephone redemption requests are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification or other information prior to effecting a telephone redemption. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions.

During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written redemption requests and send the request by overnight delivery service.

WRITTEN REDEMPTION REQUESTS. You may redeem shares by sending a written redemption request. The request must include the complete account name and address and the amount of the redemption and must be signed by each person shown on the account application as an owner of the account. The Fund reserves the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution. Proceeds of a redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $50,000).

Written redemption requests should be sent to:

                     Cadre Reserve Fund - U.S. Government Series
                     905 Marconi Avenue
                     Ronkonkoma, New York  11779

                               EXCHANGE PRIVILEGE

You may exchange shares of the Fund for shares of Cadre Affinity Fund - U.S. Government Series, Cadre Liquid Asset Fund - U.S. Government Series and SweepCash U.S. Government Money Market Fund (other series of the Trust) based upon the relative net asset values per share of the funds at the time the exchange is effected. No sales charge or other fee is imposed in connection with exchanges. Before requesting an exchange, you should obtain and read the prospectus of the fund whose shares will be acquired in the exchange. Prospectuses can be obtained by calling 1-800-221-4524.

All exchanges are subject to any applicable minimum initial and subsequent investment requirements of the fund whose shares will be acquired. In addition, exchanges are permitted only between accounts that have identical registrations. Shares of a fund may be acquired in an exchange only if the shares are currently being offered and are legally available for sale in the state of the shareholder's residence.

An exchange involves the redemption of shares of the Fund and the purchase of shares of another fund. Shares of the Fund will be redeemed at the net asset value per share of the Fund next computed after receipt of an exchange request in proper form. See "Net Asset Value." Shares of the fund being acquired in the exchange will be purchased when the proceeds of the redemption become available (normally, on the day the exchange request is received) at the net asset value of those shares then in effect. See "How to Redeem Shares." The acquired shares will be entitled to receive dividends in accordance with the policies of the applicable fund.

The exchange privilege may be modified or terminated at any time. However, 60 days' prior notification of any modification or termination will be given to shareholders.


TELEPHONE EXCHANGE PROCEDURES. A request to exchange shares may be placed by calling 1-800-221-4524. Telephone exchange requests that are not received prior to 2:00 p.m. (Eastern time), or as of the closing time of the U.S. Government securities markets on days when the PSA recommends an early closing time of such markets, will be processed the following business day. You will be sent a written confirmation of an exchange transaction. As in the case of telephone redemption requests, reasonable procedures are used to confirm that telephone exchange instructions are genuine. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions. An exchange by telephone may be made only if the telephone exchange privilege has been selected on the account application, or if written instructions are on file.


During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written requests and send the request by overnight delivery.

WRITTEN EXCHANGE PROCEDURES. Requests to exchange shares may be submitted in writing. Each written exchange request should specify the complete account name and number of your account with the Fund, the amount to be exchanged, and the name of the fund whose shares are to be acquired in the exchange. The request must be signed by each of the persons who the shareholder has specified as required to sign redemption requests. The signature of each person signing the exchange request must be guaranteed by an eligible guarantor institution. Written exchange requests should be sent to the address indicated above under "HOW TO REDEEM SHARES - WRITTEN REDEMPTION REQUESTS."

                                 NET ASSET VALUE


Net asset value per share is computed on each business day. It is calculated by dividing the value of the Fund's total assets less its liabilities (including accrued expenses) by the number of shares outstanding. Because the Fund invests in the Portfolio, its assets will consist primarily of shares of the Portfolio. The value of these shares will depend on the value of the assets of the Portfolio and its liabilities.


In determining the value of the Portfolio's assets, securities held by the Portfolio are valued using the amortized cost method of valuation. This method involves valuing each investment at cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold.

Use of amortized cost permits the Fund to maintain a net asset value of $1.00 per share. However, no assurance can be given that the Fund will be able to maintain a stable net asset value.

                           DIVIDENDS AND DISTRIBUTIONS


Dividends are declared daily and paid monthly from net investment income (after deduction of expenses) and any realized short-term capital gains. Distributions of net realized long-term capital gains, if any, are declared and paid annually at the end of the Fund's fiscal year. All dividends and other distributions are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested. You may request that dividends and other distributions be paid by wire transfer to a designated bank account by sending a written request to the transfer agent. The request must be received at least five business days prior to a payment date for it to be effective on that date.


Dividends are payable to all shareholders of record as of the time of declaration. Shares become entitled to any dividend declared beginning on the day on which they are purchased, but are not entitled to dividends declared on the day they are redeemed.

To satisfy certain distribution requirements of the Internal Revenue Code, the Fund may declare special or regular year-end dividend and capital gains distributions during October, November or December. If received by shareholders by January 31, these distributions are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

                                      TAXES

TAXATION OF THE FUND. The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net income to shareholders.

FEDERAL TAXATION OF SHAREHOLDERS. Dividend distributions, whether received in cash or reinvested in additional shares, will be taxable as ordinary income. Although the Fund does not expect to distribute any long-term capital gains, you will also be subject to tax on any capital gains distributions you receive. Since the Fund does not expect to earn dividend income, the dividends and other distributions the Fund pays will generally not qualify for the dividends-received deduction available to corporate investors. In January of each year, the Fund will send you a statement showing the tax status of distributions for the past calendar year.

Section 115(1) of the Internal Revenue Code provides that gross income does not include income derived from the exercise of any essential government function accruing to a state or any of its political subdivisions. State and municipal investors should consult their tax advisors to determine any limitations on the applicability of Section 115(1) to earnings from their investments in the Fund. A portion of earnings derived from the investment of funds which are subject to the arbitrage limitations or rebate requirements of the Internal Revenue Code may be required to be paid to the U.S. Treasury.

The Fund is required to withhold 31% of all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. Investors are asked to certify in their account applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to provide this certification will result in backup withholding.

STATE AND LOCAL TAXES. Dividends and other distributions paid by the Fund and received by an investor may be subject to state and local taxes. Although shareholders do not directly receive interest on U.S. Government securities held by the Fund, certain states and localities may allow the character of the Fund's income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on certain U.S. Government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. Government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. Government securities does not constitute interest on U.S. Government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. Government securities in which the Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. Government securities.

The discussion set forth above regarding federal and state income taxation is included for general information only. You should consult your tax advisor concerning the federal and state tax consequences of an investment in the Fund.

                             PERFORMANCE INFORMATION

The Fund may publish its "current yield" and "effective yield" in advertisements, sales materials and shareholder reports. Current yield refers to the income generated by an investment in the Fund over a seven-day period; the income is then annualized. In annualizing income, the amount of income generated by the investment during the period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated in the same manner, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. All quotations of investment performance are based upon historical investment results and are not intended to predict future performance.

In addition, comparative performance information may be used from time to time in advertisements, sales literature and shareholder reports. This information may include data, ratings and rankings from Lipper Analytical Services, Inc., IBC Financial Data Money Fund Report, The Bank Rate Monitor, Morningstar and other industry publications, business periodicals and services. Comparisons to recognized market indices and to the returns on specific money market securities or types of securities or investments may also be used. The Fund may disseminate yields for periods longer than seven days, and may also report its total return. The "total return" of the Fund refers to the average annual compounded rate of return over a specified period (as stated in the advertisement) that would equate an initial amount invested at the beginning of the period to the end of period redeemable value of the investment, assuming the reinvestment of all dividends and distributions.

                             ADDITIONAL INFORMATION

ORGANIZATION. The Trust is a Delaware business trust that was organized on June 27, 1995. It is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. The Trust has ten series of its shares outstanding. Each series represents an interest in a separate investment portfolio. The Board of Trustees has the power to establish additional series of shares and, subject to applicable laws and regulations, may issue two or more classes of shares of any series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.

Shareholders of the Fund are entitled to vote, together with the holders of other series of the Trust, on the election of Trustees and the ratification of the Trust's independent auditors when those matters are voted upon by shareholders. Shareholders are also entitled to vote on other matters as required by the Investment Company Act or the Trust's Declaration of Trust. On these other matters, shares of the Fund will generally be voted as a separate class from other series of the Trust's shares. Each share (and fractional share) is entitled to one vote (or fraction thereof). However, if shares of more than one series vote together on a matter, each share will have that number of votes which equals the net asset value of such share (or fraction thereof). All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so. As discussed below, the Fund will pass through to its shareholders the right to vote on Portfolio matters requiring shareholder approval.

INFORMATION CONCERNING INVESTMENT STRUCTURE. The Fund does not invest directly in securities. Instead, it invests all of its investable assets in the Portfolio, a separate series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. The Portfolio, in turn, purchases, holds and sells investments in accordance with that objective and those policies. The Trustees of the Trust believe that the per share expenses of the Fund (including its share of the Portfolio's expenses) will be less than or approximately equal to the expenses that the Fund would incur if its assets were invested directly in securities and other investments.

The Fund may withdraw its investment from the Portfolio at any time, and will do so if the Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund withdraws its investment in the Portfolio, it will either invest directly in securities in accordance with the investment policies described in this Prospectus or will invest in another pooled investment vehicle that has the same investment objective and policies as the Fund. In connection with the withdrawal of its investment in the Portfolio, the Fund could receive securities and other investments from the Portfolio instead of cash. This could cause the Fund to incur certain expenses.


A change in the investment objective, policies or restrictions of the Portfolio may cause the Fund to withdraw its investment in the Portfolio. Alternatively, the Fund could seek to change its objective, policies or restrictions to conform to those of the Portfolio. The investment objective and certain investment restrictions of the Portfolio may be changed without the approval of investors in the Portfolio. However, the Portfolio will notify the Fund at least 30 days before any changes are implemented. If the Fund is asked to vote on any matters concerning the Portfolio, the Fund will hold a shareholders meeting and vote its shares of the Portfolio in the same manner as Fund shares are voted regarding those matters.


Shares of the Portfolio will be held by investors other than the Fund. These investors may include other series of the Trust, other mutual funds and other types of pooled investment vehicles. When investors in the Portfolio vote on matters affecting the Portfolio, the Fund could be outvoted by other investors. The Fund may also otherwise be adversely affected by other investors in the Portfolio. These other investors offer shares (or interests) to their investors which have costs and expenses that differ from those of the Fund. Thus, the investment returns for investors in other funds that invest in the Portfolio may differ from the investment return of shares of the Fund. These differences in returns are also present in other fund structures. Information about other holders of shares of the Portfolio is available from the Fund.

CUSTODIAN. U.S. Bank National Association (the "Custodian") is the Fund's custodian. The Custodian maintains custody of all securities and cash assets of the Fund and the Portfolio and is authorized to hold these assets in securities depositories and to use subcustodians.

DISTRIBUTOR. The Distributor, Cadre Securities, Inc., a broker-dealer affiliated with the Investment Adviser, serves as the distributor of the Fund's shares. The Distributor is located at 905 Marconi Avenue, Ronkonkoma, New York 11779.

TRANSFER AGENT. The Investment Adviser also serves as the Fund's transfer agent, shareholder servicing agent and dividend disbursing agent. Shareholders of the Fund should call 1-800-221-4524 with any questions regarding transactions in shares of the Fund or share account balances. The Fund pays a monthly fee for transfer agent services which is currently calculated at the annual rate of 0.05% of the Fund's average daily net assets.

INDEPENDENT PUBLIC ACCOUNTANTS. KPMG LLP are the independent public accountants of the Trust and are responsible for auditing the financial statements of the Fund.


FINANCIAL HIGHLIGHTS

The following Information has been audited by KPMG LLP, independent auditors, whose report thereon appears in the Fund's annual report dated October 31, 1999.
This information should be read in conjunction with the financial statements, the notes thereto and the independent auditors report which is incorporated by reference in the Statement of Additional Information.

                                                                   Period Ended October 31,
                                                                           1999 (1)
                                                                  ---------------------------

Net Asset Value, beginning of period............................            $ 1.000
                                                                            -----------

Income from Investment Operations:
     Net investment income (2)..................................              0.040

Less Dividends from:
     Net investment income......................................             (0.040)
                                                                           ------------

Total Dividends.................................................             (0.040)

Net increase in net asset
value.......................................................                    --

Net Asset Value, end of period..................................            $ 1.000
                                                                           ============

Total return....................................................               4.04% *

Ratio/Supplemental Data:
Net Assets, end of period (000's)...............................           $114,563
                                                                           -------------

Ratio to average net assets:
     Net investment income including reimbursement/waiver.......             4.86%  **
     Operating expenses including reimbursement/waiver..........             0.20%  **
     Operating expenses excluding reimbursement/waiver..........             0.49%  **

*- Not Annualized
**- Annualized
(1) The Fund commenced operations on January 5, 1999.
(2) Net investment income per share before waiver of fees and reimbursement of expense by the Investment Advisor was $0.0376 for the period ended October 31, 1999.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Trust's Statement of Additional Information. If given or made, such other information and representations should not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.

                               INVESTMENT ADVISER,
                        ADMINISTRATOR AND TRANSFER AGENT
                         Cadre Financial Services, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779

                                   DISTRIBUTOR
                             Cadre Securities, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779

                                    CUSTODIAN
                         U.S. Bank National Association
                                 U.S. Bank Place
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                                757 Third Avenue
                            New York, New York 10017

                                  LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                900 Third Avenue
                            New York, New York 10022

The Fund sends annual and semi-annual reports to shareholders. These reports contain information regarding the investments of the Portfolio and the Fund's investment performance and are available without charge from the Fund. If you have questions regarding the Fund, shareholder accounts, dividends or share purchase and redemption procedures, or if you wish to receive the most recent annual or semi-annual reports, please call 1-800-221-4524.
The first annual report will be available beginning on or about December 30, 1999.


This Prospectus sets forth concisely the information about the Fund and the Trust that you should know before investing. Additional information about the Fund and the Trust has been filed with the Securities and Exchange Commission
(SEC) in a Statement of Additional Information (SAI) dated February 28, 2000. The SAI is incorporated herein by reference and is available without charge by writing to the Fund or by calling 1-800-221-4524. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. (1-800-SEC-0330). Information about the Fund is also available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.



811-9064

CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST

PROSPECTUS


FEBRUARY 28, 2000



--------------------------------------------------------------------------------

Cadre Liquid Asset Fund - U.S. Government Series is a series of Cadre Institutional Investors Trust, a diversified, open-end management investment company. The Fund is a money market fund. The investment objective of the Fund is high current income, consistent with preservation of capital and maintenance of liquidity.

No sales charge is imposed on the purchase or redemption of shares. There are no minimum investment requirements.

--------------------------------------------------------------------------------



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
                 A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST

About the Fund..........................................................1

Fund Performance........................................................1

Investor Expenses.......................................................3

Investment Objective and Policies.......................................4

Management Arrangements.................................................5

How to Buy Shares.......................................................6

How to Redeem Shares....................................................7

Exchange Privilege......................................................9

Net Asset Value.........................................................9

Dividends and Distributions............................................10

Taxes..................................................................10


Performance Information................................................11

Additional Information.................................................11

Financial Highlights...................................................13

                                 ABOUT THE FUND


INVESTMENT GOALS. Cadre Liquid Asset Fund - U.S. Government Series is a series of Cadre Institutional Investors Trust, a diversified, open-end management investment company. The Fund is a money market fund. Its investment objective is high current income, consistent with preservation of capital and maintenance of liquidity.


The Fund is a professionally managed investment vehicle. It is designed to address the short-term cash investment needs of institutional investors, including states, school districts, municipalities and their political subdivisions and agencies. Together with additional services available to shareholders, the Fund is part of a comprehensive cash management program.

As a money market fund, the Fund seeks to maintain a stable net asset value of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES. The Fund pursues its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio. The Portfolio, like the Fund, is a series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. Cadre Financial Services, Inc. is the Portfolio's investment adviser.

The U.S. Government Money Market Portfolio is a diversified portfolio that invests exclusively in short-term debt securities issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government, and repurchase agreements collateralized by U.S. government securities.

PRINCIPAL RISKS. A decline in short-term interest rates will reduce the yield of the Fund and the return on an investment. Strong equity markets or a weak economy could cause a decline in short-term interest rates. Net asset value may also be adversely affected by a substantial increase in short-term interest rates.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment is also not insured or guaranteed by Ambac Assurance Corporation, an affiliate of Cadre Financial Services, Inc. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

                                FUND PERFORMANCE

The return information provided below illustrates how the Fund's performance can vary, which is one indication of the risks of investing in the Fund. Please keep in mind that the Fund's past performance does not represent how it will perform in the future.

                           CALENDAR YEAR TOTAL RETURNS
                           ---------------------------


[GRAPH DEPICTED HERE] GRAPH DEPICTS THE CALENDAR YEAR RETURNS FOR THE YEARS 1997, 1998 AND 1999.


                       YEAR                     RETURNS
                       1997                      5.40%
                       1998                      5.21%
                       1999                      4.78%

BEST AND WORST QUARTERLY PERFORMANCE
 (DURING THE PERIODS SHOWN ABOVE)


                     BEST QUARTER RETURN       WORST QUARTER RETURN
                     -------------------       --------------------
                     1.34% (3Q 1997)           1.11% (1Q 1999)

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

            FUND/INDEX                   1-YEAR        SINCE INCEPTION (4-24-96)
            ----------                   ------        -------------------------
           Cadre Liquid Asset Fund -      4.78%             4.85%
           U.S. Government Series

           Merrill Lynch 3-Month
           Treasury Bill Index            5.16%             5.18%

Note: The Merrill Lynch 3 Month Treasury Bill Index is an unmanaged index generally representative of the average yield of three month treasury bills.

For the Fund's current yield information, call 1-800-221-4524.


                                INVESTOR EXPENSES


The following Table summarizes the fees and expenses that you will pay if you buy and hold shares of the Fund. It is based on actual expenses incurred for the year ended October 31, 1999.






SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases........................... None
Maximum Deferred Sales Charge (Load)........................................None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends.................None
Redemption Fee..............................................................None
Exchange Fee................................................................None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees(1)........................................................ 0.30%
Distribution (12b-1) Fees...................................................None
Other Expenses(2)......................................................... 0.25%
Total Annual Fund Operating Expenses (before reimbursement and/or waiver). 0.55%
Reimbursement and/or Waiver of Fund Expenses(3)...........................(0.10%)
Total Annual Fund Operating Expenses (after reimbursement and/or waiver).. 0.45%
-------------

(1)  Includes investment advisory fee of the Portfolio.
 (2) Includes the Fund's share of the Portfolio's operating expenses other than the investment advisory fee.
(3) The Fund's administration agreement requires Cadre Financial Services, Inc. to pay or absorb expenses of the Fund (including the Fund's share of the Portfolio's expenses) to the extent necessary to assure that total ordinary operating expenses of the Fund do not exceed an annual rate of 0.45% of the average daily net assets of the Fund. This expense limitation may not be modified or eliminated except with the approval of the Board of Trustees of the Trust. Excess expenses paid or absorbed by Cadre Financial are carried forward and may be repaid by the Fund in the future, but only if the repayment does not cause the expense limitation to be exceeded. As of October 31, 1999, excess expenses subject to reimbursement by the Fund were $ 36,348.

EXAMPLE


The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as estimated above and remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:






               1 YEAR       3 YEARS     5 YEARS     10 YEARS
               ------       -------     -------     --------
               $46.02       $144.45     $252.03     $566.87



                        INVESTMENT OBJECTIVE AND POLICIES


INVESTMENT OBJECTIVE. Cadre Liquid Asset Fund - U.S. Government Series (the "Fund") seeks to provide high current income, consistent with preservation of capital and maintenance of liquidity.

INVESTMENT POLICIES. The Fund pursues its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio (the "Portfolio").

The Portfolio has the same investment objective and substantially the same investment policies as the Fund. It invests exclusively in short-term debt securities issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities") and repurchase agreements collateralized by Government Securities.

The Portfolio maintains a dollar-weighted average maturity of 90 days or less, and invests only in securities having remaining maturities of 397 days or less. All investments must be U.S. dollar denominated.

Securities purchased by the Portfolio, including repurchase agreements, must be determined by Cadre Financial Services, Inc. (the "Investment Adviser") to present minimal credit risks pursuant to procedures adopted by the Board of Trustees of the Trust.

The Portfolio invests in certain variable-rate and floating-rate securities but does not invest in any other derivatives.


TYPES OF INVESTMENTS. Subject to applicable investment policies and restrictions, the Investment Adviser purchases and sells securities for the Portfolio based on its assessment of current market conditions and its expectations regarding future changes in interest rates and economic conditions. The Portfolio may invest in the following types of securities:


U.S. GOVERNMENT OBLIGATIONS--These obligations include debt securities issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. In some cases, payment of principal and interest on U.S. Government obligations is backed by the full faith and credit of the United States. In other cases, the obligations are backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so.

REPURCHASE AGREEMENTS--These agreements involve the purchase of a security by the Portfolio coupled with the agreement of the seller of the security to repurchase that security on a future date and at a specified price together with interest. The maturities of repurchase agreements are typically quite short, often overnight or a few days. The Portfolio may enter into repurchase agreements with respect to securities that it may purchase under its investment policies without regard to the maturity of the securities underlying the agreements. All repurchase transactions are fully collateralized. However, the Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or the Portfolio's ability to sell the collateral is restricted or delayed.

FLOATING-RATE AND VARIABLE-RATE OBLIGATIONS--Debt obligations purchased by the Portfolio may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating- and variable-rate instruments may include certificates of participation in such instruments.


These securities may have demand features which give the Portfolio the right to demand repayment of principal on specified dates or after giving a specified notice. Adjustable rate securities and securities with demand features may be deemed to have maturities shorter than their stated maturity dates.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold with payment and delivery taking place as much as a month or more in the future. The transactions are used to secure advantageous price and yield at the time of entering into the transactions. However, the value of securities purchased on a when-issued basis is subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

BORROWINGS. The Fund and the Portfolio do not borrow for purposes of making investments (a practice known as "leverage"). However, as a fundamental policy, they each may borrow money from banks in an amount not exceeding one-third of the value of its total assets (calculated at the time of the borrowing), for temporary extraordinary or emergency purposes. Additional investments will not be made by the Fund or the Portfolio while it has any borrowings outstanding.

INVESTMENT RESTRICTIONS. The Fund and the Portfolio are subject to various restrictions on their investments in addition to those described in this Prospectus. Certain of those restrictions, as well as the investment objective of the Fund, are deemed fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's or the Portfolio's outstanding voting securities, as defined in the Investment Company Act of 1940 (the "Investment Company Act").

                             MANAGEMENT ARRANGEMENTS

BOARD OF TRUSTEES. The business and affairs of the Fund are managed under the direction and supervision of the Board of Trustees of Cadre Institutional Investors Trust (the "Trust").

INVESTMENT ADVISER. Cadre Financial Services, Inc. (the "Investment Adviser") serves as the investment adviser of the Portfolio. The Investment Adviser is an indirect subsidiary of Ambac Financial Group, Inc. ("Ambac"). Through its subsidiaries, Ambac is a leading insurer of municipal and structured finance obligations, and a provider of investment contracts, interest rate swaps, investment advisory and administrative services to states, municipalities and municipal authorities. Ambac is a publicly held company whose shares are traded on the New York Stock Exchange.


As of January 31, 2000, the Investment Adviser provided investment advisory services to accounts with assets of approximately $2.3 billion. In addition, through its subsidiaries, Ambac manages its own portfolios of approximately $9 billion.


The Portfolio pays the Investment Adviser a monthly fee which is computed at the annual rate of 0.06% of the Portfolio's average daily net assets. In consideration of this fee, the Investment Adviser provides investment advice and provides various administrative and other services to the Portfolio.

The Investment Adviser manages the assets of the Portfolio in accordance with the Portfolio's investment objective and policies. The primary responsibility of the Investment Adviser is to formulate a continuing investment program and to make all decisions regarding the purchase and sale of securities for the Portfolio.

ADMINISTRATOR. The Investment Adviser provides administrative services to the Fund. These services include: overseeing the preparation and maintenance of all documents and records required to be maintained; preparing and updating regulatory filings, prospectuses and shareholder reports; supplying personnel to serve as officers of the Trust; and preparing materials for meetings of the Board of Trustees and shareholders. In addition, the Investment Adviser provides fund accounting services. The Fund pays a monthly fee for these services which is calculated at the following annual rates:


           0.19% on the first $250 million of average daily net assets 0.165% on the next $750 million of average daily net assets 0.14% on average daily net assets in excess of $1 billion

                                HOW TO BUY SHARES


GENERAL INFORMATION. Shares of the Fund may be purchased on any business day through Cadre Securities, Inc. (the "Distributor"). A business day is any day that the Federal Reserve Bank of New York is open.

All purchases of shares are effected at the net asset value per share next determined after an order in proper form is received by the Distributor provided that federal funds are received on a timely basis and the Participant notifies the Administrator prior to 4:00 P.M. Eastern time by calling (800) 221-4524 (select option 2) on the day that wire transfer credit is sought. Net asset value is normally computed as of 4:00 p.m., Eastern time. However, on days for which the Public Securities Association (the "PSA") recommends an early closing of the U.S. Government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value."

Shares are entitled to receive dividends beginning on the day of purchase. For this reason, the Fund must have federal funds available to it in the amount of your investment on the day the purchase order is accepted. A purchase order is accepted: (1) immediately upon receipt of a federal funds wire, as described below; or (2) when federal funds in the amount of the purchase are credited to the Fund's account with its custodian (generally, one business day after your check is received).

To permit the Investment Adviser to manage the Portfolio most effectively, you should place purchase orders as early in the day as possible by calling 1-800-221-4524 (select option 2).

Prior to making an initial investment, an account number must be obtained. To obtain an account number, please call 1-800-221-4524 (select option 4). You must also mail a completed account application to:


           Cadre Liquid Asset Fund -- U.S. Government Series
           905 Marconi Avenue
           Ronkonkoma, New York  11779

Shares may be purchased before an account application is received, but they may not be redeemed until the application is on file.


For additional information on purchasing shares, please call 1-800-221-4524 (select option 2).

PURCHASE BY FEDERAL FUNDS WIRE. Shares may be purchased by wiring federal funds to the Fund's custodian. The Fund does not impose any transaction charges. However, charges may be imposed by the bank that transmits the wire. Purchase payments should be wired to:

                     Cadre Liquid Asset Fund -- U.S. Government Series
                     US Bank NA
                     Minneapolis, MN
                     ABA # 091 000 022
                     Cr. Acct # 1702 2503 5030
                     Further Credit:
                     Entity Name:
                     Fund Account #  ________________



PURCHASE BY CHECK. Shares may also be purchased by sending a check. Shares will be issued when the check is credited to the Fund's account in the form of federal funds. Normally this occurs on the business day following receipt of a check. Checks to purchase shares should indicate the account name and number and be made payable to: Cadre Liquid Asset Fund -- U.S. Government Series. Purchase checks should be sent to:


                     Cadre Liquid Asset Fund -- U.S. Government Series 905 Marconi Avenue
                     Ronkonkoma, NY  11779

MINIMUM INITIAL AND SUBSEQUENT INVESTMENT AMOUNTS. There are no minimum investment requirements. However, the Fund may close your account if it has no balance and there has been no activity for six months. You will be given 60 days' written notice if the Fund intends to close your account.

SHAREHOLDER ACCOUNTS. The Fund does not issue share certificates. Instead, an account is maintained for each shareholder by the Fund's transfer agent. Your account will reflect the full and fractional shares of the Fund that you own. You will be sent confirmations of each transaction in shares and monthly statements showing account balances.


SUB-ACCOUNT SERVICES. You may open sub-accounts with the Fund for accounting convenience or to meet requirements regarding the segregation of funds. Sub-accounts can be established at any time. Please call 1-800-221-4524 (select option 4) for further information and to request the forms needed.


                              HOW TO REDEEM SHARES


You may redeem all or a portion of your shares of the Fund on any business day without any charge by the Fund. Shares are redeemed at their net asset value per share next computed after the receipt of a redemption request in proper form. Requests to redeem shares may be made as described below.

GENERAL INFORMATION. Shares may be redeemed on any business day. Redemption requests are effected at the net asset value per share next computed after receipt of a redemption request in proper form. Net asset value is normally computed as of 4:00 p.m., Eastern time. However, on days for which the PSA recommends an early closing of the U.S. Government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value." Shares are not entitled to receive dividends declared on the day of redemption. If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days. For this reason, you should purchase shares by federal funds wire if you anticipate the need for immediate access to your investment. Shares may not be redeemed until an account application is on file.

For additional information on redeeming shares, please call 1-800-221-4524 (select option 2).

The Fund may pay redemption proceeds by distributing securities held by the Portfolio, but only in the unlikely event that the Board of Trustees of the Trust determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. A shareholder who redeems during any 90 day period shares having a value not exceeding the lesser of (i) $250,000 or (ii) 1% of the net assets of the Fund, will not be subject to this procedure. In unusual circumstances, the Fund may suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days as permitted under the Investment Company Act.


TELEPHONE REDEMPTION PROCEDURES. You may redeem shares by calling 1-800-221-4524 (select option 2). You will be asked to provide the account name and number, and the amount of the redemption. Proceeds of the redemption will be paid by federal funds wire to one or more bank accounts previously designated by you. Normally, redemption proceeds will be wired on the day a redemption request is received if the request is received prior to 2:00 P.M., Eastern time, or before the closing of the U.S. Government securities markets on days when the PSA recommends an early closing of those markets.


A TELEPHONE REDEMPTION REQUEST MAY BE MADE ONLY IF THE TELEPHONE REDEMPTION PROCEDURE HAS BEEN SELECTED ON THE ACCOUNT APPLICATION OR IF WRITTEN INSTRUCTIONS AUTHORIZING TELEPHONE REDEMPTION ARE ON FILE.

Reasonable procedures are used to confirm that telephone redemption requests are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification or other information prior to effecting a telephone redemption. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions.

During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written redemption requests and send the request by overnight delivery service.

WRITTEN REDEMPTION REQUESTS. You may redeem shares by sending a written redemption request. The request must include the complete account name and address and the amount of the redemption and must be signed by each person shown on the account application as an owner of the account. The Fund reserves the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution. Proceeds of a redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $50,000).

Written redemption requests should be sent to:

                     Cadre Liquid Asset Fund -- U.S. Government Series 905 Marconi Avenue
                     Ronkonkoma, New York  11779

CHECK REDEMPTION PRIVILEGE. You may make arrangements to redeem shares by check by filling out a checkwriting authorization form and signing the subcustodian bank's certificate of authority form. Checks may be written in any dollar amount not exceeding the balance of your account and may be made payable to any person. Checks will be honored only if they are properly signed by a person authorized on the certificate of authority. Checks will be furnished without charge. Redemption checks will not be honored if there is an insufficient share balance to pay the check or if the check requires the redemption of shares recently purchased by check which has not cleared. There is a charge for stop-payments or if a redemption check cannot be honored due to insufficient funds or other valid reasons. Checkwriting privileges may be modified or terminated at any time.

                               EXCHANGE PRIVILEGE

You may exchange shares of the Fund for shares of Cadre Reserve Fund -- U.S. Government Series (another series of the Trust) based upon the relative net asset values per share of the funds at the time the exchange is effected. No sales charge or other fee is imposed in connection with exchanges. Before requesting an exchange, you should obtain and read the prospectus of the fund whose shares will be acquired in the exchange.
Prospectuses can be obtained by calling 1-800-221-4524.

All exchanges are subject to any applicable minimum initial and subsequent investment requirements of the fund whose shares will be acquired. In addition, exchanges are permitted only between accounts that have identical registrations. Shares of a fund may be acquired in an exchange only if the shares are currently being offered and are legally available for sale in the state of the shareholder's residence.

An exchange involves the redemption of shares of the Fund and the purchase of shares of another fund. Shares of the Fund will be redeemed at the net asset value per share of the Fund next computed after receipt of an exchange request in proper form. See "Net Asset Value." Shares of the fund being acquired in the exchange will be purchased when the proceeds of the redemption become available (normally, on the day the exchange request is received) at the net asset value of those shares then in effect. See "How to Redeem Shares." The acquired shares will be entitled to receive dividends in accordance with the policies of the applicable fund.

The exchange privilege may be modified or terminated at any time. However, 60 days' prior notification of any modification or termination will be given to shareholders.


TELEPHONE EXCHANGE PROCEDURES. A request to exchange shares may be placed by calling 1-800-221-4524. Telephone exchange requests that are not received prior to 2:00 p.m. (Eastern time), or as of the closing time of the U.S. Government securities markets on days when the PSA recommends an early closing time of such markets, will be processed the following business day. You will be sent a written confirmation of an exchange transaction. As in the case of telephone redemption requests, reasonable procedures are used to confirm that telephone exchange instructions are genuine. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions. An exchange by telephone may be made only if the telephone exchange privilege has been selected on the account application, or if written instructions are on file.


During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written requests and send the request by overnight delivery.

WRITTEN EXCHANGE PROCEDURES. Requests to exchange shares may be submitted in writing. Each written exchange request should specify the complete account name and number of your account with the Fund, the amount to be exchanged, and the name of the fund whose shares are to be acquired in the exchange. The request must be signed by each of the persons who the shareholder has specified as required to sign redemption requests. Written exchange requests should be sent to the address indicated above under "How to Redeem Shares - Written Redemption Requests."

                                 NET ASSET VALUE


Net asset value per share is computed on each business day. It is calculated by dividing the value of the Fund's total assets less its liabilities (including accrued expenses) by the number of shares outstanding. Because the Fund invests in the Portfolio, its assets will consist primarily of shares of the Portfolio. The value of these shares will depend on the value of the assets of the Portfolio and its liabilities.


In determining the value of the Portfolio's assets, securities held by the Portfolio are valued using the amortized cost method of valuation. This method involves valuing each investment at cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold.

Use of amortized cost permits the Fund to maintain a net asset value of $1.00 per share. However, no assurance can be given that the Fund will be able to maintain a stable net asset value.

                           DIVIDENDS AND DISTRIBUTIONS


Dividends are declared daily and paid monthly from net investment income (after deduction of expenses) and any realized short-term capital gains. Distributions of net realized long-term capital gains, if any, are declared and paid annually at the end of the Fund's fiscal year. All dividends and other distributions are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested. You may request that dividends and other distributions be paid by wire transfer to a designated bank account by sending a written request to the transfer agent. The request must be received at least five business days prior to a payment date for it to be effective on that date.


Dividends are payable to all shareholders of record as of the time of declaration. Shares become entitled to any dividend declared beginning on the day on which they are purchased, but are not entitled to dividends declared on the day they are redeemed.

To satisfy certain distribution requirements of the Internal Revenue Code, the Fund may declare special or regular year-end dividend and capital gains distributions during October, November or December. If received by shareholders by January 31, these distributions are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

                                      TAXES

TAXATION OF THE FUND. The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net income to shareholders.

FEDERAL TAXATION OF SHAREHOLDERS. Dividend distributions, whether received in cash or reinvested in additional shares, will be taxable as ordinary income. Although the Fund does not expect to distribute any long-term capital gains, you will also be subject to tax on any capital gains distributions you receive. Since the Fund does not expect to earn dividend income, the dividends and other distributions the Fund pays will generally not qualify for the dividends-received deduction available to corporate investors. In January of each year, the Fund will send you a statement showing the tax status of distributions for the past calendar year.

Section 115(1) of the Internal Revenue Code provides that gross income does not include income derived from the exercise of any essential government function accruing to a state or any of its political subdivisions. State and municipal investors should consult their tax advisors to determine any limitations on the applicability of Section 115(1) to earnings from their investments in the Fund. A portion of earnings derived from the investment of funds which are subject to the arbitrage limitations or rebate requirements of the Internal Revenue Code may be required to be paid to the U.S. Treasury.


The Fund is required to withhold 31% of all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. Investors are asked to certify in their account applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to provide this certification will result in backup withholding.

STATE AND LOCAL TAXES. Dividends and other distributions paid by the Fund and received by an investor may be subject to state and local taxes. Although shareholders do not directly receive interest on U.S. Government securities held by the Fund, certain states and localities may allow the character of the Fund's income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on certain U.S. Government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. Government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. Government securities does not constitute interest on U.S. Government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. Government securities in which the Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. Government securities.

The discussion set forth above regarding federal and state income taxation is included for general information only. You should consult your tax advisor concerning the federal and state tax consequences of an investment in the Fund.

                             PERFORMANCE INFORMATION

The Fund may publish its "current yield" and "effective yield" in advertisements, sales materials and shareholder reports. Current yield refers to the income generated by an investment in the Fund over a seven-day period; the income is then annualized. In annualizing income, the amount of income generated by the investment during the period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated in the same manner, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. All quotations of investment performance are based upon historical investment results and are not intended to predict future performance.

In addition, comparative performance information may be used from time to time in advertisements, sales literature and shareholder reports. This information may include data, ratings and rankings from Lipper Analytical Services, Inc., IBC Financial Data Money Fund Report, The Bank Rate Monitor, Morningstar and other industry publications, business periodicals and services. Comparisons to recognized market indices and to the returns on specific money market securities or types of securities or investments may also be used. The Fund may disseminate yields for periods longer than seven days, and may also report its total return. The "total return" of the Fund refers to the average annual compounded rate of return over a specified period (as stated in the advertisement) that would equate an initial amount invested at the beginning of the period to the end of period redeemable value of the investment, assuming the reinvestment of all dividends and distributions.

                             ADDITIONAL INFORMATION

ORGANIZATION. The Trust is a Delaware business trust that was organized on June 27, 1995. It is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. The Trust has ten series of its shares outstanding. Each series represents an interest in a separate investment portfolio. The Board of Trustees has the power to establish additional series of shares and, subject to applicable laws and regulations, may issue two or more classes of shares of any series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.

Shareholders of the Fund are entitled to vote, together with the holders of other series of the Trust, on the election of Trustees and the ratification of the Trust's independent auditors when those matters are voted upon by shareholders. Shareholders are also entitled to vote on other matters as required by the Investment Company Act or the Trust's Declaration of Trust. On these other matters, shares of the Fund will generally be voted as a separate class from other series of the Trust's shares. Each share (and fractional share) is entitled to one vote (or fraction thereof). However, if shares of more than one series vote together on a matter, each share will have that number of votes which equals the net asset value of such share (or fraction thereof). All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so. As discussed below, the Fund will pass through to its shareholders the right to vote on Portfolio matters requiring shareholder approval.


INFORMATION CONCERNING INVESTMENT STRUCTURE. The Fund does not invest directly in securities. Instead, it invests all of its investable assets in the Portfolio, a separate series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. The Portfolio, in turn, purchases, holds and sells investments in accordance with that objective and those policies. The Trustees of the Trust believe that the per share expenses of the Fund (including its share of the Portfolio's expenses) will be less than or approximately equal to the expenses that the Fund would incur if its assets were invested directly in securities and other investments.

The Fund may withdraw its investment from the Portfolio at any time, and will do so if the Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund withdraws its investment in the Portfolio, it will either invest directly in securities in accordance with the investment policies described in this Prospectus or will invest in another pooled investment vehicle that has the same investment objective and policies as the Fund. In connection with the withdrawal of its investment in the Portfolio, the Fund could receive securities and other investments from the Portfolio instead of cash. This could cause the Fund to incur certain expenses.

A change in the investment objective, policies or restrictions of the Portfolio may cause the Fund to withdraw its investment in the Portfolio. Alternatively, the Fund could seek to change its objective, policies or restrictions to conform to those of the Portfolio. The investment objective and certain of the investment restrictions of the Portfolio may be changed without the approval of investors in the Portfolio. However, the Portfolio will notify the Fund at least 30 days before any changes are implemented. If the Fund is asked to vote on any matters concerning the Portfolio, the Fund will hold a shareholders meeting and vote its shares of the Portfolio in the same manner as Fund shares are voted regarding those matters.

Shares of the Portfolio will be held by investors other than the Fund. These investors may include other series of the Trust, other mutual funds and other types of pooled investment vehicles. When investors in the Portfolio vote on matters affecting the Portfolio, the Fund could be outvoted by other investors. The Fund may also otherwise be adversely affected by other investors in the Portfolio. These other investors offer shares (or interests) to their investors which have costs and expenses that differ from those of the Fund. Thus, the investment returns for investors in other funds that invest in the Portfolio may differ from the investment return of shares of the Fund. These differences in returns are also present in other fund structures. Information about other holders of shares of the Portfolio is available from the Fund.

CUSTODIAN. U.S. Bank National Association (the "Custodian") is the Fund's custodian. The Custodian maintains custody of all securities and cash assets of the Fund and the Portfolio and is authorized to hold these assets in securities depositories and to use subcustodians.

DISTRIBUTOR. The Distributor, Cadre Securities, Inc., a broker-dealer affiliated with the Investment Adviser, serves as the distributor of the Fund's shares. The Distributor is located at 905 Marconi Avenue, Ronkonkoma, New York 11779.

TRANSFER AGENT. The Investment Adviser also serves as the Fund's transfer agent, shareholder servicing agent and dividend disbursing agent. Shareholders of the Fund should call 1-800-221-4524 with any questions regarding transactions in shares of the Fund or share account balances. The Fund pays a monthly fee for transfer agent services which is currently calculated at the annual rate of 0.05% of the Fund's average daily net assets.

INDEPENDENT PUBLIC ACCOUNTANTS. KPMG LLP are the independent public accountants of the Trust and are responsible for auditing the financial statements of the Fund.


FINANCIAL HIGHLIGHTS

The following Information has been audited by KPMG LLP, independent auditors, whose report thereon appears in the Fund's annual report dated October 31, 1999.
This information should be read in conjunction with the financial statements, the notes thereto and the independent auditors report which is incorporated by reference in the Statement of Additional Information.

                                                                                                         Period ended
                                              Year ended         Year ended      Year ended October      October 31, 1996
                                           October 31, 1999   October 31, 1998        31, 1997                 (1)
                                           ------------------ ------------------ --------------------    -----------------

Net Asset Value, beginning
       of period .........................     $      1.000    $      1.000    $      1.000      $       1.000
                                                -----------     -----------       ------------       ----------------

Income from Investment Operations:
  Net investment income (2) ...............           0.046           0.052           0.053              0.027
                                                -----------     -----------       ------------       ----------------

Less Dividends from:
  Net investment income ...................          (0.046)         (0.052)         (0.053)            (0.027)
  Net realized gain .......................           --               --            (0.000)***            --
                                                -----------     -----------       ------------       ----------------

Total Dividends ...........................          (0.046)         (0.052)         (0.053)            (0.027)

Net increase in net asset value ...........           --               --              --                 --
                                                -----------     -----------       ------------       ----------------

Net Asset Value, end of period ............    $      1.000    $      1.000    $      1.000      $       1.000
                                                ===========     ===========       ============       ================

Total Return ..............................           4.70%           5.17%           5.39%              2.72%   *

Ratios/Supplemental Data:
Net Assets, end of
       period  (000's) ....................     $    45,148     $    98,229       $    138,661       $  70,881
                                                -----------     -----------       ------------       ----------------

Ratios to average net assets:
      Net investment
      income including
      reimbursement/waiver ................           4.61%           5.17%           5.38%              5.18%   **
     Operating expenses
      including reimburse-
      ment/waiver .........................           0.45%           0.41%           0.26%              0.20%   **
    Operating expenses
     excluding reimburse-
     ment/waiver ..........................           0.55%           0.47%           0.49%              0.75%   **


*     Not Annualized
**    Annualized
*** Amount is less than 0.000 per share The Fund commenced investment operations on April 24, 1996
(2) Net investment income per share before waiver of fees and reimbursement of expenses by the Investment Advisor was $0.0451, $0.0523, $0.0514 and $0.024 for the years ended October 31, 1999, 1998 and 1997 and the period ended October 31, 1996, respectively.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Trust's Statement of Additional Information. If given or made, such other information and representations should not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.

                               INVESTMENT ADVISER,
                        ADMINISTRATOR AND TRANSFER AGENT
                         Cadre Financial Services, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779

                                   DISTRIBUTOR
                             Cadre Securities, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779

                                    CUSTODIAN
                         U.S. Bank National Association
                                 U.S. Bank Place
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                                757 Third Avenue
                            New York, New York 10017

                                  LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                900 Third Avenue
                            New York, New York 10022

The Fund sends annual and semi-annual reports to shareholders. These reports contain information regarding the investments of the Portfolio and the Fund's investment performance and are available without charge from the Fund. If you have questions regarding the Fund, shareholder accounts, dividends or share purchase and redemption procedures, or if you wish to receive the most recent annual or semi-annual reports, please call 1-800-221-4524.


This Prospectus sets forth concisely the information about the Fund and the Trust that you should know before investing. Additional information about the Fund and the Trust has been filed with the Securities and Exchange Commission
(SEC) in a Statement of Additional Information (SAI) dated February 28, 2000. The SAI is incorporated herein by reference and is available without charge by writing to the Fund or by calling 1-800-221-4524. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. (1-800-SEC-0330). Information about the Fund is also available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.




811-9064

CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST

PROSPECTUS



FEBRUARY 28, 2000


--------------------------------------------------------------------------------

Cadre Liquid Asset Fund - Money Market Series is a series of Cadre Institutional Investors Trust, a diversified, open-end management investment company. The Fund is a money market fund. The investment objective of the Fund is high current income, consistent with preservation of capital and maintenance of liquidity.

No sales charge is imposed on the purchase or redemption of shares. There are no minimum investment requirements.

--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                  CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
                 A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST



About the Fund.......................................................... 1

Investor Expenses........................................................2

Investment Objective and Policies........................................3

Management Arrangements..................................................5

How to Buy Shares........................................................6


How to Redeem Shares.....................................................7

Exchange Privilege.......................................................9

Net Asset Value.........................................................10

Dividends and Distributions.............................................10

Taxes...................................................................11

Performance Information.................................................12

Additional Information..................................................12

Financial Highlights....................................................15

                                 ABOUT THE FUND


INVESTMENT GOALS. Cadre Liquid Asset Fund - Money Market Series is a newly organized series of Cadre Institutional Investors Trust, a diversified, open-end management investment company. The Fund is a money market fund. Its investment objective is high current income, consistent with preservation of capital and maintenance of liquidity.


The Fund is a professionally managed investment vehicle. It is designed to address the short-term cash investment needs of institutional investors, including states, school districts, municipalities and their political subdivisions and agencies. Together with additional services available to shareholders, the Fund is part of a comprehensive cash management program.

As a money market fund, the Fund seeks to maintain a stable net asset value of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES. The Fund pursues its investment objective by investing all of its investable assets in the Money Market Portfolio. The Portfolio, like the Fund, is a series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. Cadre Financial Services, Inc. is the Portfolio's investment adviser.

The Money Market Portfolio is a diversified portfolio that invests in the following types of money market instruments:

           -         U.S. Government Obligations

           -         Bank Obligations

           -         Commercial Paper

           -         Repurchase Agreements

           -         Floating-Rate and Variable-Rate Obligations

PRINCIPAL RISKS. A decline in short-term interest rates will reduce the yield of the Fund and the return on an investment. Strong equity markets or a weak economy could cause a decline in short-term interest rates. The Portfolio invests only in high quality obligations. However, if an issuer fails to pay interest or to repay principal, the investment will be adversely affected and the net asset value per share could decline. Net asset value may also be adversely affected by a substantial increase in short-term interest rates.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment is also not insured or guaranteed by Ambac Assurance Corporation, an affiliate of Cadre Financial Services, Inc. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

                                INVESTOR EXPENSES


The following Table summarizes the fees and expenses that you will pay if you buy and hold shares of the Fund. It is based onactual expenses incurred for the period ended October 31, 1999.





SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchases.............................None
Maximum Deferred Sales Charge (Load).........................................None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends..................None
Redemption Fee...............................................................None
Exchange Fee.................................................................None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees(1)...........................................................0.32%
Distribution (12b-1) Fees....................................................None
Other Expenses(2)............................................................0.62%
Total Annual Fund Operating Expenses (before reimbursement and/or waiver)....0.94%
Reimbursement and/or Waiver of Fund Expenses(3).............................(0.47%)
Total Annual Fund Operating Expenses (after reimbursement and/or waiver).....0.47%

---------------

(1)   Includes investment advisory fee of the Portfolio.
(2) Includes the Fund's share of the Portfolio's operating expenses other than the investment advisory fee.
(3) The Fund's administration agreement requires Cadre Financial Services, Inc. to pay or absorb expenses of the Fund (including the Fund's share of the Portfolio's expenses) to the extent necessary to assure that total ordinary operating expenses of the Fund do not exceed an annual rate of 0.47% of the average daily net assets of the Fund. This expense limitation may not be modified or eliminated except with the approval of the Board of Trustees of the Trust. Excess expenses paid or absorbed by Cadre Financial are carried forward and may be repaid by the Fund in the future, but only if the repayment does not cause the expense limitation to be exceeded. As of October 31, 1999, excess expenses subject to reimbursement by the Fund were $49,221.


EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as estimated above and remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR         3 YEARS         5 YEARS       10 YEARS
                     ------         -------         -------       --------

                     $48.06         $150.82         $263.10       $591.45


                        INVESTMENT OBJECTIVE AND POLICIES


INVESTMENT OBJECTIVE. Cadre Liquid Asset Fund - Money Market Series (the "Fund")seeks to provide high current income, consistent with preservation of capital and maintenance of liquidity.

INVESTMENT POLICIES. The Fund pursues its investment objective by investing all of its investable assets in the Money Market Portfolio (the "Portfolio").


The Portfolio has the same investment objective and substantially the same investment policies as the Fund. It invests exclusively in high quality, short-term debt securities (money market instruments), including: U.S. Government obligations; certificates of deposit, time deposits and other obligations issued by domestic banks; commercial paper; and repurchase agreements with respect to these obligations.

The Portfolio maintains a dollar-weighted average maturity of 90 days or less, and invests only in securities having remaining maturities of 397 days or less. All investments must be U.S. dollar denominated.

Securities purchased by the Portfolio, including repurchase agreements, must be determined by Cadre Financial Services, Inc. (the "Investment Adviser") to present minimal credit risks pursuant to procedures adopted by the Board of Trustees of the Trust. Investments purchased by the Portfolio will at the time of purchase be rated in the highest rating category for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if the instrument is rated by only one such organization). The Portfolio does not invest in unrated investments. If securities purchased by the Portfolio cease to be rated or the rating of a security is down-graded, the Investment Adviser will consider such an event in determining whether the Portfolio should continue to hold the securities. If the Portfolio continues to hold the securities, it may be subject to additional risk of default.

The Portfolio invests in certain variable-rate and floating-rate securities but does not invest in any other derivatives.

TYPES OF INVESTMENTS. Subject to applicable investment policies and restrictions, the Investment Adviser purchases and sells securities for the Portfolio based on its assessment of current market conditions and its expectations regarding future changes in interest rates and economic conditions. The Portfolio may invest in the following types of securities:

U.S. GOVERNMENT OBLIGATIONS--These obligations include debt securities issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. In some cases, payment of principal and interest on U.S. Government obligations is backed by the full faith and credit of the United States. In other cases, the obligations are backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so.


BANK OBLIGATIONS--These obligations include, but are not limited to, negotiable certificates of deposit ("CDs"), bankers' acceptances and fixed time deposits of domestic banks. The Portfolio does not intend to purchase CDs or to make fixed time deposits in the foreseeable future.


Fixed time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. They generally may be withdrawn on demand, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

COMMERCIAL PAPER--Commercial paper is a short-term, unsecured promissory note issued by a corporation to finance its short-term credit needs. It is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are a type of commercial paper. These notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of the notes. Both parties have the right to vary the amount of the outstanding indebtedness on the notes.

The Portfolio will not invest in any corporate debt obligations other than commercial paper.

REPURCHASE AGREEMENTS--These agreements involve the purchase of a security by the Portfolio coupled with the agreement of the seller of the security to repurchase that security on a future date and at a specified price together with interest. The maturities of repurchase agreements are typically quite short, often overnight or a few days. The Portfolio may enter into repurchase agreements with respect to securities that it may purchase under its investment policies without regard to the maturity of the securities underlying the agreements. All repurchase transactions are fully collateralized. However, the Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or the Portfolio's ability to sell the collateral is restricted or delayed.

LETTERS OF CREDIT--Debt obligations which the Portfolio is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer.


FLOATING-RATE AND VARIABLE-RATE OBLIGATIONS--Debt obligations purchased by the Portfolio may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating-rate and variable-rate instruments may include certificates of participation in such instruments.


These securities may have demand features which give the Portfolio the right to demand repayment of principal on specified dates or after giving a specified notice. Adjustable rate securities and securities with demand features may be deemed to have maturities shorter than their stated maturity dates.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold with payment and delivery taking place as much as a month or more in the future. The transactions are used to secure an advantageous price and yield at the time of entering into the transactions. However, the value of securities purchased on a when-issued basis is subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

BORROWINGS. The Fund and the Portfolio do not borrow for purposes of making investments (a practice known as "leverage"). However, as a fundamental policy, they each may borrow money from banks in an amount not exceeding one-third of the value of its total assets (calculated at the time of the borrowing), for temporary extraordinary or emergency purposes. Additional investments will not be made by the Fund or the Portfolio while it has any borrowings outstanding.

INVESTMENT RESTRICTIONS. The Portfolio does not invest 25% or more of the value of its assets in securities of issuers engaged in any one industry. This limitation does not apply to U.S. Government obligations or to obligations of domestic banks. The Fund and the Portfolio are subject to various restrictions on their investments in addition to those described in this Prospectus. Certain of those restrictions, as well as the restrictions on borrowings and concentration of investments described above and the investment objective of the Fund, are deemed fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's or the Portfolio's outstanding voting securities, as defined in the Investment Company Act of 1940 (the "Investment Company Act").

                             MANAGEMENT ARRANGEMENTS

BOARD OF TRUSTEES. The business and affairs of the Fund are managed under the direction and supervision of the Board of Trustees of Cadre Institutional Investors Trust (the "Trust").


INVESTMENT ADVISER. Cadre Financial Services, Inc. (the "Investment Adviser") serves as the investment adviser of the Portfolio. The Investment Adviser is an indirect subsidiary of Ambac Financial Group, Inc. ("Ambac"). Through its subsidiaries, Ambac is a leading insurer of municipal and structured finance obligations, and a provider of investment contracts, interest rate swaps, investment advisory and administrative services to states, municipalities and municipal authorities. Ambac is a publicly held company whose shares are traded on the New York Stock Exchange.

As of January 31, 2000, the Investment Adviser provided investment advisory services to accounts with assets of approximately $2.3 billion. In addition, through its subsidiaries, Ambac manages its own portfolios of approximately $9 billion.


The Portfolio pays the Investment Adviser a monthly fee which is computed at the annual rate of 0.08% of the Portfolio's average daily net assets. In consideration of this fee, the Investment Adviser provides investment advice and provides various administrative and other services to the Portfolio.

The Investment Adviser manages the assets of the Portfolio in accordance with the Portfolio's investment objective and policies. The primary responsibility of the Investment Adviser is to formulate a continuing investment program and to make all decisions regarding the purchase and sale of securities for the Portfolio.

ADMINISTRATOR. The Investment Adviser provides administrative services to the Fund. These services include: overseeing the preparation and maintenance of all documents and records required to be maintained; preparing and updating regulatory filings, prospectuses and shareholder reports; supplying personnel to serve as officers of the Trust; and preparing materials for meetings of the Board of Trustees and shareholders. In addition, the Investment Adviser provides fund accounting services. The Fund pays a monthly fee for these services which is calculated at the following annual rates:

                     0.19% on the first $250 million of average daily net assets 0.165% on the next $750 million of average daily net assets 0.14% on average daily net assets in excess of $1 billion

                                HOW TO BUY SHARES


GENERAL INFORMATION. Shares of the Fund may be purchased on any business day through Cadre Securities, Inc. (the "Distributor"). A business day is any day that the Federal Reserve Bank of New York is open.

All purchases of shares are effected at the net asset value per share next determined after an order in proper form is received by the Distributor provided that federal funds are received on a timely basis and the Participant notifies the Administrator prior to 4:00 P.M. Eastern time by calling (800) 221-4524, (select option 2) on the day that wire transfer credit is sought. Net asset value is normally computed as of 4:00 p.m., Eastern time. However, on days for which the Public Securities Association (the "PSA") recommends an early closing of the U.S. Government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value."

Shares are entitled to receive dividends beginning on the day of purchase. For this reason, the Fund must have federal funds available to it in the amount of your investment on the day the purchase order is accepted. A purchase order is accepted: (1) immediately upon receipt of a federal funds wire, as described below; or (2) when federal funds in the amount of the purchase are credited to the Fund's account with its custodian (generally, one business day after your check is received).

To permit the Investment Adviser to manage the Portfolio most effectively, you should place purchase orders as early in the day as possible by calling 1-800-221-4524 (select option 2).

Prior to making an initial investment, an account number must be obtained. To obtain an account number, please call 1-800-221-4524 (select option 4). You must also mail a completed account application to:


                     Cadre Liquid Asset Fund - Money Market Series 905 Marconi Avenue
                     Ronkonkoma, New York  11779

Shares may be purchased before an account application is received, but they may not be redeemed until the application is on file.

For additional information on purchasing shares, please call 1-800-221-4524 (select option 2).


PURCHASE BY FEDERAL FUNDS WIRE. Shares may be purchased by wiring federal funds to the Fund's custodian. The Fund does not impose any transaction charges. However, charges may be imposed by the bank that transmits the wire. Purchase payments should be wired to:


                     Cadre Liquid Asset Fund - Money Market Series
                     US Bank NA
                     Minneapolis, MN
                     ABA # 091 000 022
                     Cr. Acct #104755879178
                     Further Credit:

                     ---------------------------
                     Entity Name:

                     ---------------------------
                     Fund Account #


PURCHASE BY CHECK. Shares may also be purchased by sending a check. Shares will be issued when the check is credited to the Fund's account in the form of federal funds. Normally this occurs on the business day following receipt of a check. Checks to purchase shares should indicate the account name and number and be made payable to: Cadre Liquid Asset Fund - Money Market Series. Purchase checks should be sent to:


                     Cadre Liquid Asset Fund - Money Market Series 905 Marconi Avenue
                     Ronkonkoma, NY  11779


MINIMUM INITIAL AND SUBSEQUENT INVESTMENT AMOUNTS. There are no minimum investment requirements. However, the Fund may close your account if it has no balance and there has been no activity for six months. You will be given 60 days' written notice if the Fund intends to close your account.


SHAREHOLDER ACCOUNTS. The Fund does not issue share certificates. Instead, an account is maintained for each shareholder by the Fund's transfer agent. Your account will reflect the full and fractional shares of the Fund that you own. You will be sent confirmations of each transaction in shares and monthly statements showing account balances.


SUB-ACCOUNT SERVICES. You may open sub-accounts with the Fund for accounting convenience or to meet requirements regarding the segregation of funds. Sub-accounts can be established at any time. Please call 1-800-221-4524 (select option 4) for further information and to request the necessary forms .


                              HOW TO REDEEM SHARES


You may redeem all or a portion of your shares of the Fund on any business day without any charge by the Fund. Shares are redeemed at their net asset value per share next computed after the receipt of a redemption request in proper form. Requests to redeem shares may be made as described below.

GENERAL INFORMATION. Shares may be redeemed on any business day. Redemption requests are effected at the net asset value per share next computed after receipt of a redemption request in proper form. Net asset value is normally computed as of 4:00 p.m., Eastern time. However, on days for which the PSA recommends an early closing of the U.S. Government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value." Shares are not entitled to receive dividends declared on the day of redemption. If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days. For this reason, you should purchase shares by federal funds wire if you anticipate the need for immediate access to your investment. Shares may not be redeemed until an account application is on file.

For additional information on redeeming shares, please call 1-800-221-4524 (select option 2).

The Fund may pay redemption proceeds by distributing securities held by the Portfolio, but only in the unlikely event that the Board of Trustees of the Trust determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. A shareholder who during any 90 day period redeems shares having a value not exceeding the lesser of (i) $250,000 or (ii) 1% of the net assets of the Fund, will not be subject to this procedure. In unusual circumstances, the Fund may suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days as permitted under the Investment Company Act.

TELEPHONE REDEMPTION PROCEDURES. You may redeem shares by calling 1-800-221-4524 (select option 2). You will be asked to provide the account name and number, and the amount of the redemption. Proceeds of the redemption will be paid by federal funds wire to one or more bank accounts previously designated by you. Normally, redemption proceeds will be wired on the day a redemption request is received if the request is received prior to 2:00 P.M., Eastern time, or before the closing of the U.S. Government securities markets on days when the PSA recommends an early closing of those markets.


A TELEPHONE REDEMPTION REQUEST MAY BE MADE ONLY IF THE TELEPHONE REDEMPTION PROCEDURE HAS BEEN SELECTED ON THE ACCOUNT APPLICATION OR IF WRITTEN INSTRUCTIONS AUTHORIZING TELEPHONE REDEMPTION ARE ON FILE.

Reasonable procedures are used to confirm that telephone redemption requests are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification or other information prior to effecting a telephone redemption. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions.

During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written redemption requests and send the request by overnight delivery service.

WRITTEN REDEMPTION REQUESTS. You may redeem shares by sending a written redemption request. The request must include the complete account name and address and the amount of the redemption and must be signed by each person shown on the account application as an owner of the account. The Fund reserves the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution. Proceeds of a redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $50,000).

Written redemption requests should be sent to:

                     Cadre Liquid Asset Fund - Money Market Series 905 Marconi Avenue
                     Ronkonkoma, New York  11779


CHECK REDEMPTION PRIVILEGE. You may make arrangements to redeem shares by check by filling out a checkwriting authorization form and signing the subcustodian bank's certificate of authority form. Checks may be written in any dollar amount not exceeding the balance of your account and may be made payable to any person. Checks will be honored only if they are properly signed by a person authorized on the certificate of authority. Checks will be furnished without charge. Redemption checks will not be honored if there is an insufficient share balance to pay the check or if the check requires the redemption of shares recently purchased by a check which has not cleared. There is a charge for stop-payments or if a redemption check cannot be honored due to insufficient funds or other valid reasons. Checkwriting privileges may be modified or terminated at any time.


                               EXCHANGE PRIVILEGE


You may exchange shares of the Fund for shares of Cadre Reserve Fund - Money Market Series (another series of the Trust) based upon the relative net asset values per share of the funds at the time the exchange is effected. No sales charge or other fee is imposed in connection with exchanges. Before requesting an exchange, you should obtain and read the prospectus of the fund whose shares will be acquired in the exchange. Prospectuses can be obtained by calling 1-800-221-4524.


All exchanges are subject to any applicable minimum initial and subsequent investment requirements of the fund whose shares will be acquired. In addition, exchanges are permitted only between accounts that have identical registrations. Shares of a fund may be acquired in an exchange only if the shares are currently being offered and are legally available for sale in the state of the shareholder's residence.

An exchange involves the redemption of shares of the Fund and the purchase of shares of another fund. Shares of the Fund will be redeemed at the net asset value per share of the Fund next computed after receipt of an exchange request in proper form. See "Net Asset Value." Shares of the fund being acquired in the exchange will be purchased when the proceeds of the redemption become available (normally, on the day the exchange request is received) at the net asset value of those shares then in effect. See "How to Redeem Shares." The acquired shares will be entitled to receive dividends in accordance with the policies of the applicable fund.

The exchange privilege may be modified or terminated at any time. However, 60 days' prior notification of any modification or termination will be given to shareholders.


TELEPHONE EXCHANGE PROCEDURES. A request to exchange shares may be placed by calling 1-800-221-4524. Telephone exchange requests that are not received prior to 2:00 p.m. (Eastern time), or as of the closing time of the U.S. Government securities markets on days when the PSA recommends an early closing time of such markets, will be processed the following business day. You will be sent a written confirmation of an exchange transaction. As in the case of telephone redemption requests, reasonable procedures are used to confirm that telephone exchange Instructions are genuine. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions. An exchange by telephone may be made only if the telephone exchange privilege has been selected on the account application, or if written instructions are on file.

During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written requests and send the request by overnight delivery.

WRITTEN EXCHANGE PROCEDURES. Requests to exchange shares may be submitted in writing. Each written exchange request should specify the complete account name and number of your account with the Fund, the amount to be exchanged, and the name of the fund whose shares are to be acquired in the exchange. The request must be signed by each of the persons who the shareholder has specified as required to sign redemption requests. Written exchange requests should be sent to the address indicated above under "How to Redeem Shares - Written Redemption Requests."

                                 NET ASSET VALUE


Net asset value per share is computed on each business day. It is calculated by dividing the value of the Fund's total assets less its liabilities (including accrued expenses) by the number of shares outstanding. Because the Fund invests in the Portfolio, its assets will consist primarily of shares of the Portfolio. The value of these shares will depend on the value of the assets of the Portfolio and its liabilities.


In determining the value of the Portfolio's assets, securities held by the Portfolio are valued using the amortized cost method of valuation. This method involves valuing each investment at cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold.

Use of amortized cost permits the Fund to maintain a net asset value of $1.00 per share. However, no assurance can be given that the Fund will be able to maintain a stable net asset value.

                           DIVIDENDS AND DISTRIBUTIONS


Dividends are declared daily and paid monthly from net investment income (after deduction of expenses) and any realized short-term capital gains. Distributions of net realized long-term capital gains, if any, are declared and paid annually at the end of the Fund's fiscal year. All dividends and other distributions are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested. You may request that dividends and other distributions be paid by wire transfer to a designated bank account by sending a written request to the transfer agent. The request must be received at least five business days prior to a payment date for it to be effective on that date.


Dividends are payable to all shareholders of record as of the time of declaration. Shares become entitled to any dividend declared beginning on the day on which they are purchased, but are not entitled to dividends declared on the day they are redeemed.

To satisfy certain distribution requirements of the Internal Revenue Code, the Fund may declare special or regular year-end dividend and capital gains distributions during October, November or December. If received by shareholders by January 31, these distributions are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

                                      TAXES

TAXATION OF THE FUND. The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net income to shareholders.

FEDERAL TAXATION OF SHAREHOLDERS. Dividend distributions, whether received in cash or reinvested in additional shares, will be taxable as ordinary income. Although the Fund does not expect to distribute any long-term capital gains, you will also be subject to tax on any capital gains distributions you receive. Since the Fund does not expect to earn dividend income, the dividends and other distributions the Fund pays will generally not qualify for the dividends-received deduction available to corporate investors. In January of each year, the Fund will send you a statement showing the tax status of distributions for the past calendar year.

Section 115(1) of the Internal Revenue Code provides that gross income does not include income derived from the exercise of any essential government function accruing to a state or any of its political subdivisions. State and municipal investors should consult their tax advisors to determine any limitations on the applicability of Section 115(1) to earnings from their investments in the Fund. A portion of earnings derived from the investment of funds which are subject to the arbitrage limitations or rebate requirements of the Internal Revenue Code may be required to be paid to the U.S. Treasury.

The Fund is required to withhold 31% of all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. Investors are asked to certify in their account applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to provide this certification will result in backup withholding.


STATE AND LOCAL TAXES. Dividends and other distributions paid by the Fund and received by an investor may be subject to state and local taxes. Although shareholders do not directly receive interest on U.S. Government securities held by the Fund, certain states and localities may allow the character of the Fund's income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on certain U.S. Government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. Government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. Government securities does not constitute interest on U.S. Government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. Government securities in which the Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. Government securities.

The discussion set forth above regarding federal and state income taxation is included for general information only. You should consult your tax advisor concerning the federal and state tax consequences of an investment in the Fund.


                             PERFORMANCE INFORMATION

The Fund may publish its "current yield" and "effective yield" in advertisements, sales materials and shareholder reports. Current yield refers to the income generated by an investment in the Fund over a seven-day period; the income is then annualized. In annualizing income, the amount of income generated by the investment during the period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated in the same manner, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. All quotations of investment performance are based upon historical investment results and are not intended to predict future performance.

In addition, comparative performance information may be used from time to time in advertisements, sales literature and shareholder reports. This information may include data, ratings and rankings from Lipper Analytical Services, Inc., IBC Financial Data Money Fund Report, The Bank Rate Monitor, Morningstar and other industry publications, business periodicals and services. Comparisons to recognized market indices and to the returns on specific money market securities or types of securities or investments may also be used. The Fund may disseminate yields for periods longer than seven days, and may also report its total return. The "total return" of the Fund refers to the average annual compounded rate of return over a specified period (as stated in the advertisement) that would equate an initial amount invested at the beginning of the period to the end of period redeemable value of the investment, assuming the reinvestment of all dividends and distributions.

                             ADDITIONAL INFORMATION

ORGANIZATION. The Trust is a Delaware business trust that was organized on June 27, 1995. It is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. The Trust has ten series of its shares outstanding. Each series represents an interest in a separate investment portfolio. The Board of Trustees has the power to establish additional series of shares and, subject to applicable laws and regulations, may issue two or more classes of shares of any series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.


Shareholders of the Fund are entitled to vote, together with the holders of other series of the Trust, on the election of Trustees and the ratification of the Trust's independent auditors when those matters are voted upon by shareholders. Shareholders are also entitled to vote on other matters as required by the Investment Company Act or the Trust's Declaration of Trust. On these other matters, shares of the Fund will generally be voted as a separate class from other series of the Trust's shares. Each share (and fractional share) is entitled to one vote (or fraction thereof). However, if shares of more than one series vote together on a matter, each share will have that number of votes which equals the net asset value of such share (or fraction thereof). All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so. As discussed below, the Fund will pass through to its shareholders the right to vote on Portfolio matters requiring shareholder approval.

INFORMATION CONCERNING INVESTMENT STRUCTURE. The Fund does not invest directly in securities. Instead, it invests all of its investable assets in the Portfolio, a separate series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. The Portfolio, in turn, purchases, holds and sells investments in accordance with that objective and those policies. The Trustees of the Trust believe that the per share expenses of the Fund (including its share of the Portfolio's expenses) will be less than or approximately equal to the expenses that the Fund would incur if its assets were invested directly in securities and other investments.

The Fund may withdraw its investment from the Portfolio at any time, and will do so if the Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund withdraws its investment in the Portfolio, it will either invest directly in securities in accordance with the investment policies described in this Prospectus or will invest in another pooled investment vehicle that has the same investment objective and policies as the Fund. In connection with the withdrawal of its investment in the Portfolio, the Fund could receive securities and other investments from the Portfolio instead of cash. This could cause the Fund to incur certain expenses.


A change in the investment objective, policies or restrictions of the Portfolio may cause the Fund to withdraw its investment in the Portfolio. Alternatively, the Fund could seek to change its objective, policies or restrictions to conform to those of the Portfolio. The investment objective and certain investment restrictions of the Portfolio may be changed without the approval of investors in the Portfolio. However, the Portfolio will notify the Fund at least 30 days before any changes are implemented. If the Fund is asked to vote on any matters concerning the Portfolio, the Fund will hold a shareholders meeting and vote its shares of the Portfolio in the same manner as Fund shares are voted regarding those matters.


Shares of the Portfolio will be held by investors other than the Fund. These investors may include other series of the Trust, other mutual funds and other types of pooled investment vehicles. When investors in the Portfolio vote on matters affecting the Portfolio, the Fund could be outvoted by other investors. The Fund may also otherwise be adversely affected by other investors in the Portfolio. These other investors offer shares (or interests) to their investors which have costs and expenses that differ from those of the Fund. Thus, the investment returns for investors in other funds that invest in the Portfolio may differ from the investment return of shares of the Fund. These differences in returns are also present in other fund structures. Information about other holders of shares of the Portfolio is available from the Fund.

CUSTODIAN. U.S. Bank National Association (the "Custodian") is the Fund's custodian. The Custodian maintains custody of all securities and cash assets of the Fund and the Portfolio and is authorized to hold these assets in securities depositories and to use subcustodians.

DISTRIBUTOR. The Distributor, Cadre Securities, Inc., a broker-dealer affiliated with the Investment Adviser, serves as the distributor of the Fund's shares. The Distributor is located at 905 Marconi Avenue, Ronkonkoma, New York 11779.

TRANSFER AGENT. The Investment Adviser also serves as the Fund's transfer agent, shareholder servicing agent and dividend disbursing agent. Shareholders of the Fund should call 1-800-221-4524 with any questions regarding transactions in shares of the Fund or share account balances. The Fund pays a monthly fee for transfer agent services which is currently calculated at the annual rate of 0.05% of the Fund's average daily net assets.

INDEPENDENT PUBLIC ACCOUNTANTS. KPMG LLP are the independent public accountants of the Trust and are responsible for auditing the financial statements of the Fund.


FINANCIAL HIGHLIGHTS

The following Information has been audited by KPMG LLP, independent auditors, whose report thereon appears in the Fund's annual report dated October 31, 1999.
This information should be read in conjunction with the financial statements, the notes thereto and the independent auditors report which is incorporated by reference in the Statement of Additional Information.

                                                                 Period Ended October 31,
                                                                         1999 (1)
                                                                -------------------------

Net Asset Value, beginning of period......................                $   1.000
                                                                        -----------------
Income from Investment Operations:
     Net investment income (2)............................                    0.024
                                                                        -----------------
Less Dividends from:
     Net investment income................................                   (0.024)
                                                                        -----------------

Total Dividends...........................................                   (0.024)
                                                                        -----------------

Net increase in net asset value...........................                      --
                                                                        -----------------

Net Asset Value, end of period............................                $   1.000
                                                                        =================

Total return..............................................                     2.40%*

Ratio/Supplemental Data:
Net Assets, end of period (000's).........................                $  36,415
                                                                        -----------------

Ratio to average net assets:
     Net investment income including reimbursement/waiver.                    4.72%  **
     Operating expenses including reimbursement/waiver....                    0.47%  **
     Operating expenses excluding reimbursement/waiver....                    0.94%  **



*- Not Annualized
**- Annualized
(1)   The Fund commenced operations on May 3, 1999.
(2) Net investment income per share before waiver of fees and reimbursement of expense by the Investment Advisor was $0.0212 for the period ended October 31, 1999.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Trust's Statement of Additional Information. If given or made, such other information and representations should not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.

                               INVESTMENT ADVISER,
                        ADMINISTRATOR AND TRANSFER AGENT
                         Cadre Financial Services, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779

                                   DISTRIBUTOR
                             Cadre Securities, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779

                                    CUSTODIAN
                         U.S. Bank National Association
                                 U.S. Bank Place
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                                757 Third Avenue
                            New York, New York 10017

                                  LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                900 Third Avenue
                            New York, New York 10022

The Fund sends annual and semi-annual reports to shareholders. These reports contain information regarding the investments of the Portfolio and the Fund's investment performance and are available without charge from the Fund. If you have questions regarding the Fund, shareholder accounts, dividends or share purchase and redemption procedures, or if you wish to receive the most recent annual or semi-annual reports, please call 1-800-221-4524. The first annual report will be available beginning on or about December 30, 1999.


This Prospectus sets forth concisely the information about the Fund and the Trust that you should know before investing. Additional information about the Fund and the Trust has been filed with the Securities and Exchange Commission
(SEC) in a Statement of Additional Information (SAI) dated February 28, 2000. The SAI is incorporated herein by reference and is available without charge by writing to the Fund or by calling 1-800-221-4524. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. (1-800-SEC-0330). Information about the Fund is also available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


811-9064

SWEEPCASH MONEY MARKET FUND
SWEEPCASH U.S. GOVERNMENT MONEY MARKET FUND
SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST

PROSPECTUS


FEBRUARY 28, 2000


--------------------------------------------------------------------------------

SweepCash Money Market Fund and SweepCash U.S. Government Money Market Fund are two separate series of Cadre Institutional Investors Trust, a diversified, open-end management investment company. The Funds are money market funds. The investment objective of each of the Funds is high current income, consistent with preservation of capital and maintenance of liquidity.

No sales charges are imposed on the purchase or redemption of shares. There are no minimum investment requirements.

--------------------------------------------------------------------------------


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                           SWEEPCASH MONEY MARKET FUND
                   SWEEPCASH U.S. GOVERNMENT MONEY MARKET FUND
                  SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST

About the Fund..........................................................1

Investor Expenses.......................................................2

Investment Objective and Policies.......................................4

Management Arrangements.................................................6

How to Buy Shares.......................................................7

How to Redeem Shares....................................................9

Exchange Privilege.....................................................11

Net Asset Value........................................................12

Dividends and Distributions............................................13

Taxes..................................................................13

Distribution Plan......................................................14

Performance Information................................................14

Additional Information.................................................15

                                 ABOUT THE FUND

INVESTMENT GOALS. SweepCash Money Market Fund and SweepCash U.S. Government Money Market Fund are newly organized series of Cadre Institutional Investors Trust, a diversified, open-end management investment company. The Funds are money market funds. The investment objective of each Fund is high current income, consistent with preservation of capital and maintenance of liquidity.

The Funds are professionally managed investment vehicles. They are designed to address the short-term cash investment needs of entities in the financial services industry, including, banks, broker-dealers, savings and loan associations and other financial institutions, providers or payors. Together with additional services available to shareholders, the Funds are part of a comprehensive cash management program.

As money market funds, the Funds seek to maintain a stable net asset values of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES. SweepCash Money Market Fund pursues its investment objective by investing all of its investable assets in the Money Market Portfolio. The Money Market Portfolio has the same investment objective and substantially the same investment policies as the SweepCash Money Market Fund.

The Money Market Portfolio is a diversified portfolio that invests in the following types of money market instruments:

-          U.S. Government Obligations

-          Bank Obligations

-          Commercial Paper and Short-Term Corporate Debt Instruments

-          Repurchase Agreements

-          Floating-Rate and Variable-Rate Obligations

SweepCash U.S. Government Money Market Fund pursues its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio. The U.S. Government Money Market Portfolio has the same investment objective and substantially the same investment policies as SweepCash U.S. Government Money Market Fund.

The U.S. Government Money Market Portfolio is a diversified portfolio that invests exclusively in short-term debt securities issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government, and repurchase agreements collateralized by U.S. government securities.

PRINCIPAL RISKS. A decline in short-term interest rates will reduce the yield of a Fund and the return on an investment. Strong equity markets or a weak economy could cause a decline in short-term interest rates. The Portfolios invest only in high quality obligations. However, if an issuer fails to pay interest or to repay principal, the investment will be adversely affected and the net asset value per share could decline. Net asset value may also be adversely affected by a substantial increase in short-term interest rates.

An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment is also not insured or guaranteed by Ambac Assurance Corporation, an affiliate of Cadre Financial Services, Inc. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in a Fund.





                                INVESTOR EXPENSES

The following Table summarizes the fees and expenses that you will pay if you buy and hold shares of a Fund. It is based on estimates of expenses for the current year.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                          SWEEPCASH              SWEEPCASH U.S. GOVERNMENT
                                                      MONEY MARKET FUND              MONEY MARKET FUND
                                                      -----------------              -----------------


Maximum Sales Charge (Load) Imposed on
      Purchases.....................................        None                           None


Maximum Deferred Sales Charge (Load)................        None                           None

Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends............................        None                           None

Redemption Fee......................................        None                           None

Exchange Fee........................................        None                           None


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


Management Fees(1).................................         0.08%                          0.06%

Distribution (12b-1) Fees..........................         0.25%                          0.25%

Other Expenses(2)..................................         0.41%                          0.42%

Total Annual Fund Operating Expenses
    (before reimbursement)..........................        0.74%                          0.73%

Reimbursement of Fund Expenses(3)...................       (0.07%)                        (0.08%)

Total Annual Fund Operating Expenses
    (after reimbursement)...........................        0.67%                          0.65%


                                       -2-




----------------

(1)     Includes investment advisory fee of the applicable Portfolio.
(2) Includes a Fund's share of the applicable Portfolio's operating expenses other than the advisory fee.
(3) The Fund's administration agreement requires Cadre Financial Services, Inc. to pay or absorb expenses of the Funds (including a Fund's share of the relevant Portfolio's expenses) to the extent necessary to assure that total ordinary operating expenses of SweepCash Money Market Fund do not exceed an annual rate of 0.67% of the average daily net assets of the SweepCash Money Market Fund, and that total ordinary operating expenses of SweepCash U.S. Government Money Market Fund do not exceed an annual rate of 0.65% of the average daily net assets of SweepCash U.S. Government Money Market Fund. These expense limitations may not be modified or eliminated except with the approval of the Board of Trustees of the Trust. Excess expenses paid or absorbed by Cadre Financial are carried forward and may be repaid by a Fund in the future, but only if the repayment does not cause the applicable expense limitation to be exceeded.






EXAMPLE

The following Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that a Fund's operating expenses are as estimated above and remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:



                                                        1 YEAR         3 YEARS
                                                        ------         -------

SweepCash Money Market Fund.........................    $68.45         $214.37

SweepCash U.S. Government Money
    Market Fund.....................................    $66.41         $208.03

                        INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE. SweepCash Money Market Fund ("Sweep Money Fund") and SweepCash U.S. Government Money Market Fund ("Sweep U.S. Government Money Fund") (together, the "Funds") each seek to provide high current income, consistent with preservation of capital and maintenance of liquidity.

INVESTMENT POLICIES. Sweep Money Fund pursues its investment objective by investing all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio has the same investment objective and substantially the same investment policies as Sweep Money Fund. It invests exclusively in high quality, short-term debt securities (money market instruments), including: U.S. Government obligations; certificates of deposit, time deposits and other obligations issued by domestic banks; commercial paper and other debt obligations of corporations; and repurchase agreements with respect to these obligations.

Sweep U.S. Government Money Fund pursues its investment objective by investing all of its investable assets in the U.S. Government Portfolio.

The U.S. Government Portfolio has the same investment objective and substantially the same investment policies as Sweep U.S. Government Money Fund. It invests exclusively in short-term debt securities issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Governmental Securities"), and repurchase agreements collateralized by Government Securities.

The Portfolios each maintain a dollar-weighted average maturity of 90 days or less, and invest only in securities having remaining maturities of 397 days or less. All investments must be U.S. dollar denominated.

Securities purchased by the Portfolios, including repurchase agreements, must be determined by Cadre Financial Services, Inc. (the "Investment Adviser") to present minimal credit risks pursuant to procedures adopted by the Board of Trustees of the Trust.

Investments purchased by the Money Market Portfolio will at the time of purchase be rated in the highest rating category for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if the instrument is rated by only one such organization). The Money Market Portfolio does not invest in unrated investments. If securities purchased by the Portfolio cease to be rated or the rating of a security is down-graded, the Investment Adviser will consider such an event in determining whether the Portfolio should continue to hold the securities. If the Portfolio continues to hold the securities, it may be subject to additional risk of default.

The Portfolios invest in certain variable-rate and floating-rate securities, but do not invest in any other derivatives.

TYPES OF INVESTMENTS. Subject to applicable investment policies and restrictions, the Investment Adviser purchases and sells securities for the Portfolios based on its assessment of current market conditions and its expectations regarding future changes in interest rates and economic conditions. The Portfolios may invest in the following types of securities:

U.S. GOVERNMENT OBLIGATIONS--These obligations include debt securities issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. In some cases, payment of principal and interest on U.S. Government obligations is backed by the full faith and credit of the United States. In other cases, the obligations are backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so.

BANK OBLIGATIONS (Money Market Portfolio Only)--These obligations include, but are not limited to, negotiable certificates of deposit ("CDs"), bankers' acceptances and fixed time deposits of domestic banks.

Fixed time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. They generally may be withdrawn on demand, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.


COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT INSTRUMENTS (Money Market Portfolio Only)--Commercial paper is a short-term, unsecured promissory note issued by a corporation to finance its short-term credit needs. It is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are a type of commercial paper. These notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of the notes. Both parties have the right to vary the amount of the outstanding indebtedness on the notes.


Corporate debt securities include non-convertible bonds, notes and debentures that have no more than thirteen months remaining to maturity at the time of purchase by the Portfolio.

REPURCHASE AGREEMENTS--These agreements involve the purchase of a security by a Portfolio coupled with the agreement of the seller of the security to repurchase that security on a future date and at a specified price together with interest. The maturities of repurchase agreements are typically quite short, often overnight or a few days. A Portfolio may enter into repurchase agreements with respect to securities that it may purchase under its investment policies without regard to the maturity of the securities underlying the agreements. All repurchase transactions are fully collateralized. However, a Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or the Portfolio's ability to sell the collateral is restricted or delayed.

LETTERS OF CREDIT (Money Market Portfolio Only)--Debt obligations which the Money Market Portfolio is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer.

FLOATING-RATE AND VARIABLE-RATE OBLIGATIONS--Debt obligations purchased by a Portfolio may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating-rate and variable-rate instruments may include certificates of participation in such instruments.

These securities may have demand features which give a Portfolio the right to demand repayment of principal on specified dates or after giving a specified notice. Adjustable rate securities and securities with demand features may be deemed to have maturities shorter than their stated maturity dates.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. A Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold with payment and delivery taking place as much as a month or more in the future. The transactions are used to secure an advantageous price and yield at the time of entering into the transactions. However, the value of securities purchased on a when-issued basis is subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

BORROWINGS. The Funds and the Portfolios do not borrow for purposes of making investments (a practice known as "leverage"). However, as a fundamental policy, they each may borrow money from banks in an amount not exceeding one-third of the value of its total assets (calculated at the time of the borrowing), for temporary extraordinary or emergency purposes. Additional investments will not be made by a Fund or a Portfolio while it has any borrowings outstanding.

INVESTMENT RESTRICTIONS. The Money Market Portfolio does not invest 25% or more of the value of its assets in securities of issuers engaged in any one industry. This limitation does not apply to U.S. Government obligations or to obligations of domestic banks. The Funds and the Portfolios are subject to various restrictions on their investments in addition to those described in this Prospectus. Certain of those restrictions, as well as the restrictions on borrowings and concentration of investments described above and the investment objectives of the Funds, are deemed fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of a Fund's or a Portfolio's outstanding voting securities, as defined in the Investment Company Act of 1940 (the "Investment Company Act").

                             MANAGEMENT ARRANGEMENTS

BOARD OF TRUSTEES. The business and affairs of the Funds are managed under the direction and supervision of the Board of Trustees of Cadre Institutional Investors Trust (the "Trust").

INVESTMENT ADVISER. Cadre Financial Services, Inc. (the "Investment Adviser") serves as the investment adviser of the Portfolios. The Investment Adviser is an indirect subsidiary of Ambac Financial Group, Inc. ("Ambac"). Through its subsidiaries, Ambac is a leading insurer of municipal and structured finance obligations, and a provider of investment contracts, investment advisory and administrative services to state municipalities and municipal authorities. Ambac is a publicly held company whose shares are traded on the New York Stock Exchange.


As of January 31, 2000, the Investment Adviser provided investment advisory services to accounts with assets of approximately $2.3 billion. In addition, through subsidiaries, Ambac manages its own portfolios of approximately $9 billion.


The Money Market Portfolio pays the Investment Adviser a monthly fee which is computed at the annual rate of 0.08% of the Money Market Portfolio's average daily net assets. The U.S. Government Money Market Portfolio pays the Investment Adviser a monthly fee which is computed at the annual rate of 0.06% of the U.S. Government Money Market Portfolio's average daily net assets. In consideration of this fee, the Investment Adviser provides investment advice and provides various administrative and other services to the Portfolio.

The Investment Adviser manages the assets of the Portfolios in accordance with each Portfolio's investment objective and policies. The primary responsibility of the Investment Adviser is to formulate a continuing investment program and to make all decisions regarding the purchase and sale of securities for the Portfolios.

ADMINISTRATOR. The Investment Adviser provides administrative services to the Funds. These services include: overseeing the preparation and maintenance of all documents and records required to be maintained; preparing and updating regulatory filings, prospectuses and shareholder reports; supplying personnel to serve as officers of the Trust; and preparing materials for meetings of the Board of Trustees and shareholders. In addition, the Investment Adviser provides fund accounting services. Each Fund pays a monthly fee for these services which is calculated at the following annual rates:

           0.19% on the first $250 million of average daily net assets 0.165% on the next $750 million of average daily net assets 0.15% on average daily net assets in excess of $1 billion

                                HOW TO BUY SHARES

GENERAL INFORMATION. Shares of a Fund may be purchased on any Business Day through Cadre Securities, Inc. (the "Distributor"). A Business Day is any day that the Federal Reserve Bank of New York is open.


All purchases of shares are effected at the net asset value per share next determined after an order in proper form is received by the Distributor provided that federal funds are received on a timely basis and the Participant notifies the Administrator prior to 4:00 P.M. Eastern time by calling (800) 221-4524 (select option 2) on the day that wire transfer credit is sought. Net asset value is normally computed as of 4:00 p.m., Eastern time. However, on days for which the Public Securities Association (the "PSA") recommends an early closing of the U.S. Government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value."

Shares are entitled to receive dividends beginning on the day of purchase. For this reason, a Fund must have federal funds available to it in the amount of your investment on the day the purchase order is accepted. A purchase order is accepted: (1) immediately upon receipt of a federal funds wire, as described below; or (2) when federal funds in the amount of the purchase are credited to the Fund's account with its custodian (generally, one Business Day after your check is received).


To permit the Investment Adviser to manage the Portfolio most effectively, you should place purchase orders as early in the day as possible by calling 1-800-221-4524 (select option 2).

Prior to making an initial investment, an account number must be obtained. To obtain an account number, please call 1-800-221-4524 (select option 4). You must also mail a completed account application to SweepCash Money Market Fund or SweepCash U.S. Government Money Market Fund at:


                     905 Marconi Avenue
                     Ronkonkoma, New York  11779

Shares may be purchased before an account application is received, but they may not be redeemed until the application is on file.

For additional information on purchasing shares, please call 1-800-221-4524.

PURCHASE BY FEDERAL FUNDS WIRE. Shares may be purchased by wiring federal funds to the Funds' custodian. The Funds do not impose any transaction charges. However, charges may be imposed by the bank that transmits the wire. Purchase payments should be wired to SweepCash Money Market Fund at:

                     US Bank NA
                     Minneapolis, MN
                     ABA # 091 000 022
                     Cr. Acct # [               ]
                     Further Credit:
                     --------------------------
                     Name:
                     --------------------------
                     Account #
or SweepCash U.S. Government Money Market Fund at:

                     US Bank NA
                     Minneapolis, MN
                     ABA # 091 000 022
                     Cr. Acct # [               ]
                     Further Credit:
                     ------------------------
                     Name:
                     ------------------------
                     Account #



PURCHASE BY CHECK. Shares may also be purchased by sending a check. Shares will be issued when the check is credited to a Fund's account in the form of federal funds. Normally this occurs on the Business Day following receipt of a check. Checks to purchase shares should indicate the account name and number and be made payable to SweepCash Money Market Fund or SweepCash U.S. Government Money Market Fund and sent to:

                     905 Marconi Avenue
                     Ronkonkoma, NY  11779


MINIMUM INITIAL AND SUBSEQUENT INVESTMENT AMOUNTS. There are no minimum investment requirements. However, a Fund may close your account if it has no balance and there has been no activity for six months. You will be given 60 days' written notice if the Fund intends to close your account.


SHAREHOLDER ACCOUNTS. The Funds do not issue share certificates. Instead, an account is maintained for each shareholder by the Fund's transfer agent. Your account will reflect the full and fractional shares of the Fund that you own. You will be sent confirmations of each transaction in shares and monthly statements showing account balances.


SUB-ACCOUNT SERVICES. You may open sub-accounts with a Fund for accounting convenience or to meet requirements regarding the segregation of funds. Sub-accounts can be established at any time. Please call 1-800-221-4524 (select option 4) for further information and to request the necessary forms.


                              HOW TO REDEEM SHARES

You may redeem all or a portion of your shares of a Fund on any Business Day without any charge by the Fund. Shares are redeemed at their net asset value per share next computed after the receipt of a redemption request in proper form. Requests to redeem shares may be made as described below.

GENERAL INFORMATION. Shares may be redeemed on any Business Day. Redemption requests are effected at the net asset value per share next computed after receipt of a redemption request in proper form. Net asset value is normally computed as of 4:00 p.m., Eastern time. However, on days for which the PSA recommends an early closing of the U.S. Government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value." Shares are not entitled to receive dividends declared on the day of redemption. If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days. For this reason, you should purchase shares by federal funds wire if you anticipate the need for immediate access to your investment. Shares may not be redeemed until an account application is on file.

For additional information on redeeming shares, please call 1-800-221-4524 (select option 2).

A Fund may pay redemption proceeds by distributing securities held by a Portfolio, but only in the unlikely event that the Board of Trustees of the Trust determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. A shareholder who during any 90 day period redeems shares having a value not exceeding the lesser of (i) $250,000 or (ii) 1% of the net assets of a Fund, will not be subject to this procedure. In unusual circumstances, a Fund may suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days as permitted under the Investment Company Act.

TELEPHONE REDEMPTION PROCEDURES. You may redeem shares by calling 1-800-221-4524 (select option 2). You will be asked to provide the account name and number, and the amount of the redemption. Proceeds of the redemption will be paid by federal funds wire to one or more bank accounts previously designated by you. Normally, redemption proceeds will be wired on the day a redemption request is received if the request is received prior to 2:00 P.M., Eastern time, or before the closing of the U.S. Government securities markets on days when the PSA recommends an early closing of those markets.


A TELEPHONE REDEMPTION REQUEST MAY BE MADE ONLY IF THE TELEPHONE REDEMPTION PROCEDURE HAS BEEN SELECTED ON THE ACCOUNT APPLICATION OR IF WRITTEN INSTRUCTIONS AUTHORIZING TELEPHONE REDEMPTION ARE ON FILE.

Reasonable procedures are used to confirm that telephone redemption requests are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification or other information prior to effecting a telephone redemption. If these procedures are used, a Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions.

During periods of severe market or economic conditions, it may be difficult to contact a Fund by telephone. In that event, you should follow the procedures described below for written redemption requests and send the request by overnight delivery service.

WRITTEN REDEMPTION REQUESTS. You may redeem shares by sending a written redemption request. The request must include the complete account name, address and number, and the amount of the redemption and must be signed by each person shown on the account application as an owner of the account. The Funds reserve the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution. Proceeds of a redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $50,000).

Written redemption requests should be sent to SweepCash Money Market Fund or SweepCash U.S. Government Money Market Fund at:

                     905 Marconi Avenue
                     Ronkonkoma, New York  11779

CHECK REDEMPTION PRIVILEGE. You may make arrangements to redeem shares by check by filling out a checkwriting authorization form and signing the subcustodian bank's certificate of authority form. Checks may be written in any dollar amount not exceeding the balance of your account and may be made payable to any person. Checks will be honored only if they are properly signed by a person authorized on the certificate of authority. Checks will be furnished without charge. Redemption checks will not be honored if there is an insufficient share balance to pay the check or if the check requires the redemption of shares recently purchased by check which has not cleared. There is a charge for stop-payments or if a redemption check cannot be honored due to insufficient funds or other valid reasons. Checkwriting privileges may be modified or terminated at any time.

                               EXCHANGE PRIVILEGE

You may exchange shares of Sweep Money Fund for shares of Cadre Reserve Fund -- Money Market Series (another series of the Trust) based upon the relative net asset values per share of the funds at the time the exchange is effected. You may exchange shares of Sweep U.S. Government Money Fund for shares of Cadre Reserve Fund -- U.S. Government Series (another series of the Trust) based upon the relative net asset values per share of the funds at the time the exchange is effected. No sales charge or other fee is imposed in connection with exchanges. Before requesting an exchange, you should obtain and read the prospectus of the fund whose shares will be acquired in the exchange. Prospectuses can be obtained by calling 1-800-221-4524.

All exchanges are subject to any applicable minimum initial and subsequent investment requirements of the Fund whose shares will be acquired. In addition, exchanges are permitted only between accounts that have identical registrations. Shares of a Fund may be acquired in an exchange only if the shares are currently being offered and are legally available for sale in the state of the shareholder's residence.

An exchange involves the redemption of shares of one Fund and the purchase of shares of the other Fund. Shares of a Fund will be redeemed at the net asset value per share of that Fund next computed after receipt of an exchange request in proper form. See "Net Asset Value." Shares of the Fund being acquired in the exchange will be purchased when the proceeds of the redemption become available (normally, on the day the exchange request is received) at the net asset value of those shares then in effect. See "How to Redeem Shares." The acquired shares will be entitled to receive dividends in accordance with the policies of the applicable Fund.

The exchange privilege may be modified or terminated at any time. However, 60 days' prior notification of any modification or termination will be given to shareholders.

TELEPHONE EXCHANGE PROCEDURES. A request to exchange shares may be placed by calling 1-800-221-4524. Telephone exchange requests that are not received prior to 2:00 p.m., Eastern time, or as of the closing time of the U.S. Government securities markets on days when the PSA recommends an early closing time of such markets, will be processed the following Business Day. You will be sent a written confirmation of an exchange transaction. As in the case of telephone redemption requests, reasonable procedures are used to confirm that telephone exchange instructions are genuine. If these procedures are used, a Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions. An exchange by telephone may be made only if the telephone exchange privilege has been selected on the account application, or if written instructions are on file.


During periods of severe market or economic conditions, it may be difficult to contact the Funds by telephone. In that event, you should follow the procedures described below for written requests and send the request by overnight delivery.

WRITTEN EXCHANGE PROCEDURES. Requests to exchange shares may be submitted in writing. Each written exchange request should specify the complete account name and number of your account with a Fund, the amount to be exchanged, and the name of the fund whose shares are to be acquired in the exchange. The request must be signed by each of the persons who the shareholder has specified as required to sign redemption requests. Written exchange requests should be sent to the address indicated above under "How to Redeem Shares - Written Redemption Requests."

                                 NET ASSET VALUE

The net asset value per share of each Fund is computed on each Business Day. It is calculated by dividing the value of a Fund's total assets less its liabilities (including accrued expenses) by the number of shares outstanding. Because the Funds invest in the Portfolios, their assets will consist primarily of shares of the Portfolios. The value of these shares will depend on the value of the assets of the Portfolios and their liabilities.

In determining the value of a Portfolio's assets, securities held by a Portfolio are valued using the amortized cost method of valuation. This method involves valuing each investment at cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold.

Use of amortized cost permits the Funds to maintain net asset values of $1.00 per share. However, no assurance can be given that the Funds will be able to maintain a stable net asset value.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly from net investment income (after deduction of expenses) and any realized short-term capital gains. Distributions of net realized long-term capital gains, if any, are declared and paid annually at the end of a Fund's fiscal year. All dividends and other distributions are automatically reinvested in full and fractional shares of a Fund at net asset value per share, unless otherwise requested. You may request that dividends and other distributions be paid by wire transfer to a designated bank account by sending a written request to the transfer agent. The request must be received at least five Business Days prior to a payment date for it to be effective on that date.

Dividends are payable to all shareholders of record as of the time of declaration. Shares become entitled to any dividend declared beginning on the day on which they are purchased, but are not entitled to dividends declared on the day they are redeemed.

To satisfy certain distribution requirements of the Internal Revenue Code, a Fund may declare special or regular year-end dividend and capital gains distributions during October, November or December. If received by shareholders by January 31, these distributions are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

                                      TAXES

TAXATION OF THE FUNDS. The Funds have each elected and intend to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. If so qualified, a Fund will not be subject to federal income tax to the extent it distributes substantially all of its net income to shareholders.

FEDERAL TAXATION OF SHAREHOLDERS. Dividend distributions, whether received in cash or reinvested in additional shares, will be taxable as ordinary income. Although the Funds do not expect to distribute any long-term capital gains, you will also be subject to tax on any capital gains distributions you receive. Since a Fund does not expect to earn dividend income, the dividends and other distributions a Fund pays will generally not qualify for the dividends-received deduction available to corporate investors. In January of each year, a Fund will send you a statement showing the tax status of distributions for the past calendar year.

Section 115(1) of the Internal Revenue Code provides that gross income does not include income derived from the exercise of any essential government function accruing to a state or any of its political subdivisions. State and municipal investors should consult their tax advisors to determine any limitations on the applicability of Section 115(1) to earnings from their investments in the Fund. A portion of earnings derived from the investment of funds which are subject to the arbitrage limitations or rebate requirements of the Internal Revenue Code may be required to be paid to the U.S. Treasury.

A Fund is required to withhold 31% of all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. Investors are asked to certify in their account applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to provide this certification will result in backup withholding.

STATE AND LOCAL TAXES. Dividends and other distributions paid by a Fund and received by an investor may be subject to state and local taxes. Although shareholders do not directly receive interest on U.S. Government securities held by a Fund, certain states and localities may allow the character of a Fund's income to pass through to shareholders. If so, the portion of dividends paid by a Fund that is derived from interest on certain U.S. Government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. Government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. Government securities does not constitute interest on U.S. Government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. Government securities in which a Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. Government securities.

The discussion set forth above regarding federal and state income taxation is included for general information only. You should consult your tax advisor concerning the federal and state tax consequences of an investment in a Fund.

                                DISTRIBUTION PLAN


Each Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that authorizes it to pay expenses relating to the sale and distribution of its shares. Pursuant to the Plan, each Fund makes payments to the Distributor in an amount equal to an annual rate of 0.10% of its average daily net assets to compensate the Distributor for distribution related services it provides to the Fund. Because the payments are made from Fund assets on an on-going basis, over time it will increase the cost of an investment in shares and may cost more than paying other types of sales charges.

The Distributor may enter into agreements to compensate membership associations and other organizations whose members purchase shares of a Fund and which provide certain services to the Fund or the Distributor. These services may include, but are not limited to, granting a license to the Fund to use the organization's name and logos, providing the Distributor with mailing lists of its members and information about its members and permitting dissemination of Fund materials to its members. The Distributor may also make payments to banks and brokerage firms that distribute shares of a Fund to customers for providing shareholder related services. Payments to a bank or broker are made at the annual rate of 0.10% of the average daily net assets of the Fund attributable to shares held by customers of that bank or broker.


                             PERFORMANCE INFORMATION

A Fund may publish its "current yield" and "effective yield" in advertisements, sales materials and shareholder reports. Current yield refers to the income generated by an investment in a Fund over a seven-day period; the income is then annualized. In annualizing income, the amount of income generated by the investment during the period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated in the same manner, but when annualized, the income earned by an investment in a

Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. All quotations of investment performance are based upon historical investment results and are not intended to predict future performance.

In addition, comparative performance information may be used from time to time in advertisements, sales literature and shareholder reports. This information may include data, ratings and rankings from Lipper Analytical Services, Inc., IBC Financial Data Money Fund Report, The Bank Rate Monitor, Morningstar and other industry publications, business periodicals and services. Comparisons to recognized market indices and to the returns on specific money market securities or types of securities or investments may also be used. A Fund may disseminate yields for periods longer than seven days, and may also report its total return. The "total return" of a Fund refers to the average annual compounded rate of return over a specified period (as stated in the advertisement) that would equate an initial amount invested at the beginning of the period to the end of period redeemable value of the investment, assuming the reinvestment of all dividends and distributions.

                             ADDITIONAL INFORMATION

ORGANIZATION. The Trust is a Delaware business trust that was organized on June 27, 1995. It is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. The Trust has ten series of its shares outstanding. Each series represents an interest in a separate investment portfolio. The Board of Trustees has the power to establish additional series of shares and, subject to applicable laws and regulations, may issue two or more classes of shares of any series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.

Shareholders of a Fund are entitled to vote, together with the holders of other series of the Trust, on the election of Trustees and the ratification of the Trust's independent auditors when those matters are voted upon by shareholders. Shareholders are also entitled to vote on other matters as required by the Investment Company Act or the Trust's Declaration of Trust. On these other matters, shares of a Fund will generally be voted as a separate class from other series of the Trust's shares. Each share (and fractional share) is entitled to one vote (or fraction thereof). However, if shares of more than one series vote together on a matter, each share will have that number of votes which equals the net asset value of such share (or fraction thereof). All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so. As discussed below, a Fund will pass through to its shareholders the right to vote on Portfolio matters requiring shareholder approval.

INFORMATION CONCERNING INVESTMENT STRUCTURE. The Funds do not invest directly in securities. Instead, they each invest all of their investable assets in one of the Portfolios, separate series of the Trust. The Portfolios, in turn, purchase, hold and sell investments in accordance with the objective and investment policies of the respective Funds. The Trustees of the Trust believe that the per share expenses of a Fund (including its share of the

Portfolio's expenses) will be less than or approximately equal to the expenses that a Fund would incur if its assets were invested directly in securities and other investments.

A Fund may withdraw its investment from a Portfolio at any time, and will do so if the Trustees believe it to be in the best interest of the Fund's shareholders. If a Fund withdraws its investment in a Portfolio, it will either invest directly in securities in accordance with the investment policies described in this Prospectus or will invest in another pooled investment vehicle that has the same investment objective and policies as the Fund. In connection with the withdrawal of its investment in a Portfolio, a Fund could receive securities and other investments from a Portfolio instead of cash. This could cause a Fund to incur certain expenses.

A change in the investment objective, policies or restrictions of a Portfolio may cause a Fund to withdraw its investment in the Portfolio. Alternatively, that Fund could seek to change its objective, policies or restrictions to conform to those of the Portfolio. The investment objective and certain of the investment restrictions of a Portfolio may be changed without the approval of investors in that Portfolio. However, a Portfolio will notify a Fund at least 30 days before any changes are implemented. If a Fund is asked to vote on any matters concerning a Portfolio, the Fund will hold a shareholders meeting and vote its shares of the Portfolio in the same manner as shares of the Fund are voted on those matters.

Shares of the Portfolios will be held by investors other than the Funds. These investors may include other series of the Trust, other mutual funds and other types of pooled investment vehicles. When investors in a Portfolio vote on matters affecting that Portfolio, a Fund could be outvoted by other investors. A Fund may also otherwise be adversely affected by other investors in a Portfolio. These other investors offer shares (or interests) to their investors which have costs and expenses that differ from those of the Funds. Thus, the investment returns for investors in other funds that invest in a Portfolio may differ from the investment return of shares of a Fund. These differences in returns are also present in other fund structures. Information about other holders of shares of the Portfolios is available from the Funds.

CUSTODIAN. U.S. Bank National Association (the "Custodian") is the Funds' custodian. The Custodian maintains custody of all securities and cash assets of the Funds and the Portfolios and is authorized to hold these assets in securities depositories and to use subcustodians.

DISTRIBUTOR. The Distributor, Cadre Securities, Inc., a broker-dealer affiliated with the Investment Adviser, serves as the distributor of the Funds' shares. The Distributor is located at 905 Marconi Avenue, Ronkonkoma, New York 11779.

TRANSFER AGENT. The Investment Adviser also serves as the Funds' transfer agent, shareholder servicing agent and dividend disbursing agent. Shareholders of a Fund should call 1-800-221-4524 with any questions regarding transactions in shares of a Fund or share account balances. Each Fund pays a monthly fee for transfer agent services which is currently calculated at the annual rate of 0
 .05% of that Fund's average daily net assets.

INDEPENDENT PUBLIC ACCOUNTANTS. KPMG LLP are the independent public accountants of the Trust and are responsible for auditing the financial statements of the Funds.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Trust's Statement of Additional Information. If given or made, such other information and representations should not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.

                               INVESTMENT ADVISER,
                        ADMINISTRATOR AND TRANSFER AGENT
                         Cadre Financial Services, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779

                                   DISTRIBUTOR
                             Cadre Securities, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779

                                    CUSTODIAN
                         U.S. Bank National Association
                                 U.S. Bank Place
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402


                              INDEPENDENT AUDITORS
                                    KPMG LLP
                                757 Third Avenue
                            New York, New York 10017

                                  LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                900 Third Avenue
                            New York, New York 10022

The Funds send annual and semi-annual reports to shareholders. These reports contain information regarding the investments of the Portfolios and the investment performance of the Funds and are available without charge from the Funds. If you have questions regarding a Fund, shareholder accounts, dividends or share purchase and redemption procedures, or if you wish to receive the most recent annual or semi-annual reports, please call 1-800-221-4524. The first annual reports will be available beginning on or about December 30, 1999.


This Prospectus sets forth concisely the information about the Funds and the Trust that you should know before investing. Additional information about the Funds and the Trust has been filed with the Securities and Exchange Commission
(SEC) in a Statement of Additional Information (SAI) dated February 28, 2000. The SAI is incorporated herein by reference and is available without charge by writing to the Funds or by calling 1-800-221-4524. Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. (1-800-SEC-0330). Information about the Funds is also available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.



811-9064

CADRE LIQUID ASSET FUND -- U.S. GOVERNMENT SERIES
CADRE LIQUID ASSET FUND -- MONEY MARKET SERIES
CADRE AFFINITY FUND -- U.S. GOVERNMENT SERIES
CADRE AFFINITY FUND -- MONEY MARKET SERIES
SWEEPCASH U.S. GOVERNMENT MONEY MARKET FUND
SWEEPCASH MONEY MARKET FUND
CADRE RESERVE FUND -- U.S. GOVERNMENT SERIES
CADRE RESERVE FUND -- MONEY MARKET SERIES
(SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST)


905 Marconi Avenue
Ronkonkoma, New York
11779-7255


           STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2000





         Cadre Institutional Investors Trust (the "Trust") is a diversified, open-end, management investment company. Cadre Liquid Asset Fund -- U.S. Government Series, Cadre Liquid Asset Fund -- Money Market Series, Cadre Affinity Fund -- U.S. Government Series, Cadre Affinity Fund -- Money Market Series, SweepCash U.S. Government Money Market Fund, SweepCash Money Market Fund, Cadre Reserve Fund -- U.S. Government Series and Cadre Reserve Fund -- Money Market Series (each, a "Fund") are separate series of the Trust. The Funds are money market funds which seek to maintain stable net asset values of $1.00 per share. The Funds seek high current income, consistent with preservation of capital and maintenance of liquidity. See "Investment Policies and Practices." Cadre Liquid Asset Fund -- Money Market Series, Cadre Affinity Fund - Money Market Series, SweepCash Money Market Fund and Cadre Reserve Fund - Money Market Series (collectively, the "Money Market Funds") pursue their investment objectives by investing all of their investable assets in the Money Market Portfolio (the "Money Market Portfolio"), a separate series of the Trust that has the same investment objective and substantially the same investment policies as the Money Market Funds. Cadre Liquid Asset Fund -- U.S. Government Series, Cadre Affinity Fund -- U.S. Government Series, SweepCash U.S. Government Money Market Fund and Cadre Reserve Fund -- U.S. Government Series (collectively, the "Government Money Market Funds") pursue their investment objectives by investing all of their investable assets in the U.S. Government Money Market Portfolio (the "Government Money Market Portfolio"), another separate series of the Trust that has the same investment objective and substantially the same investment policies as the Government Money Market Funds. Cadre Financial Services, Inc. (the "Investment Adviser") serves as the investment adviser of the Portfolios. See "Investment Advisory Arrangements."

     Shares of the Funds are offered for sale on a no-load basis. No sales commissions or other charges are imposed upon the purchase or redemption of shares. No minimum initial investment in the Funds is required, except in the case of Cadre Reserve Fund - U.S. Government Series and Cadre Reserve Fund - Money Market Series which has a minimum initial investment requirement of $1 million. See "Purchasing Shares." Shares of the Funds are not insured by Ambac Assurance Corporation.

An investment in a fund is not insured or guaranteed by the U.S. government and there can be no assurance that a fund will be able to maintain a stable net asset value of $1.00 per share. See "determination of net asset value."

-------------------------------------------------------------------------------






Information about the Funds is set forth in the Prospectuses of the Funds dated February 28, 2000 (the "Prospectuses"), which provide the basic information you should know before investing. The Prospectuses may be obtained without charge by writing to the Transfer Agent or by calling 1-800-221-4524. This Statement of Additional Information is not a prospectus, but contains information in addition to and more detailed than that set forth in the Prospectuses of the Funds. It is intended to provide you with additional information regarding the activities and operations of the Funds and the Trust, and should be read in conjunction with the Funds' Prospectuses.

                         TABLE OF CONTENTS





                                                                         PAGE
                                                                         ----

    INVESTMENT POLICIES AND PRACTICES.....................................2


    INVESTMENT RESTRICTIONS...............................................6

    PORTFOLIO TRANSACTIONS AND BROKERAGE..................................8

    PURCHASING SHARES.....................................................9

    SHAREHOLDER ACCOUNTS.................................................12

    REDEEMING SHARES.................................................... 13

    EXCHANGE PRIVILEGE...................................................13

    DETERMINATION OF NET ASSET VALUE.....................................13

    TAXES................................................................14

    INVESTMENT ADVISORY AND OTHER SERVICES...............................15

    TRUSTEES AND OFFICERS................................................20

    EXPENSES.............................................................23

    PERFORMANCE INFORMATION............................................. 23

    GENERAL INFORMATION..................................................25

                        INVESTMENT POLICIES AND PRACTICES

      The Money Market Funds pursue their investment objectives by investing all of their investable assets in the Money Market Portfolio, a separate series of the Trust that has the same investment objective and substantially the same policies as the Money Market Funds. The Government Money Market Funds pursue their objectives by investing all of their investable assets in the Government Money Market Portfolio, another separate series of the Trust that has the same investment objective and substantially the same investment policies as the Government Money Market Funds. Each of the Portfolios has elected to be treated as a diversified investment company. The sections below provide additional information regarding the types of investments that may be made by the Money Market Portfolio and the Government Money Market Portfolio (each, a "Portfolio") and the investment practices in which each Portfolio may engage. The investment objectives and general investment policies of the Funds and the Portfolios are described in the Funds' Prospectuses.

      Each of the Funds may withdraw its investment from the applicable Portfolio at any time if the Board of Trustees of the Trust (the "Board of Trustees") determines that it is in the best interest of the Fund to do so. Upon any such withdrawal, a Fund's assets would either be invested in another investment fund having the same investment objective and substantially the same investment policies as the Fund or be directly invested in securities in accordance with the investment policies described below with respect to the applicable Portfolio. The approval of the investors in a Portfolio would not be required to change that Portfolio's investment objective or, except as otherwise stated in the Prospectuses or this Statement of Additional Information, any of a Portfolio's investment policies or restrictions.


      Treasury, Government and Agency Securities. Each Portfolio invests in short-term debt securities that are issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities"). These securities include obligations issued by the U.S. Treasury ("Treasury Securities"), including Treasury bills, notes and bonds. These are direct obligations of the U.S. government and differ primarily in their rates of interest and the length of their original maturities. Treasury Securities are backed by the full faith and credit of the U.S. government. Government Securities include Treasury Securities as well as securities issued or guaranteed by the U.S. government or its agencies and instrumentalities ("Agency Securities"). As described in the Prospectuses, Agency Securities are in some cases backed by the full faith and credit of the U.S. government. In other cases, Agency Securities are backed solely by the credit of the governmental issuer. Certain issuers of Agency Securities have the right to borrow from the U.S. Treasury, subject to certain conditions. Government Securities purchased by a Portfolio may include variable and floating rate securities, which are described in the Prospectuses.


      Bank Obligations (Money Market Portfolio Only). Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit ("CDs") may be purchased by the Money Market Portfolio are insured by the FDIC (although such insurance may not be of material benefit to the Portfolio, depending upon the principal amount of the CDs of each bank held by the Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, limited in the amounts which they can loan to a single borrower and subject to other regulations designed to promote financial soundness.

      Repurchase Agreements. As discussed in the Prospectuses, the Portfolios may enter into repurchase agreements. A repurchase agreement, which may be viewed as a type of secured lending by a Portfolio, involves the acquisition by the Portfolio of a security from a selling financial institution such as a bank or broker-dealer. The agreement provides that the Portfolio will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future. The Portfolio will receive interest from the institution until the time when the repurchase is to occur. Although such date is deemed to be the maturity date of a repurchase agreement, the maturities of securities that are purchased by the Portfolio through repurchase agreements are not subject to any limitation as to maturity. A Portfolio may enter into repurchase agreements maturing in more than seven days. However, a Portfolio may not enter into such a repurchase agreement if, as a result, more than 10% of the value of its net assets would be invested in (i) repurchase agreements under which the Portfolio does not have the right to obtain repayment in seven days or less, and (ii) in the case of the Money Market Portfolio, which may purchase illiquid investments, other illiquid investments.


     Because repurchase agreements involve certain risks not associated with direct investment in securities, the Trust follows procedures designed to minimize these risks. These procedures include requirements that the Investment Adviser effect repurchase transactions only with banks or primary dealers designated as such by the Federal Reserve Bank of New York, and that the bank or dealer has been determined by the Investment Adviser to present minimal credit risk in accordance with guidelines established and monitored by the Board of Trustees. In addition, the collateral underlying a repurchase agreement is required to be held by the Trust's custodian (or a subcustodian) in a segregated account on behalf of the respective Portfolio. The collateral is marked to market daily and required to be maintained in an amount at least equal to the repurchase price plus accrued interest. In the event of a default or bankruptcy by a selling financial institution, the Trust will seek to liquidate the collateral. However, the exercise of the Trust's right to liquidate collateral could involve certain costs or delays and, to the extent that the proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, a Portfolio will suffer a loss.


     When-Issued and Delayed Delivery Securities. As noted in the Prospectuses, the Portfolios may purchase and sell securities on a when-issued or delayed delivery basis. These transactions arise when a Portfolio purchases or sells a security, with payment and delivery taking place in the future beyond the normal settlement period. A transaction of this type will be effected in order to secure for the Portfolio an attractive price or yield at the time of entering into the transaction. When purchasing securities on a when-issued or delayed delivery basis, a Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the Portfolio is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If a Portfolio remains fully invested at a time during which when-issued or delayed delivery purchases are outstanding, such purchases will result in a form of leverage. When a Portfolio enters into purchase transactions of this type, the Trust's custodian maintains, in a segregated account for the Portfolio, cash and debt obligations held by the Portfolio and having a value equal to or greater than the Portfolio's purchase commitments. When a Portfolio has sold a security on a when-issued or delayed delivery basis, the Portfolio does not participate in further gains or losses with respect to the security. If the counterparty fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity, or could suffer a loss. When a Portfolio enters into a sales transaction of this type, the Trust's custodian segregates the securities sold on a delayed delivery basis to cover the Portfolio's settlement obligations.

     Asset-Backed Commerical Paper (Money Market Portfolio Only). Asset-backed commercial paper may be purchased by the Money Market Portfolio. Repayment of this type of commercial paper is intended to be obtained from an identified pool of assets, including automobile receivables, credit-card receivables and other types of assets. Asset-backed commercial paper is issued by a special purpose vehicle (usually a corporation) that has been established for the purpose of issuing the commercial paper and purchasing the underlying pool of assets. The issuer of commercial paper bears the direct risk of prepayment on the receivable constituting the underlying pool of assets. Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees and over-collateralization.

      Participation Interests (Money Market Portfolio Only). The Money Market Portfolio may purchase from financial institutions participation interests in securities of the type in which the Portfolio may directly invest. A participation interest gives the Portfolio an undivided interest in the security in the proportion that the Portfolio's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Portfolio, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by Government Securities, or, in the case of unrated participation interests, the Investment Adviser must have determined that the instrument is of comparable quality to those instruments in which the Portfolio may invest. For certain participation interests, the Portfolio will have the right to demand payment, on not more than seven days' notice, for all or any part of the Portfolio's participation interest in the security, plus accrued interest. As to these instruments, the Portfolio intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.


      Illiquid Investments. The Money Market Portfolio may invest up to 10% of its net assets in illiquid investments, including repurchase agreements having maturities of more than seven days. The U.S. Government Money Market Portfolio may not purchase any illiquid securities, except that it may invest up to 10% of its net assets in repurchase agreements maturing in more than seven days. Illiquid investments may include restricted securities which are issued in private placement transactions and may not be resold without registration under the Securities Act of 1933 (the "1933 Act") or an applicable exemption from such registration. The absence of a trading market for illiquid securities can make it difficult to ascertain a market value for those investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible to sell them promptly at an acceptable price. Restricted securities eligible for resale in exempt transactions pursuant to Rule 144A under the 1933 Act will not be considered to be illiquid if the securities have been determined to be liquid by the Investment Adviser pursuant to procedures adopted by the Board of Trustees.


      Investment Characteristics. In managing each Portfolio, the Investment Adviser attempts to balance the Portfolio's goal of seeking high income with its goal of seeking to preserve capital. For this reason, a Portfolio does not necessarily invest in securities offering the highest available yields. The maturities of the securities purchased by a Portfolio and a Portfolio's average portfolio maturity will vary from time to time as the Investment Adviser deems consistent with that Portfolio's investment objective, which is the same as the investment objective of the Funds investing in that Portfolio, and the Investment Adviser's assessment of risks, subject to applicable limitations on the maturities of investments and dollar-weighted average portfolio maturity.

      When market rates of interest increase, the market value of debt obligations held by a Portfolio will decline. Conversely, when market rates of interest decrease, the market value of obligations held by a Portfolio will increase. Debt obligations having longer maturities generally pay higher rates of interest, but the market values of longer term obligations can be expected to be subject to greater fluctuations from general changes in interest rates than shorter term obligations. These changes will cause fluctuations in the amount of daily dividends of a Fund and, in extreme cases, changes in interest rates could cause the net asset value per share of a Fund to decline. See "Determination of Net Asset Value." In the event of unusually large redemption demands, securities may have to be sold at a loss prior to maturity or a Fund or a Portfolio may have to borrow money and incur interest expense. The Investment Adviser seeks to manage investment risk by purchasing and selling investments for the Portfolios consistent with its best judgment and expectations regarding anticipated changes in interest rates. However, there can be no assurance that the Funds or the Portfolios will achieve their investment objectives.

      Investment Ratings (Money Market Portfolio Only). Commercial paper purchased by the Money Market Portfolio must at the time of purchase meet certain ratings requirements, as described in the Prospectuses. The rating categories that satisfy these ratings requirements which have been established by Standard & Poor's Rating Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, L.P. ("Fitch"), Duff & Phelps Credit Rating Co. ("Duff"), IBCA Limited and IBCA Inc. ("IBCA"), and Thomson Bank Watch, Inc. ("BankWatch"), are as follows:

Commercial Paper Ratings:

      The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

      The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

      The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment.

      The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor.

      The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment.

      The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment.

      IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Short-Term Ratings as used in the ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

      In addition to its ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization, including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (QR) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.

      Changes in Ratings. After a security is purchased, it may cease to be rated or its rating may be reduced below the minimum required for purchase. Neither event will require an immediate sale of such security by a Portfolio provided that, when a security ceases to be rated, the Board of Trustees determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the Board finds that the sale of the security would not be in the Portfolio's best interest.

                             INVESTMENT RESTRICTIONS


      The Funds and the Portfolios are subject to a variety of investment restrictions. Certain of these restrictions are deemed fundamental, and may not be changed without the approval of the holders of a majority of a Fund's or a Portfolio's outstanding voting securities. A "majority of the outstanding voting securities" of a Fund or a Portfolio for this purpose means the lesser of (i) 67% of the shares of that Fund or that Portfolio represented at a meeting at which holders of more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund or the Portfolio. Whenever there is a vote on a change in the fundamental restrictions of a Portfolio or in a policy of a Portfolio which cannot be changed without a shareholder vote, the Trust will hold meetings of shareholders of the Funds that invest in that Portfolio and will vote each Fund's shares of a Portfolio as instructed by shareholders of that Fund. Each Fund's shares of a Portfolio will be voted for and against the proposed change in the same proportion as shares of that Fund are voted. As to shares of a Fund that are not voted by shareholders, the Fund will vote those shares in the same proportion as shares of that Fund's shareholders who give voting instructions are voted. Thus, shareholders of the Funds who do not vote will have no effect on the outcome of matters being voted upon by the Funds as investors in the Portfolio.


      As fundamental investment restrictions, the Funds and the Portfolios may not:

       (1) Purchase a security, other than a Government Security, if as a result of such purchase, more than 5% of the value of the Fund's or Portfolio's assets would be invested in the securities of any one issuer, or the Fund or Portfolio would own more than 10% of the voting securities, or of any class of securities, of any one issuer; provided that each Fund may invest all of its investable assets in another investment portfolio of the Trust or another fund that has the same investment objective and substantially the same investment policies as that Fund. (For purposes of this restriction, all outstanding indebtedness of an issuer is deemed to be a single class.)

      (2) Purchase a security, other than a Government Security, if as a result of such purchase 25% or more of the value of the Fund's or Portfolio's total assets would be invested in the securities of issuers engaged in any one industry; except that each of the Money Market Funds and the Money Market Portfolio may invest more than 25% of the value of its net assets in obligations of domestic banks, and provided that each Fund may invest all of its investable assets in another investment portfolio of the Trust or another fund that has the same investment objective and substantially the same investment policies as that Fund. The types of bank obligations in which the Money Market Funds and the Money Market Portfolio may invest include certificates of deposit, time deposits, bankers' acceptances and other obligations issued by domestic banks that are uninsured, direct obligations bearing fixed, floating or variable interest rates. The particular bank obligations in which the Money Market Funds and the Money Market Portfolio invest will be determined by the Investment Adviser based upon available yields and the credit-worthiness of the issuing bank.

      (3) Issue senior securities as defined by the Investment Company Act of 1940, as amended (the "1940 Act") or borrow money, except that the Funds and the Portfolios may borrow from banks for temporary extraordinary or emergency purposes (but not for investment) in an amount up to one-third of the value of their respective total assets (calculated at the time of the borrowing). Neither of the Funds nor any of the Portfolios may make additional investments while it has any borrowings outstanding. This restriction shall not be deemed to prohibit a Fund or a Portfolio from purchasing or selling securities on a when-issued or delayed delivery basis, or entering into repurchase agreements.

       (4) Purchase or sell commodities or commodity contracts, or real estate or interests in real estate (including limited partnership interests), except that the Funds and the Portfolios, to the extent not prohibited by other investment policies, may purchase and sell securities of issuers engaged in real estate activities and may purchase and sell securities secured by real estate or interests therein.

       (5) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of securities, a Fund or a Portfolio may be deemed to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

       (6) Make loans of money or securities, except through the purchase of permitted investments, including repurchase agreements.

       (7) Make short sales of securities or purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions.

       (8) Pledge, hypothecate, mortgage or otherwise encumber a Fund's or a Portfolio's assets, except as may be necessary to secure permitted borrowings. (Collateral and other arrangements incident to permissible investment practices are not deemed to be subject to this restriction.)

      The Funds and the Portfolios have the following additional investment restrictions which are not fundamental and may be changed by the Board of Trustees, without a vote of shareholders. Under these restrictions, the Funds and the Portfolios may not:

       (1) Make investments for the purpose of exercising control or management of another company.

       (2) Participate on a joint or joint and several basis in any trading account in securities.

       (3) With respect to the Government Money Market Portfolio and the Government Money Market Funds, purchase any illiquid securities, except that they may invest in repurchase agreements maturing in more than seven days provided that a Fund or a Portfolio may not enter into such a repurchase agreement if more than 10% of the value of its net assets would, as a result, be invested in repurchase agreements under which the Fund or the Portfolio does not have the right to obtain repayment in seven days or less.

      (4) With respect to the Money Market Portfolio and each of the Money Market Funds, purchase any illiquid securities, including repurchase agreements maturing in more than seven days, if as a result more than 10% of the value of the Fund's or the Portfolio's net assets would be invested in illiquid securities and such repurchase agreements under which the Fund or the Portfolio does not have the right to obtain repayment in seven days or less.

      (5) Invest in oil, gas or other mineral leases, rights, royalty contracts, or exploration or development programs.


      (6) Invest in warrants or rights.


      (7) Purchase the securities of another investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except insofar as each Fund may invest all of its investable assets in another portfolio of the Trust or another fund which has the same investment objective and substantially the same investment policies as that Fund.

      Unless otherwise specified, all percentage and other restrictions, requirements and limitations on investments set forth in this Statement of Additional Information, and those set forth in the Prospectuses, apply immediately after purchase of an investment, and subsequent changes and events do not constitute a violation or require the sale of any investment by a Portfolio or a Fund.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to the general supervision of the Board of Trustees, the Investment Adviser is responsible for decisions to buy and sell securities for the Portfolios and for the selection of dealers to effect those transactions. Purchases of securities for the Portfolios will be made from issuers, underwriters and dealers. Sales of securities will be made to dealers and issuers. The Portfolios do not normally incur brokerage commissions on transactions in the types of securities in which they invest. These transactions are generally traded on a "net" basis, with dealers acting as principal in such transactions. However, the price at which securities are purchased from and sold to dealers will usually include a spread which represents a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter (an underwriting concession).

           In placing orders for the purchase and sale of investments for the Portfolios, the Investment Adviser gives primary consideration to the ability of dealers to provide the most favorable prices and efficient executions on transactions. If such price and execution are obtainable from more than one dealer, transactions may be placed with dealers who also furnish research services to the Trust or the Investment Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of securities. These research services may be of benefit to the Investment Adviser or its affiliates in the management of accounts of other clients, or the accounts of the Investment Adviser and its affiliated companies, and may not in all cases benefit the Funds or the Portfolios. While such services are useful and important in supplementing the Investment Adviser's own research and facilities, the Investment Adviser believes the value of such services is not determinable and does not significantly reduce its expenses.

      The Investment Adviser serves as the investment adviser to other clients, including other series of the Trust, other investment funds and companies, and follows a policy of allocating investment opportunities and purchase and sale transactions equitably among its clients. In making such allocations, the primary factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, and the availability of cash for investment. This procedure may have an adverse effect on a client, including the Portfolios, in a particular transaction, but is expected to benefit all clients on a general basis.

      The Investment Adviser and its affiliates may invest in the same securities that are purchased for its clients. This at times may adversely affect the prices that can be obtained in transactions for the Portfolios or the availability of securities for purchase by the Portfolios. In the case of simultaneous orders to purchase or sell the same securities being handled by the Investment Adviser and involving a client account and the account of the Investment Adviser or one of its affiliates, client orders will be given preference so that client transactions will not be adversely affected by transactions being placed by the Investment Adviser for its own account or for the accounts of its affiliates. Investments made on behalf of the Investment Adviser or its affiliates are effected in transactions which are separate from any transactions for the accounts of clients in the same securities.

                                PURCHASING SHARES


      As described under "Purchasing Shares" in the Prospectuses, shares of the Funds are offered for sale, without a sales charge, at the net asset value per share next computed after receipt of a purchase order by Cadre Securities, Inc., as distributor of the Funds' shares (the "Distributor"). Net asset value is computed once daily for each Fund, on each day on which the Federal Reserve Bank of New York is open (each, a "Business Day"). See "Determination of Net Asset Value." The following shows the calculation of the offering price of shares of the Funds as of October 31, 1999:



                                                                      SHARES
                                          NET ASSETS                OUTSTANDING             OFFERING PRICE
                                          ----------                -----------             --------------

Cadre Liquid Asset Fund --
    U.S. Government Series               $  45,147,971             $  45,147,576                 $1.00
Cadre Liquid Asset Fund --
    Money Market Series                     36,414,905                36,414,905                 $1.00
Cadre Affinity Fund --
    U.S. Government Series                  24,956,085                24,956,085                 $1.00
Cadre Affinity Fund --
    Money Market Series                     49,511,758                49,511,758                 $1.00
SweepCash U.S. Government
    Money Market Fund                         N/A                       N/A                       N/A
SweepCash Money Market Fund                   N/A                       N/A                       N/A
Cadre Reserve Fund --
     U.S. Government Series                114,562,509               114,562,509                 $1.00
Cadre Reserve Fund --
     Money Market Series                    22,397,444                22,397,444                 $1.00



      Purchases by Check. Shares of the Funds may be purchased by check as described in the Prospectuses. If a check to purchase shares does not clear, the shares purchased may be redeemed by the Distributor and the investor will be responsible for any loss or expenses incurred by the Funds or the Distributor as a result of the redemption or non-clearance.

      Distribution Agreement. Cadre Securities, Inc. (the "Distributor") serves as the exclusive distributor of shares of the Funds pursuant to an amended and restated distribution agreement with the Trust dated as of June 17, 1998 (the "Distribution Agreement"). Pursuant to the Distribution Agreement, the Distributor is authorized to enter into selling agreements with securities dealers and other financial institutions for the distribution of shares. Shares of the Funds are available for purchase from the Distributor and from organizations which have entered into selling agreements. The Distributor may, from time to time, pay to such dealers and institutions, in connection with sales or the distribution of shares of the Funds, material compensation or promotional incentives, in the form of cash or other compensation. Such compensation and incentives are not paid by either of the Funds and will not be an expense of the Funds.

      The Board of Trustees, including a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of the Investment Adviser or the Distributor, as defined by the 1940 Act (the "Independent Trustees"), approved the Distribution Agreement at a meeting held in person on June 17, 1998. The Distribution Agreement will remain in effect for an initial term of two years and may be continued in effect from year to year thereafter if approved annually by the Board of Trustees, including a majority of the Independent Trustees, by vote cast in person at a meeting called for such purpose. The Distribution Agreement may be terminated at any time, without penalty, by either party upon 60 days' written notice and terminates automatically in the event of an "assignment" as defined by the 1940 Act and the rules thereunder. Under the Distribution Agreement, the Distributor is required to bear all of the costs associated with distribution of shares of the Funds, including the incremental cost of printing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of preparing, distributing and publishing sales literature and advertising materials. Certain of the Funds are authorized to bear expenses relating to the distribution of shares or the servicing of shareholder accounts, pursuant to a Rule 12b-1 plan. See "DISTRIBUTION PLAN for Cadre Affinity Fund -- U.S. Government Series, Cadre Affinity Fund -- Money Market Series, SweepCash U.S. Government Money Market Fund, and SweepCash Money Market Fund". In the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the 1933 Act.


     The Distributor is a wholly-owned subsidiary of Ambac Capital Corporation, which in turn is a wholly-owned subsidiary of Ambac Financial Group, Inc. The Distributor's address is 905 Marconi Avenue, Ronkonkoma, New York 11779.


    Distribution Plan for Cadre Affinity Fund -- U.S. Government Series and Cadre Affinity Fund -- Money Market Series. The Trust has adopted a distribution plan (the "Distribution Plan") pursuant to the provisions of Rule 12b-1 under the 1940 Act that applies to Cadre Affinity Fund -- U.S. Government Series and Cadre Affinity Fund -- Money Market Series. Each of those Funds makes monthly payments to the Distributor in an amount computed at the annual rate of 0.10% of the Fund's average daily net assets to compensate the Distributor for distribution related services it provides to the Fund and expenses that it bears in connection with the distribution of shares of the Fund. These expenses may include, but are not limited to, payments made to membership associations and other organizations (each, an "Organization") whose members purchase shares of the Fund and which provide certain services either to shareholders of the Fund or to the Distributor. The Distributor may also make payments to banks and brokerage firms that sell or make available shares of the Fund to customers for providing shareholder related services. These services may include, but are not limited to, maintaining regular contact with customers that have purchased shares of the Fund, answering customer inquiries concerning the Fund, receiving and transmitting to the Distributor applications from persons seeking to become shareholders of the Fund and transmitting purchase and redemption requests.

    The amount of payments made under the Distribution Plans for Cadre Affinity Fund -- U.S. Government Series and Cadre Affinity Fund - Money Market Series for the period May 3, 1999 through October 31, 1999 were as follows:


           Cadre Affinity Fund - U.S. Government Series         $14,027
           Cadre Affinity Fund - Money Market Series            $23,001

    Distribution Plan for SweepCash U.S. Government Money Market Fund and SweepCash Money Market Fund. The Trust has adopted a distribution plan (the "Distribution Plan") pursuant to the provisions of Rule 12b-1 under the 1940 Act that applies to SweepCash U.S. Government Money Market Fund and SweepCash Money Market Fund. Each of those Funds makes monthly payments to the Distributor in an amount computed at the annual rate of 0.25% of the Fund's average daily net assets to compensate the Distributor for distribution related services it provides to the Fund and expenses that it bears in connection with the distribution of shares of the Fund. These expenses may include, but are not limited to, payments made to membership associations and other organizations (each, an "Organization") whose members purchase shares of the Fund and which provide certain services either to shareholders of the Fund or to the Distributor. The Distributor may also make payments to banks and brokerage firms that sell or make available shares of the Fund to customers for providing shareholder related services. These services may include, but are not limited to, maintaining regular contact with customers that have purchased shares of the Fund, answering customer inquiries concerning the Fund, receiving and transmitting to the Distributor applications from persons seeking to become shareholders of the Fund and transmitting purchase and redemption requests.

    The Distribution Plans were approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined by the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plans ("Qualified Trustees"), at a meeting held in person on December 6, 1998, and were amended and continued by action of the Board of Trustees (including the vote of a majority of the Qualified Trustees) at a meeting held in person on December 15, 1999. The plans may be continued in effect from year to year provided that each such continuance is approved annually by a vote of both a majority of the Qualified Trustees and the Board of Trustees in the manner specified by Rule 12b-1 under the 1940 Act. The Distribution Plans require that the Distributor provide the Board of Trustees and that the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plans. In addition, the Distribution Plans provide that the selection and nomination of Qualified Trustees shall be committed to the discretion of those Trustees, who are not "interested persons" (as defined by the 1940 Act) of the Trust, then in office.

    A Distribution Plan may be terminated at any time as to any of the Funds by a vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting shares of the affected Funds (as defined by the 1940 Act). A Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of the holders of shares of the Funds involved and may not be materially amended in any other respect without a vote of the majority of both the Board of Trustees and the Qualified Trustees.

    Payments made by the Funds to the Distributor pursuant to the Distribution Plans are not directly tied to actual expenses incurred by the Distributor. Thus, the amount of payments made by a Fund during any year may be more or less than actual expenses relating to the Fund that are incurred by the Distributor. However, the Funds are not liable to pay any Fund related expenses incurred by the Distributor in excess of the amounts paid pursuant to a Distribution Plan.

    The Distribution Plans, as amended, were approved by the Board of Trustees based upon determinations that functions performed by the Distributor, Organizations and brokerage firms and banks should help to make the Funds more attractive to investors and to provide a greater scope and quality of services to shareholders. This, in turn, may foster the distribution of shares of the Funds and the growth of assets of the Funds to levels which permit the Funds to achieve and maintain certain expense economies and to maintain asset levels to permit the effective investment of the Funds' assets. For these reasons, the Board of Trustees determined that there is a reasonable likelihood that each Distribution Plan, as amended, will benefit each of the Funds covered by that Plan and their respective shareholders.

    The Trustees and officers of the Trust who are directors, officers or employees of the Distributor, or of any company affiliated with or controlling the Distributor, may be deemed to have a direct or indirect interest in the operation of the Distribution Plans.


                              SHAREHOLDER ACCOUNTS

      Cadre Financial Services, Inc., in its capacity as transfer agent for the Funds (the "Transfer Agent"), maintains one or more accounts for each shareholder reflecting the amount of full and fractional shares of the Funds the shareholder owns. Shareholders are sent confirmations of each account transaction, and monthly statements showing account balances. The Trust does not issue certificates for shares of the Funds.

      Sub-Account Services. Special procedures have been designed for investors wishing to open multiple accounts to meet requirements regarding the segregation of funds or for accounting convenience. Individual sub-accounts may be opened at any time by written advice or by filing forms supplied by the Transfer Agent. Procedures are available to identify sub-accounts by name and number.

      When sub-accounts have been established, the Transfer Agent provides written confirmations of transactions in sub-accounts. The Transfer Agent also provides monthly statements setting forth the share balance of and the dividends and other distributions paid to each sub-account for the current month, as well as for the year-to-date. Further information on this service is available from the Transfer Agent.

      Minimum Account Balance. Under the Declaration of Trust, the Trust has the right to redeem all shares of a Fund held by a shareholder if as a result of one or more redemptions the aggregate value of shares held in the shareholder's account is less than $1 million or such lesser dollar amount as may be specified by the Trustees, which lesser amount may be no greater than the then applicable minimum initial investment amount in the Fund. There is currently no minimum account balance required for the Funds, other than Cadre Reserve Fund - U.S. Government Series and Cadre Reserve Fund - Money Market Series. As described in the Prospectuses of Cadre Reserve Fund - U.S. Government Series and Cadre Reserve Fund - Money Market Series, the Trust may effect a redemption of shares of those Funds if, as a result of one or more redemptions, the balance of an account is less than $1 million. Accounts in the Funds, other than Cadre Reserve Fund - U.S. Government Series and Cadre Reserve Fund - Money Market Series are not presently subject to this redemption procedure because such funds do not presently impose a minimum initial investment requirement. However, an inactive account in the Funds other than Cadre Reserve Fund - U.S. Government Series and Cadre Reserve Fund - Money Market Series with no balance for a period of six months may be closed at the discretion of the Trust. The applicable procedures are described in the Prospectuses. The Trust is under no obligation to compel the redemption of any account.

                                REDEEMING SHARES

      Redemption proceeds are normally paid as described in the Prospectuses. However, the payment of redemption proceeds by the Funds or the Portfolios may be postponed for more than seven days or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on the New York Stock Exchange is restricted, (c) when an emergency exists as a result of which disposal by a Fund or a Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund to determine fairly the value of its net assets, or (d) during any other period when the Securities and Exchange Commission (the "SEC"), by order, so permits for the protection of shareholders. Applicable rules and regulations of the SEC will govern as to whether the conditions described in (b) or (c) exist. In addition, in the event that the Board of Trustees determines that it would be detrimental to the best interests of remaining shareholders of a Fund or to investors in a Portfolio to pay any redemption or redemptions in cash, a redemption payment by a Fund or a Portfolio may be made in whole or in part by a distribution in kind of portfolio securities, subject to applicable rules of the SEC. Any securities distributed in kind will be readily marketable and will be valued, for purposes of the redemption, in the same manner as such securities are normally valued in computing net asset value per share. In the unlikely event that shares are redeemed in kind, the redeeming shareholder would incur transaction costs in converting the distributed securities to cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act and is therefore obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90 day period for any one shareholder.

                               EXCHANGE PRIVILEGE

     As described under "Exchange Privilege" in each Fund's Prospectus, shareholders of each Fund may exchange their shares of that Fund for shares of one or more of the other Funds, based upon the relative net asset values per share of the Funds at the time the exchange is effected. The Funds currently do not impose any limitation on the frequency of exchanges, but may impose such limitations upon notice to shareholders.

                        DETERMINATION OF NET ASSET VALUE

     The Prospectuses describe the days on which the net asset value per share of the Funds are computed for purposes of purchases and redemptions of shares by investors, and also sets forth the times as of which such computations are made. Net asset value is computed once daily, nominally as of 4:00 p.m. (Eastern time), on each day on which the Federal Reserve Bank of New York is open. The Federal Reserve Bank of New York currently observes the following holidays: New Year's Day; Martin Luther King's Birthday (third Monday in January); Presidents' Day (third Monday in February); Memorial Day (last Monday in May); Independence Day; Labor Day (first Monday in September); Columbus Day (second Monday in October); Veterans Day; Thanksgiving Day (fourth Thursday in November); and Christmas Day.

      Net asset value is computed as of the closing time of the U.S. government securities markets on days when the Public Securities Association recommends an early closing of such markets. Early closings may occur the Fridays preceding the following holidays: Martin Luther King's Birthday, Presidents' Day, Memorial Day, Labor Day and Columbus Day, and the business days preceding the following holidays: Independence Day, Veterans Day, Thanksgiving Day, Christmas Day, and New Year's Day, and the Friday succeeding Thanksgiving Day.

      The value of a Portfolio's net assets (its securities and other assets, less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset values per share of the Funds are determined.

      In accordance with rules adopted by the SEC, the amortized cost method of valuation is used to determine the value of the investments held by each Portfolio. This method of valuation is used in seeking to maintain stable net asset values of $1.00 per share for the Portfolios and the Funds. However, no assurance can be given that the Portfolios or the Funds will be able to maintain stable share prices.


      Amortized cost involves valuing a security at its cost and amortizing any discount or premium over the period remaining until the maturity of the security. This method of valuation does not take into account unrealized capital gains and losses resulting from changes in the market values of the securities. The market values of debt securities purchased by a Portfolio will generally fluctuate as a result of changes in prevailing interest rate level and other factors.


     In order to use the amortized cost method of valuation, the Portfolios are required to maintain a dollar-weighted average portfolio maturity of 90 days or less, to purchase securities with remaining maturities of 397 days or less and to invest only in securities which have been determined by the Investment Adviser, under procedures adopted by the Board of Trustees, to present minimal credit risks and to be of eligible credit quality under applicable regulations. In addition, procedures have been adopted by the Board of Trustees which are designed to stabilize, to the extent reasonably possible, the prices of shares of the Portfolios and the Funds as computed for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine whether the net asset value per share calculated by using available market quotations deviates from the net asset value per share of $1.00 computed by using the amortized cost method. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be taken. The Board of Trustees will take such action as it deems appropriate to eliminate or to reduce, to the extent reasonably practicable, any material dilution or other unfair results which might arise from differences between the two valuation methods. Such action may include selling instruments prior to maturity to realize capital gains or losses or to shorten average maturity, redeeming shares in kind, withholding dividends, paying distributions from capital gains, or utilizing a net asset value per share based upon available market quotations.

                                      TAXES

      It is the policy of the Trust to distribute each fiscal year substantially all of each Fund's net investment income and net realized capital gains, if any, to shareholders. The Trust intends that the Funds will each qualify as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, a Fund will not be subject to federal income tax on that part of its net investment income and net realized capital gains which it distributes to its shareholders. To qualify for such tax treatment, a Fund must generally, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments received with respect to loans of stock and securities, and gains from the sale or other disposition of stock or securities and certain related income; and (b) diversify its holdings so that at the end of each fiscal quarter (i) 50% of the market value of the Fund's assets is represented by cash, Government Securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets or 10% of the voting securities of any issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than Government Securities). Each Portfolio has elected to be treated as a partnership for federal income tax purposes and therefore believes that it will not be required to pay any federal or state income or excise taxes.

      The Code requires regulated investment companies to pay a nondeductible 4% excise tax to the extent they do not distribute 98% of their ordinary income, determined on a calendar year basis, and 98% of their capital gains, determined on an October 31 year end. The Trust intends to distribute the income and capital gains of the Funds in the manner necessary to avoid imposition of the 4% excise tax by the end of each calendar year.

      Dividends of the Funds declared in October, November or December and paid the following January will be taxable to shareholders as if received on December 31 of the year in which they are declared.

                     INVESTMENT ADVISORY AND OTHER SERVICES


     The Investment Adviser, a Delaware corporation, with offices at 905 Marconi Avenue, Ronkonkoma, New York 11779, is a wholly-owned subsidiary of Ambac Capital Corporation which, in turn, is a wholly-owned subsidiary of Ambac Financial Group, Inc. ("Ambac"). Through its subsidiaries, Ambac is a leading insurer of municipal and structured finance obligations and a provider of investment contracts, interest rate swaps, and investment advisory and administration services to states, municipalities, and municipal authorities. Ambac is a publicly held company whose shares are traded on the New York Stock Exchange.


      Investment Advisory Agreement. Pursuant to an investment advisory agreement with the Trust dated June 17, 1998 (the "Advisory Agreement"), the Investment Adviser manages the investment of the assets of the Portfolios, and places orders for the purchase and sale of investments for the Portfolios. The Investment Adviser also provides or furnishes, at its own expense, such office space, facilities, equipment, clerical help, and other personnel and services as may reasonably be necessary to render the services under the Advisory Agreement. In addition, the Investment Adviser provides all necessary administrative services to the Portfolios, and pays the salaries of officers of the Trust and any fees and expenses of Trustees of the Trust who are also officers, directors or employees of the Investment Adviser, or who are officers or employees of any company affiliated with the Investment Adviser, and bears the cost of telephone service, heat, light, power and other utilities associated with the services it provides. As compensation for services rendered and expenses assumed by the Investment Adviser, the Advisory Agreement provides for the payment by each Portfolio of a monthly fee to the Investment Adviser, which fee is calculated daily and computed at the annual rate of 0.06% of the net assets of the Government Money Market Portfolio and at the annual rate of 0.08% of the net assets of the Money Market Portfolio. As investors in the Portfolios, the Funds and their shareholders indirectly bear this fee.

      Prior to December 21, 1998, Cadre Liquid Asset Fund - U.S. Government Series invested its assets directly in money market instruments and did not invest in the Government Money Market Portfolio.


      Investment Advisory fees payable to the Investment Adviser by each of the Funds (including each Fund's share of investment advisory fees payable by the Portfolios) pursuant to the investment advisory agreement that was in effect for each period shown below were as follows:


                                                                                              REIMBURSED
                                                              FEES PAYABLE    FEES WAIVED     EXPENSES
                                                              ------------    -----------     --------
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
For the fiscal year ended October 31, 1997                    $ 157,391       $119,029        $  70,147
For the fiscal year ended October 31, 1998                    $ 160,337       $      0        $       0
For the fiscal year ended October 31, 1999                    $  46,411       $      0        $  36,348

CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
May 3, 1999 (commencement of operations)
through October 31, 1999                                      $  15,503       $      0        $  49,221

CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
May 3, 1999 (commencement of operations)
through October 31, 1999                                      $   8,423       $      0         $  39,150

CADRE AFFINITY FUND - MONEY MARKET SERIES
May 3, 1999 (commencement of operations)
through October 31, 1999                                      $  18,382       $      0         $  29,610

CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
January 5, 1999 (commencement of operations)
through October 31, 1999                                      $  45,843       $      0         $106,236

CADRE RESERVE FUND - MONEY MARKET SERIES
May 19, 1999 (commencement of operations)
through October 31, 1999                                      $   2,880      $      0         $  54,177


      The SweepCash U.S. Government Money Market fund and SweepCash Money Market funds have not commenced operations as of the date of this Statement of Additional Information.


      The Advisory Agreement requires that the Investment Adviser use its best efforts in the supervision and management of the investment activities of the Portfolios and in providing services, and provides that the Adviser shall not be liable to the Trust, the Portfolios or shareholders for any error in investment judgment, or in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its obligations hereunder, for any mistake of law or for any act or omission by the Adviser. The Advisory Agreement in no way restricts the Investment Adviser from acting as investment adviser to others.

      The Advisory Agreement was approved by the Board of Trustees, including a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of the Investment Adviser, for an initial term expiring June 17, 2000 at a meeting held in person on June 17, 1998. The Advisory Agreement was also approved by the shareholders of Cadre Liquid Asset Fund - U.S. Government Series, the then sole operating series of the Trust, on October 30, 1998. The Agreement may be continued in effect from year to year after its initial term upon the approval of the holders of shares of each Portfolio or the approval of the Board of Trustees. In seeking such approval by the holders of shares of each Portfolio, each of the Funds will seek instructions from its shareholders as to how that Fund's shares of the applicable Portfolio will be voted and will vote its shares of that Portfolio in accordance with those instructions. Similar instructions will also be sought by any other series of the Trust and by each other registered investment company that may invest its assets in a Portfolio. In the case of certain other investment funds that invest in a Portfolio, such funds may vote their shares of that Portfolio either in accordance with the same procedures or in the same proportion as the shares of other holders of shares of such Portfolio are voted. Each annual continuance of the Advisory Agreement also requires approval by a vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such continuance. The Advisory Agreement may be terminated at any time, without penalty, on sixty days' written notice by the Board of Trustees of the Trust, by vote of the holders of a majority (as defined in the 1940 Act) of the outstanding securities of a Portfolio, or by the Investment Adviser. The Advisory Agreement provides for its automatic termination in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

      The Trust has acknowledged that the name "Cadre" is a property right of the Investment Adviser and other affiliates of Ambac Financial Group, Inc., and has agreed that the Investment Adviser and its affiliated companies may use and permit others to use that name. If the Advisory Agreement is terminated, the Trust may be required to cease using the name Cadre as part of its name or the name of any series of the Trust unless otherwise permitted by Ambac Financial Group, Inc. or any successor to its interest in such name.

      Administration Agreement. The Investment Adviser provides administration services to the Funds, pursuant to an administration agreement with the Trust dated August 1, 1997, as amended on November 1, 1998 (the "Administration Agreement"). Pursuant to the Administration Agreement, the Investment Adviser provides the Funds with various administrative services required in connection with the operations of the Trust and the Funds. These services include, among other things: accounting services and the maintenance of required books and records, valuation of assets and the calculation of the net asset values per share of the Funds, preparation of financial statements and regulatory filings, tax assistance in the preparation and review of tax returns, monitoring of investment compliance and the preparation of materials for meetings of the Board of Trustees and shareholders. Under the Administration Agreement, the Investment Adviser is required to provide persons affiliated with the Investment Adviser to serve as officers of the Trust and to maintain such office facilities as necessary to provide the administrative services it furnishes to the Trust. The Prospectuses contain a description of the fees payable to the Investment Adviser under the Administration Agreement.


      The Administration Agreement has a term expiring August 1, 2000, and may be continued in effect from year to year thereafter if such continuance is approved annually by the Board of Trustees, including the vote of a majority of the Independent Trustees. The Administration Agreement terminates automatically in the event of its "assignment," as defined by the 1940 Act and the rules thereunder, and may be terminated by either party without penalty on not less than 60 days' written notice. The agreement also provides that neither the Investment Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the Investment Adviser's performance of its obligations and duties under the agreement, except for those resulting from its willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its duties.


      Under the Administration Agreement, the Investment Adviser has agreed to pay or absorb the operating expenses of each Fund (including any fees or expense reimbursements payable to the Investment Adviser or any affiliate of the Investment Adviser pursuant to such Agreement or any other agreement, but excluding interest, taxes, brokerage commissions, litigation expenses and extraordinary expenses of each Fund) ("Operating Expenses"), and including each Fund's share of the Operating Expenses of the Portfolio in which the Fund invests, which exceed in the aggregate the following per annum rates as a percentage of a Fund's average daily net assets (the "Expense Limitation"):

                                                EXPENSE LIMITATION
                                               (% OF A FUND'S AVERAGE
           NAME OF FUND                          DAILY NET ASSETS)
           ------------                          -----------------

Cadre Liquid Asset Fund -
      U.S. Government Series                             0.45%
Cadre Liquid Asset Fund -
      Money Market Series                                0.47%
Cadre Affinity Fund -
      U.S. Government Series                             0.55%
Cadre Affinity Fund -
      Money Market Series                                0.57%
SweepCash U.S. Government
      Money Market Fund                                  0.65%
SweepCash Money Market Fund                              0.67%
Cadre Reserve Fund -
      U.S. Government Series                             0.20%
Cadre Reserve Fund -
      Money Market Series                                0.22%



      The Expense Limitation will remain in effect as to each Fund unless and until the Board of Trustees of the Trust approves its modification or termination; provided, however, that the Expense Limitation will terminate as to a Fund in the event that any agreement now in effect between the Trust on behalf of such Fund and the Investment Adviser (or any affiliate of the Investment Adviser) (including for this purpose any agreement between the Trust, on behalf of any series of the Trust in which such Fund invests substantially all of its assets, and the Investment Adviser or any affiliate of the Investment Adviser) is terminated by the Trust without the consent of the Investment Adviser or the Investment Adviser affiliate that is a party to such agreement.


      The Trust, on behalf of each Fund subject to the Expense Limitation, will carry forward, and has agreed to reimburse the Investment Adviser for, any Operating Expenses of such Fund in excess of the Expense Limitation that are paid or assumed by the Investment Adviser pursuant to the agreement set forth in the paragraph above, regardless of the year in which such excess expenses were incurred. This reimbursement will be made as promptly as possible, and to the maximum extent permissible, without causing the Operating Expenses of the applicable Fund for any year to exceed the Expense Limitation. This agreement of the Trust to reimburse the Investment Adviser for excess expenses of any Fund paid or absorbed by the Investment Adviser will terminate in the event the Investment Adviser or any affiliate of the Investment Adviser terminates any agreement now in effect between the Trust on behalf of such Fund and the Investment Adviser (or any affiliate of the Investment Adviser) (including for this purpose any agreement between the Trust, on behalf of any series in which such Fund invests substantially all of its assets, and the Investment Adviser or any affiliate of the Investment Adviser) without the consent of the Trust.


      Administration fees payable to the Administrator by each of the Funds pursuant to the administrative agreement that was in effect for each period shown below were as follows:



                                                              FEES PAYABLE          FEES WAIVED
                                                              ------------          -----------
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
For the period November 1, 1996 through July 31, 1997(1)      $   44,753             $       0
For the period August 1, 1997 through October 31, 1997        $   36,303             $  18,551
For the fiscal year ended October 31, 1998                    $  106,892             $  64,727
For the fiscal year ended October 31, 1999                    $  101,568             $  24,064

CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
For the fiscal year ended October 31, 1999                    $   36,830             $  36,830

CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
For the fiscal year ended October 31, 1999                    $   26,651             $  26,651

CADRE AFFINITY FUND - MONEY MARKET SERIES
For the fiscal year ended October 31, 1999                    $   43,702             $  36,349

CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
For the fiscal year ended October 31, 1999                    $   73,618             $  73,618

CADRE RESERVE FUND - MONEY MARKET SERIES
For the fiscal year ended October 31, 1999                    $    3,601             $   3,601




The SweepCash U.S. Government Money Market Fund and SweepCash Money Market Funds have not commenced operations as of the date of this Statement of Additional Information.


      Transfer Agent Agreement. The Investment Adviser serves as the transfer agent of the Funds and the Portfolios pursuant to the terms of an amended transfer agent agreement dated November 2, 1998. Each of the Funds pays fees to the Investment Adviser for transfer agency services. With respect to each Fund these fees are computed at the annual rate of 0.05% of the first $250 million of such Fund's net assets, 0.04% on the next $750 million of net assets, and 0.03% of net assets exceeding $1 billion. No fee is paid by the Portfolios for transfer agent services.




------------------
(1) These fees werre paid to the former administrator of the Trust, which is not affiliated with the Investment Adviser.

      Fees payable to the Investment Adviser for transfer agent services for the periods shown below were as follows:


                                                               FEES PAYABLE          FEES WAIVED
                                                               ------------          -----------
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
August 1, 1997 through October 31, 1997                        $18,152                $  9,276
For the fiscal year ended October 31, 1998                     $53,446                $      0
For the fiscal year ended October 31, 1999                     $29,944                $      0

CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
For the fiscal year ended October 31, 1999                     $ 9,692                $  5,288

CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
For the fiscal year ended October 31, 1999                     $ 7,013                $  7,013

CADRE AFFINITY FUND - MONEY MARKET SERIES
For the fiscal year ended October 31, 1999                     $11,500                $      0

CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
For the fiscal year ended October 31, 1999                     $36,809                $ 36,809

CADRE RESERVE FUND - MONEY MARKET SERIES
For the fiscal year ended October 31, 1999                     $ 1,800                $  1,800

The SweepCash U.S. Government Money Market Fund and SweepCash Money Market Funds have not commenced operations as of the date of this Statement of Additional
Information.



                              TRUSTEES AND OFFICERS

      The Board of Trustees has the overall responsibility for monitoring the operations of the Trust, the Funds and the Portfolios and for supervising the services provided by the Investment Adviser and other organizations. The officers of the Trust are responsible for managing the day-to-day operations of the Trust and the Funds.

      Set forth below is information with respect to each of the Trustees and officers of the Trust, including their principal occupations during the past five years.

NAME, POSITION WITH TRUST,              PRINCIPAL OCCUPATIONS
   AGE AND ADDRESS                      DURING LAST FIVE YEARS
   ---------------                      ----------------------


*William T. Sullivan, Jr.              Chairman and Chief Executive Officer,
Trustee, Chairman, CEO and             Cadre Financial Services, Inc. and Cadre
President, 54                          Securities, Inc. (brokerage services)
905 Marconi Avenue                     Ronkonkoma, NY 11779

*David L. Boyle                        Vice Chairman of Ambac Financial
Trustee, 52                            Group, Inc. Prior to joining Ambac,
Ambac Financial Group, Inc.            Managing Director
One State Street                       of Worldwide Services,
New York, New York 10004               Citibank, N.A.

Harvey A. Fein                         Chief Financial Officer, Molina
Trustee, 53                            Medical Centers; formerly, independent
2238 Glendon Avenue                    financial consultant (1994-1995) and
Los Angeles, California 90064          Director of Finance, Blue Cross of
                                       California - Wellpoint Health Networks

Michael P. Flanagan                    County Superintendent of Schools,
Trustee, 50                            Wayne Regional Educational Services
8975 Tamarack Court                    Agency, adjunct professor, Wayne State
Plymouth, MI 48170                     University; County Library Board, Wayne
                                       County, Michigan; Governor's Reading
                                       Council, State of Michigan

Russell E. Galipo                      Vice President and Manager of Shawmut
Trustee, 67                            Bank CT., N.A. from 1973 to 1994
4538 Alpine Drive
Lakeland, Florida  33801-0502

*C. Roderick O'Neil                    Chairman, O'Neil Associates (investment
Trustee, 69                            and financial consulting firm); Director,
375 Park Avenue                        Ambac Financial Group, Inc., Ambac
Suite 2602                             Assurance Corporation, Fort Dearborn
New York, New York  10152              Income Securities, Inc. and Beckman
                                       Instruments, Inc.; Trustee,  Memorial
                                       Drive Trust (finance)

William J. Reynolds                    Retired
Trustee, 76
51 Fox Run Court
Newington, CT 06111

Don Irvin Tharpe                      Executive Director, Association of School
Trustee, 46                           Business Officials International;
3105 Franklins Way                    formerly, Chairman and Trustee,
Herndon, Virginia 22071               Investment Services for Education Trust

Anne G. Gill, Esq.                    First Vice President
Secretary, 36                         Corporate Secretary and
One State Street Plaza                Assistant General Counsel
New York, New York 10004              Ambac Financial Group, Inc.

Linda Cassesse                        Registration Manager of Cadre Financial
Assistant Secretary, 47               Services, Inc. and Cadre Securities Inc.;
905 Marconi Avenue                    from 1995 to 1997 assisted New York City
Ronkonkoma, NY 11779                  Marshall Henry Daley; 1990 to 1995
                                      Registration Manager Lanborn Asset
                                      Management.

Peter Poillon                         First Vice President and Corporate
Treasurer, 40                         Controller Ambac Financial Group, Inc.
One State Street Plaza
New York, New York 10004

* Trustee who is an "interested person" of the Trust, as defined in the 1940 Act.

      Except as otherwise indicated above, the address of each Trustee and officer of the Trust is 905 Marconi Avenue, Ronkonkoma, New York 11779. Mr. Sullivan, Mr. Boyle, and Mr. O'Neil are Trustees who are "interested persons" of the Trust, as defined in the 1940 Act, by virtue of their affiliations with the Investment Adviser or companies affiliated with the Investment Adviser.


      Trustees who are not employees of the Investment Adviser or one of its affiliated companies are paid fees by the Trust. Such Trustees are paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. If such Trustees serve as members of the Audit Committee or the Nominating Committee they receive an attendance fee of $750 for each Audit Committee and Nominating Committee meeting they attend, with the Chairman of the Audit Committee and the Chairman of the Nominating Committee receiving an additional $1,000 annual fee. The Audit Committee is comprised of three of the Independent Trustees. The Nominating Committee is also comprised of three Independent Trustees. Officers of the Trust receive no compensation from the Trust. All Trustees who are not employees of the Investment Adviser or its affiliated companies are reimbursed for reasonable out-of-pocket expenses incurred in connection with the performance of their responsibilities, including travel related expenses. As of the date of this Statement of Additional Information, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Trust and the Fund.

      The following table sets forth certain information regarding the compensation received by the Trustees of the Trust for the fiscal year ended October 31, 1999.




                               COMPENSATION TABLE

                                                         PENSION OR
                                                         RETIREMENT                    TOTAL
                                 AGGREGATE                BENEFITS                 COMPENSATION
                               COMPENSATION            ACCRUED AS PART            FROM TRUST PAID
NAME OF PERSON                  FROM TRUST            OF FUND EXPENSES               TO TRUST
--------------                  ----------            ----------------               --------
David L. Boyle                $          0                  $   0              $            0

Harvey A. Fein                           0                      0                           0

Michael P. Flanagan                      0                      0                           0

Russell E. Galipo                   11,250                      0                      11,250

Don Gray                                 0                      0                          0

C. Roderick O'Neil                   8,000                      0                       8,000

William J. Reynolds                  9,500                      0                       9,500

William T. Sullivan, Jr.                 0                      0                           0

Don I. Tharpe                            0                      0                           0


                                    EXPENSES


      All expenses of the Trust, the Funds and the Portfolios not expressly assumed by the Investment Adviser or the Distributor are paid by the Trust. The Funds bear pro rata portions of the expenses of the Trust and the Portfolios. Expenses borne by the Trust, the Funds and the Portfolios include, but are not limited to: fees for investment advisory and administration services, the fees and expenses of any registrar, custodian, accounting agent, transfer agent or dividend disbursing agent; brokerage commissions; taxes; registration costs of the Trust and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses and supplements thereto to shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Adviser or any affiliate of the Investment Adviser; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing shares of the Trust; fees and expenses of legal counsel; fees and expenses of the Trust's independent auditors; membership dues of industry associations; interest on Trust borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Trust which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto). As described under "Investment Advisory and Other Services -- Administration Agreement," the Investment Adviser has agreed to pay or absorb certain expenses of the Funds and the Trust, on behalf of the Funds, has agreed to reimburse the Investment Adviser for amounts paid or absorbed pursuant to this agreement, subject to certain conditions and limitations.


                             PERFORMANCE INFORMATION


      Calculation of Yield. The Funds may publish quotations of "current yield" and "effective yield" in advertisements, sales materials and shareholder reports. Current yield is the simple annualized yield for an identified seven calendar day period. This yield calculation is based on a hypothetical account having a balance of exactly one share of a Fund at the beginning of the seven-day period. The base period return is the net change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares but excluding any capital changes. Yield will vary as interest rates and other conditions change. The seven-day yield and seven-day effective yield for each of the Funds as of October 31, 1999 were as follows:

                                                  SEVEN-DAY           EFFECTIVE
                                                  ---------           ---------

Cadre Liquid Asset Fund - U.S. Government Series    4.95%               5.07%
Cadre Liquid Asset Fund - Money Market Series       5.12%               5.25%
Cadre Affinity Fund - U.S. Government Series        4.86%               4.98%
Cadre Affinity Fund - Money Market Series           5.02%               5.15%
Cadre Reserve Fund - U.S. Government Series         5.23%               5.36%
Cadre Reserve Fund - Money Market Series            5.36%               5.51%


Yields also depend on the quality, length of maturity and type of instruments held and operating expenses of the Fund. For the fiscal year ended October 31, 1999, the Investment Adviser had voluntarily agreed to waive its fees and to reimburse certain expenses of each Fund. The yield of each series quoted above reflects the effect of this fee waiver and reimbursement of expenses without which the yield would have been lower.

      Effective yield is computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.


     Effective yield = [(base period return + 1)365/7 ]-1

      Calculation of Total Return. The Funds may also disseminate quotations of their average annual total return and other total return data from time to time. Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. In making these computations, all dividends and distributions are assumed to be reinvested and all applicable recurring and non-recurring expenses are taken into account. The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical investment amount, for various periods.


      Total return quotations will be computed in accordance with the following formula, except that as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted:



            P(1+T) = ERVn

Where:      P =  a hypothetical initial payment of $1,000
            T =  average annual total return
            n =  number of years
          ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the period.

Actual annual or annualized total return data generally will be lower than average annual total return data because the average rates of return reflect compounding of return. Aggregate total return data, which is calculated according to the following formula, generally will be higher than average annual total return data because the aggregate rates of return reflect compounding over longer periods of time:

                              ERV - P
                              -------
                                 P

Where:      P   = a hypothetical initial payment of $1,000.
            ERV = ending redeemable value of a hypothetical $1,000
                  payment made at the beginning of the period.

      Yield and total return quotations are based upon the historical performance of the Funds and are not intended to indicate future performance. The yield and total return of the Funds fluctuate and will depend upon not only changes in prevailing interest rates, but also upon any realized gains and losses and changes in the Funds' expenses.

                               GENERAL INFORMATION


      Organization. The Trust is a Delaware business trust that was organized on June 27, 1995 as Ambac Treasurers Trust. On June 10, 1997, the Trust changed its name to Cadre Institutional Investors Trust.

      Description Of Shares. Interests in the Funds are represented by shares of beneficial interest, $.001 par value. The Trust is authorized to issue an unlimited number of shares, and may issue shares in series, with each series representing interests in a separate portfolio of investments (a "series"). As of the date of this Statement of Additional Information, there were ten series of the Trust: Government Money Market Portfolio; Money Market Portfolio; Cadre Liquid Asset Fund - U.S. Government Series; Cadre Liquid Asset Fund Money Market Series; Cadre Affinity Fund - U.S. Government Series; Cadre Affinity Fund - Money Market Series; SweepCash U.S. Government Money Market Fund; SweepCash Money Market Fund; Cadre Reserve Fund - U.S. Government Series; and Cadre Reserve Fund - Money Market Series. Shares of the Government Money Market Portfolio and the Money Market Portfolio may be held only by other series of the Trust (including the Funds) and by certain other investment funds.


      Each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund, without any priority or preference over other shares. All consideration received from the sale of shares of a particular Fund, all assets in which such consideration is invested, and all income, earnings and profits derived therefrom are allocated to and belong to that Fund. As such, the interest of shareholders in each Fund is separate and distinct from the interest of shareholders of the other Funds, and shares of a Fund are entitled to dividends and distributions only out of the net income and gains, if any, of that Fund as declared by the Board of Trustees. The assets of each Fund and each other series of the Trust (including the Portfolios) are segregated on the Trust's books and are charged with the expenses and liabilities of that Fund or series; a pro rata share of the general expenses and liabilities of the Trust not attributable solely to any particular series; and, in the case of the Funds which invest in a Portfolio, a pro rata share of the expenses and liabilities of the applicable Portfolio. The Board of Trustees determines those expenses and liabilities deemed to be general expenses and liabilities of the Trust, and these items are allocated among Funds and other series of the Trust in a manner deemed fair and equitable by the Board of Trustees in its sole discretion.


      As of February 14, 2000, Ambac Assurance Corporation, a wholly-owned subsidiary of Ambac Financial Group, Inc., may be deemed to control the Cadre Reserve Fund - Money Market Series by virtue of owning more than 25% of the outstanding shares of the series. Ambac Assurance Corporation, currently holds 40.27% of the outstanding shares in the aforementioned series. Consequently, Ambac Financial Group, Inc., the parent corporation of Ambac Assurance Corporation, may be deemed to control the Cadre Reserve Fund - Money Market Series by virtue of owning all of the outstanding shares of Ambac Assurance Corporation. These control relationships will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the series. Through the exercise of voting rights with respect to shares of the series, the controlling persons set forth above may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders is required. Ambac Financial Group, Inc. of One State Street Plaza, New York, NY 10004 is organized under the laws of the State of Delaware.

      As of February 14, 2000, the City of Bridgeport, Connecticut, may be deemed to control the Cadre Reserve Fund - U.S. Government Series by virtue of owning more than 25% of the outstanding shares of the series. The City of Bridgeport currently holds 25.55% of the outstanding shares in aforementioned series. This control relationship will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the series. Through the exercise of voting rights with respect to shares of the series, the controlling persons set forth above may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders is required. The City of Bridgeport is recognized as a corporation under the laws of Connecticut. Its address is as follows: 45 Lyons Terrace, Bridgeport, CT 06604.

      As of February 14, 2000, Illinois Municipal League Risk Management Association at P.O. Box 5180, Springfield, IL may be deemed to control the Cadre Affinity Fund - U.S. Government Series by virtue of owning more than 25% of the outstanding shares of the series. Illinois Municipal League Risk Management Association currently holds 32.18% of the outstanding shares in the Affinity Fund - U.S. Government Series. This control relationship will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the series. Through the exercise of voting rights with respect to shares of the series, the controlling persons set forth above may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders is required.

      As of February 14, 2000, the following entities owned of record or are known by the Trust to own beneficially 5% or more of the outstanding shares of Cadre Liquid Asset Fund - U.S. Government Series:

           Town of Suffield                             12.86%
           Treasurer's Office
           83 Mountain Road
           Suffield, CT 06078

           City of Reading                              10.58%
           Treasury Department
           815 Washington Street
           Reading, PA 19601-3690

           Town of Bethel                                8.89%
           P.O. Box 274
           Bethel, CT 06801

           Lower Allen Township                          6.74%
           1993 Hummel Avenue
           Camp Hill, PA 17011

           Lower Southhampton Township                   5.83%
           1500 Desire Avenue
           Feasterville Trevose, PA 19053

           Town of East Haven                            5.78%
           250 Main Street
           East Haven, CT 06512

           City of Norwalk                               5.72%
           125 East Avenue
           Norwalk, CT 06856

           Sequoia Healthcare District                   5.08%
           170 Alameda De Las Pulgas
           Room 114
           Redwood City, CA 94062

    As of February 14, 2000, the following entities owned of record or are known by the Trust to own beneficially 5% or more of the outstanding shares of Cadre Liquid Asset Fund - Money Market Series:

         Sharp Community                                19.91%
         Medical Group
         8695 Spectrum Center Court
         San Diego, CA 92123-1489

         Community Hospital                             15.89%
         of the Monterey Peninsula
         P.O. Box HH
         Monterey, CA 93942-108599

         Chinese Hospital Association                   13.54%
         845 Jackson Street
         San Francisco, CA 94133

         CA Breast Cancer                                6.28%
         Treatment Program
         845 Jackson Street
         San Francisco, CA 94133

         CA Breast Cancer                                6.28%
         Treatment Program
         1625 East Shaw Avenue
         Suite 155
         Fresno, CA 93710

    As of February 14, 2000, the following entities owned of record or are known by the Trust to own beneficially 5% or more of the outstanding shares of Cadre Affinity Fund - U.S. Government Series:

         Illinois Municipal League Risk                 32.18%
         Management Association
         P.O. Box 5180
         Springfield, IL 62705

         Grayson County                                 13.46%
         Board of Education
         P.O. Box 4009
         Litchfield, KY 42755

         Madison County
         School  System                                 13.33%
         329 Kingston Big Hill Road
         Berea, KY 40403

         City of Ottawa                                  8.18%
         301 W. Madison Street
         Ottawa, IL 61350

    As of February 14, 2000, the following entities owned of record or are known by the Trust to own beneficially 5% or more of the outstanding shares of Cadre Affinity Fund - Money Market Series:

         Talbert Medical Group, Inc.                    21.54%
         1665 Scenic Avenue
         Costa Mesa, CA 92626

         Molina Medical Centers, Inc.                   18.30%
         One Golden Shore Drive
         Long Beach, CA 90802

         Physician Association                          10.98%
         Greater San Gabriel Valley
         P.O. Box 6027
         Pasadena, CA 91102

         Medical Pathways                                6.32%
         Management Corporation
         12750 Center Court Drive
         Suite 480
         Cerritos, CA 90703

         McKenna & Associates                            5.40%
         Care Insurance Services, Inc.
         3501 North Jamboree Road
         Suite 3500
         Newport Beach, CA 92660

      As of February 14, 2000, the following entities owned of record or are known by the Trust to own beneficially 5% or more of the outstanding shares of Cadre Reserve Fund - U.S. Government Series:

         City of Bridgeport                             25.55%
         45 Lyons Terrace
         Bridgeport, CT 06604

         Ambac Financial Group, Inc.                    16.53%
         1 State Street Plaza
         New York, NY 10004

         Town of Suffield                               15.35%
         83 Mountain Road
         Suffield, CT 06078

         Municipality of                                12.71%
         Bethel Park
         5100 W. Library Avenue
         Bethel Park, PA 15102

         City of Harvey                                 10.58%
         1530 Broadway
         Harvey, IL  60426

         Town of North Haven                             8.44%
         18 Church Street
         North Haven, CT 06473

    As of February 14, 2000, the following entities owned of record or are known by the Trust to own beneficially 5% or more of the outstanding shares of Cadre Reserve Fund - Money Market Series:

         Ambac Assurance Corporation(1)                 40.27%
         1 State Street Plaza
         New York, NY 10004

         Teamsters Benefit Trust                        13.80%
         c/o Lipman Insurance Admin.
         P.O. Box 5820
         Fremont, CA 94538

         Union Charter Township                          9.57%
         2010 South Lincoln Road
         Mount Pleasant, MI 48858-903610

         Molina Medical Centers, Inc.                    7.84%
         One Golden Shore Drive
         Long Beach, CA 90802-4202


_________________
(1) Ownership percentage includes indirect ownership of the shares of the series owned by subsidiaries of Ambac Assurance Corporation, such as Connie Lee Insurance Corporation.

         Kalamazoo County                                6.72%
         201 W. Kalamazoo Avenue
         Kalamazoo, MI 49007

         Van Buren County                                5.64%
         212 E. Paw Paw Street
         Paw Paw, MI 49079

      The Portfolios. The Portfolios are organized as separate series of the Trust. Investors in the Portfolios may include the Funds and other series of the Trust, other registered investment companies (or series thereof), and certain other types of investment funds. Each investor in the Portfolios, including the Funds, may add to or reduce its investment in the Portfolios on each Business Day. At 4:00 p.m. Eastern time on each such Business Day, the net asset value per share of a Portfolio is determined. On days for which the Public Securities Association recommends an early closing of the U.S. government securities markets, the computation of net asset value per share will be made as of such earlier closing time, rather than as of 4:00 p.m.

      Trustee and Officer Liability. Under the Trust's Declaration of Trust and its By-Laws, and under Delaware law, the Trustees, officers, employees and agents of the Trust are entitled to indemnification under certain circumstances against liabilities, claims and expenses arising from any threatened, pending or completed action, suit or proceeding to which they are made parties by reason of the fact that they are or were such Trustees, officers, employees or agents of the Trust, subject to the limitations of the 1940 Act which prohibit indemnification which would protect such persons against liabilities to the Trust or its shareholders to which they would otherwise be subject by reason of their own bad faith, willful misfeasance, gross negligence or reckless disregard of duties.

      Shareholder Liability. Under Delaware law, shareholders of the Fund could, under certain circumstances, be held personally liable for the obligations of the Trust but only to the extent of the shareholder's investment. However, the Declaration of Trust disclaims liability of shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.

     Independent Auditors. KPMG LLP, 757 Third Avenue, New York, New York 10017, are the independent auditors of the Trust. The independent auditors are responsible for auditing the financial statements and prepare the tax returns of the Funds and the Portfolios. The selection of the independent auditors is approved annually by the Board of Trustees.

      Custodian. U.S. Bank National Association, U.S. Bank Place, 601 Second Avenue South, Minneapolis, Minnesota 55402, serves as custodian of the Trust's assets and maintains custody of the cash and investments of the Funds and the Portfolios. Cash held by the custodian, which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits (presently, $100,000).

      Shareholder Reports. Shareholders of the Trust are kept fully informed through annual and semi-annual reports showing diversification of investments, securities owned and other information regarding the activities of the Funds. The financial statements of the Funds and the Portfolios are audited each year by the Trust's independent auditors.

      Legal Counsel. Schulte Roth & Zabel LLP, New York, New York, serves as counsel to the Trust.

      Registration Statement. This Statement of Additional Information and the Prospectuses do not contain all of the information set forth in the Registration Statement the Trust has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by the rules and regulations of the SEC.


      Financial Statements. The information set forth below is hereby incorporated herein by reference:

           (1) The audited financial statements, together with the notes thereon and Independent Auditor's Report thereon set forth on pages 4 through 11 of Cadre Institutional Investors Trust -- Cadre Liquid Asset Fund -- U. S. Government Series Annual Report for the fiscal year ended October 31, 1999, which was filed with the SEC on January 24, 2000;

           (2) The audited financial statements, together with the notes thereon and Independent Auditor's Report thereon set forth on pages 4 through 10 of Cadre Institutional Investors Trust -- Cadre Liquid Asset Fund -- Money Market Series Annual Report for the fiscal year ended October 31, 1999, which was filed with the SEC on January 24, 2000;

           (3) The audited financial statements, together with the notes thereon and Independent Auditor's Report thereon set forth on pages 4 through 10 of Cadre Institutional Investors Trust -- Cadre Affinity Fund -- U. S. Government Series Annual Report for the fiscal year ended October 31, 1999, which was filed with the SEC on January 24, 2000;

           (4) The audited financial statements, together with the notes thereon and Independent Auditor's Report thereon set forth on pages 4 through 10 of Cadre Institutional Investors Trust -- Cadre Affinity Fund -- Money Market Series Annual Report for the fiscal year ended October 31, 1999, which was filed with the SEC on January 24, 2000;

           (5) The audited financial statements, together with the notes thereon and Independent Auditor's Report thereon set forth on pages 4 through 10 of Cadre Institutional Investors Trust -- Cadre Reserve Fund -- U. S. Government Series Annual Report for the fiscal year ended October 31, 1999, which was filed with the SEC on January 24, 2000; and

           (6) The audited financial statements, together with the notes thereon and Independent Auditor's Report thereon set forth on pages 4 through 10 of Cadre Institutional Investors Trust -- Cadre Reserve Fund -- Money Market Series Annual Report for the fiscal year ended October 31, 1999, which was filed with the SEC on January 24, 2000.

                     U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                             MONEY MARKET PORTFOLIO

                                      NOTE:

           The following portions of this Post-Effective Amendment to the Registration Statement (Part A and Part B) relate to two series of Registrant known as the U.S. Government Money Market Portfolio and the Money Market Portfolio. They are being filed by Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, to amend information set forth in the Registration statement regarding these two series. Shares of these series are not registered under the Securities Act of 1933 (the "1933 Act"). Shares of the U.S. Government Money Market Portfolio and the Money Market Portfolio (collectively, the "Portfolios") are issued solely in private placement transactions that do not involve any "public offering" within the meaning of
Section 4(2) of the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, shares of the Portfolios.

                                     PART A

          Responses to Items 1, 2, 3, 5 and 9 of this Part A have been omitted pursuant to paragraph 2(b) of Instruction B of the General Instructions to Form N-1A.

            ITEM 1.  Not applicable.

            ITEM 2.  Not applicable.

            ITEM 3.  Not applicable.

            ITEM 4. Investment Objectives, Principal Investment

STRATEGIES, AND RELATED RISKS.

           Information regarding each Portfolio's investment objective, the kinds of securities in which it principally invests, other investment practices, and risk factors associated with an investment in that Portfolio is set forth below. Additional information concerning other investment techniques and features and limitations concerning the Portfolios' investment programs is contained in Part B.

THE PORTFOLIOS. The investment objective of each Portfolio is to seek high current income, consistent with preservation of capital and maintenance of liquidity. The Portfolios pursue this objective in the manner described below. Each Portfolio maintains a dollar-weighted average maturity of 90 days or less, and invests only in securities having remaining maturities of 397 days or less. All investments of the Portfolios will be U.S. dollar denominated. In addition, all securities purchased by the Portfolios, including repurchase agreements, must be of high quality and be determined by Cadre Financial Services, Inc., the Portfolios' investment adviser (the "Investment Adviser"), to present minimal credit risks pursuant to procedures adopted by the Board of Trustees of the Trust.

          The Portfolios may invest in certain variable and floating rate securities, as described below, but do not invest in any other securities commonly known as derivatives.

         The investment objective of each Portfolio may be changed without the approval of investors in the Portfolio, but not without written notice thereof to the investors in the Portfolio at least 30 days prior to implementing the change. No assurance can be given that a Portfolio will achieve its investment objective.

MONEY MARKET PORTFOLIO. The Money Market Portfolio invests in short-term debt securities, including: debt obligations issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities"); certificates of deposit, time deposits, bankers' acceptances and other obligations issued by domestic banks; commercial paper and other obligations of domestic corporations; and repurchase agreements with respect to the foregoing types of securities. The Portfolio may invest more than 25% of the value of its net assets in obligations of domestic banks and may also invest more than 25% of the value of its net assets in Government Securities. The Portfolio does not invest in obligations of foreign banks or their U.S. branches.

          Investments purchased by the Money Market Portfolio must be rated in the highest rating category for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if the instrument is rated by only one such organization), or, if unrated, be of comparable quality as determined in accordance with procedures established by the Trust's Board of Trustees. NRSROs currently rating instruments of the type the Money Market Portfolio may purchase are Moody's Investors Services, Inc., Standard & Poor's Ratings Group, Duff & Phelps Crediting Rating Co., Fitch Investors Service, L.P., IBCA Limited and IBCA Inc., and Thomson Bank Watch, Inc.

U.S. GOVERNMENT MONEY MARKET PORTFOLIO. The U.S. Government Money Market Portfolio invests in Government Securities and repurchase agreements collateralized by Government Securities.

GOVERNMENT SECURITIES. Government Securities include obligations that are issued by the U.S. Treasury. These obligations, which include Treasury bills, notes and bonds, are backed by the full faith and credit of the U.S. government. Government Securities also include obligations issued by federal agencies and instrumentalities ("Agency Securities"). Certain Agency Securities, such as the Export-Import Bank of the United States, the General Services Administration, the Government National Mortgage Association, and the Small Business Administration, are backed by the full faith and credit of the U.S. government. Other Agency Securities, such as obligations of the Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Student Loan Marketing Association, are backed by the right of the issuer to borrow from the U.S. Treasury under certain circumstances or are backed by the credit of the agency or instrumentality issuing the obligation. These types of Agency Securities are not deemed direct obligations of the United States, and therefore involve more risk than obligations which are backed by the full faith and credit of the U.S. government.

REPURCHASE AGREEMENTS. A repurchase agreement involves the purchase of a security by a Portfolio with an agreement by the seller of the security to repurchase it from the Portfolio at a mutually agreed upon day and price, frequently the next business day. The resale price is in excess of the purchase price and reflects the rate of return earned by the Portfolio. The maturities of repurchase agreements entered into by a Portfolio normally do not exceed seven days. However, a Portfolio may enter into a repurchase agreement maturing in more than seven days provided that not more than 10% of the Portfolio's net assets would, as a result, be invested in repurchase agreements having maturities in excess of seven days and under which the Portfolio also does not have the right to repayment within seven days. Repurchase agreements will at all times be fully collateralized by their underlying securities ("collateral") in an amount at least equal to the purchase price plus accrued interest, marked to market daily. The collateral for repurchase agreements is held by the Trust's custodian (or a subcustodian) and is required to consist of investments of the type in which the Portfolio is authorized to invest (without regard to the maturity of such obligations). If the seller defaults and the value of the collateral securing a repurchase agreement declines, a Portfolio may incur a loss. The Portfolios, however, enter into repurchase agreements only with banks or primary dealers designated as such by the Federal Reserve Bank of New York and which have been determined by the Investment Adviser to present minimal credit risk in accordance with guidelines established by the Board of Trustees of the Trust.

VARIABLE AND FLOATING RATE SECURITIES. Securities purchased by the Portfolios may include variable and floating rate securities. The interest rates payable on these securities are adjusted either at predesignated intervals or whenever there is a change in an established benchmark rate of interest, and, upon reset, the market value approximates par. These securities may also have a demand feature under which the Portfolio can demand repayment of principal on specified dates or after giving specified notice. The Portfolios only purchase variable and floating rate securities that are eligible for purchase by money market funds under applicable regulations, and therefore do not purchase securities such as inverse floaters, range floaters, COFI floaters, capped floaters or dual index floaters. In determining the maturities of securities and calculating a Portfolio's dollar-weighted average portfolio maturity, variable rate Government Securities are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. Floating rate Government Securities with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. Although all securities purchased the Portfolios will have stated maturities of 397 days or less, adjustable rate securities and securities subject to a demand feature, may be deemed to have maturities which are shorter than their stated maturity dates, pursuant to procedures adopted by the Board of Trustees of the Trust.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold with payment and delivery taking place as much as a month or more in the future. The transactions are used to secure an advantageous price and yield at the time of entering into the transactions. However, the value of securities purchased on a when-issued basis is subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

BORROWINGS. The Portfolios do not borrow for purposes of making investments (a practice known as "leverage"). However, they each may borrow money from banks in an amount not exceeding one-third of the value of the Portfolio's total assets (calculated at the time of the borrowing), for temporary extraordinary or emergency purposes. The Portfolios may pledge their assets to secure these borrowings. Additional investments will not be made by a Portfolio while it has any borrowings outstanding.

BANK OBLIGATIONS (Money Market Portfolio Only). The Money Market Portfolio may purchase certificates of deposit, time deposits, bankers' acceptances and other obligations issued by domestic banks. Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Bank obligations also include obligations that are uninsured, direct obligations bearing fixed, floating or variable interest rates.

           Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and the financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending obligations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit or guarantee.

          To the extent the investments of the Money Market Portfolio may be concentrated in bank obligations, the Portfolio will have correspondingly greater exposure to these risk factors.

COMMERCIAL PAPER (Money Market Portfolio Only). The Money Market Portfolio may purchase commercial paper of domestic corporations. Commercial Paper is an unsecured promissory note issued to finance short-term credit needs of a corporation.

PARTICIPATION INTERESTS (Money Market Portfolio Only). The Money Market Portfolio may purchase from financial institutions participation interests in securities of the type in which the Portfolio may directly invest. A participation interest gives the Portfolio an undivided interest in the security in the proportion that the Portfolio's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Portfolio, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by Government Securities, or, in the case of unrated participation interests, the Investment Adviser must have determined that the instrument is of comparable quality to those instruments in which the Portfolio may invest. For certain participation interests, the Portfolio will have the right to demand payment, on not more than seven days' notice, for all or any part of the Portfolio's participation interest in the security, plus accrued interest. As to these instruments, the Portfolio intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.


ASSET-BACKED SECURITIES (Money Market Portfolio Only). The Money Market Portfolio may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

INVESTMENT RESTRICTIONS. Each Portfolio is subject to various additional restrictions on its investments. Certain of these restrictions are deemed fundamental policies and cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). See response to
Item 12 of Part B. The Trust will provide written notice to investors in a Portfolio of any change in the investment policies or restrictions of that Portfolio at least 30 days prior to implementing the change.

ILLIQUID INVESTMENTS. The Money Market Portfolio may invest up to 10% of its net assets in illiquid investments, including repurchase agreements having maturities of more than seven days. The U.S. Government Money Market Portfolio may not purchase any illiquid securities, except that it may invest up to 10% of its net assets in repurchase agreements maturing in more than seven days. Illiquid investments may include restricted securities which are issued in private placement transactions and may not be resold without registration under the Securities Act of 1933 (the "1933 Act") or an applicable exemption from such registration. The absence of a trading market for illiquid securities can make it difficult to ascertain a market value for those investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible to sell the promptly at an acceptable price. Restricted securities eligible for resale in exempt transactions pursuant to Rule 144A under the 1933 Act will not be considered to be illiquid if the securities have been determined to be liquid by the Investment Adviser pursuant to procedures adopted by the Board of Trustees.


INVESTMENT CHARACTERISTICS. The U.S. Government Money Market Portfolio invests solely in short-term Government Securities, and repurchase agreements collateralized by such securities. The Money Market Portfolio invests in various types of high quality short-term debt obligations. Shares of the Portfolios are not insured or guaranteed by the U.S. government or any government agency. The return on an investment in the Portfolios will increase or decrease in response to changes in short-term market interest rates. The market value of a Portfolio's investments will fluctuate, with investments increasing in value as interest rates fall and decreasing in value as interest rates rise. However, the Portfolios expect to value their investments at amortized cost. As a result, any change in the market value of an investment will not generally be reflected in the value at which a Portfolio carries the investment. Although the Money Market Portfolio limits its purchases of investments to those that satisfy certain credit quality standards, the issuer of an obligation held by the Portfolio could default on its obligation to pay interest or to repay principal. In such event, investors in the Portfolio could suffer a loss.


          Virtually all portfolio transactions for the Portfolios will be effected on a principal basis with issuers, underwriters or dealers serving as primary market-makers.

           ITEM 6.  Management, Organization, and Capital Structure.

MANAGEMENT. The Board of Trustees of the Trust is responsible for supervising the operations and affairs of the Trust and the Portfolios. The Trust's officers, who are all officers or employees of the Investment Adviser, are responsible for the daily management and administration of the operation of the Portfolios.


INVESTMENT ADVISER. The Investment Adviser, Cadre Financial Services, Inc., 905 Marconi Avenue, Ronkonkoma, New York 11779, is a wholly-owned subsidiary of Ambac Capital Corporation which, in turn, is a wholly-owned subsidiary of Ambac Financial Group, Inc. ("Ambac"). Through its subsidiaries, Ambac is a leading insurer of municipal and structured finance obligations and a provider of investment contracts, and investment advisory and administration services to state municipalities and municipal authorities. Ambac is a publicly held company whose shares are traded on the New York Stock Exchange.

          As of January 31, 2000 the Investment Adviser provided investment management services to 8 investment accounts and had aggregate assets under management in excess of $2.3 billion. In addition, through its subsidiaries, Ambac manages its own investment portfolios of approximately $9 billion.


          Subject to overall supervision of the Board of Trustees, the Investment Adviser is responsible for managing the assets of the Portfolios in accordance with their respective investment objectives and policies. The Investment Adviser formulates a continuing investment program and makes all decisions regarding securities to be purchased or sold for each Portfolio. In addition, the Investment Adviser provides all necessary administrative services to the Portfolios, and furnishes, without expense to the Portfolios, the services of its personnel to serve as officers and Trustees of the Trust. The Portfolios each pay the Investment Adviser a monthly fee for these services. These fees are computed at the annual rates of 0.06% of the U.S. Government Money Market Portfolio's average daily net assets during the month, and 0.08% of the Money Market portfolio's average daily net assets during the month.

SHAREHOLDER ACCOUNTING AND CUSTODY SERVICES. The Investment Adviser is responsible for maintaining records of the ownership of shares of the Portfolios and for determining the daily net asset values of the Portfolios. U.S. Bank National Association, U.S. Bank Place, 601 Second Avenue, Minneapolis, Minnesota 55402, maintains custody of the investments of the Portfolios.

PORTFOLIO EXPENSES. Each Portfolio pays all of its expenses, including but not limited to: the fees of the Investment Adviser; the fees and expenses of the Trust's independent auditors, legal counsel and custodian; taxes; brokerage fees and commissions; interest; costs incident to meetings of Trustees and the filing of reports with regulatory bodies and the maintenance of the Trust's legal existence; the fees and expenses of non-interested Trustees of the Trust; and any extraordinary expenses of a non-recurring nature. General expenses incurred by the Trust which are not allocable to any specific series of the Trust, including certain of the expenses noted above, are allocated to all series of the Trust, including the Portfolios, in a manner deemed fair and equitable by the Board of Trustees in its sole discretion.

CAPITAL STRUCTURE. Cadre Institutional Investors Trust (the "Trust") is a diversified, open-end management investment company that was organized as a trust under the laws of the State of Delaware pursuant to a Certificate of Trust dated June 27, 1995, as amended. The Trust is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value. The Trust currently has ten authorized series of shares representing interests in its different investment portfolios.

            Shares of the U.S. Government Money Market Portfolio and the Money Market Portfolio (collectively, the "Portfolios") are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933 (the "1933 Act"). Investments in the Portfolios may be made only by other series of the Trust, other registered investment companies and other collective investment vehicles which are authorized under their investment policies and applicable laws and regulations to purchase shares of the Portfolios. Such investors must be "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, shares of the Portfolios.

          The Board of Trustees has the power to establish additional series of shares, representing interests in separate investment portfolios and, subject to applicable laws and regulations, to issue two or more classes of shares of each series. Shares of each class and series, including shares of the Portfolios, are issued fully paid and non-assessable, and have no preemptive or conversion rights.

          Shareholders of the Trust are entitled to vote on the election of Trustees and the ratification of the Trust's independent auditors when those matters are voted upon at a meeting of shareholders of the Trust. Investors in each Portfolio are entitled to vote, as a separate class, on certain other matters affecting that Portfolio. Each share of a Portfolio is entitled to one vote (or a fractional vote with respect to fractional shares). However, when shares of more than one series vote together on a matter as a separate class, each share of each series will have that number of votes as equals the net asset value of such share. Shares of a Portfolio held by another series of the Trust will not be entitled to vote on matters being voted on by all shareholders of the Trust as a single class (such as the election of Trustees) because the shareholders of the other series will have the right to vote with respect to such matters. All shares of the Trust have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so.

           ITEM 7.  Shareholder Information

         The net income of each Portfolio is determined each day on which both the New York Stock Exchange is open for trading and the Federal Reserve Bank of New York is open (each, a "Business Day"). This determination is made once each day as of 4:00 p.m. Eastern time, except on days for which the Public Securities Association (the "PSA") recommends an early closing of the U.S. government securities markets when the net asset value will be computed as of such earlier closing time. All the net income of each Portfolio is allocated pro rata and distributed as dividends to investors in the Portfolio at the time of this determination.

           For this purpose, the net income of each Portfolio consists of (i) all income accrued, less amortization of any premium, on the Portfolio's assets, less (ii) all actual and accrued expenses of the Portfolio, in each case determined from the time of the immediately preceding net income determination and computed in accordance with generally accepted accounting principles. Interest income includes discount earned (including original issue discount and market discount) on discount paper, accrued ratably to the date of maturity and any net realized gains or losses on the assets of the Portfolio.

TAX CONSEQUENCES. The assets, income and distributions of the Portfolios will be managed so that an investor in the Portfolio that is subject to taxation under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and invests all of its investable assets in a Portfolio, will be able to meet the requirements of Subchapter M.

          The Portfolios will elect to be taxed as partnerships for federal income tax purposes and therefore will not be subject to any income tax. However, each investor in a Portfolio will be deemed to have received its share (as determined in accordance with the governing instruments of the Trust) of the Portfolio's ordinary income and capital gains in determining its own federal income tax liability, if any. The determination of such share will be made in accordance with the Code.

PURCHASE OF PORTFOLIO SHARES. Shares of the Portfolios are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Portfolios may only be made by other series of the Trust, other registered investment companies and other collective investment vehicles which are authorized under their investment policies and applicable laws and regulations to purchase shares of the Portfolios. Shares may be purchased only by "accredited investors" as defined by Regulation D under the 1933 Act.

          No sales load or other charge is imposed in connection with investments in the Portfolios. All investments in a Portfolio are made at the net asset value of per share of that Portfolio next determined after an order to purchase shares is received by the Portfolio. Net asset value is computed as of 4:00 p.m. (Eastern time) on each Business Day, except on days for which the PSA recommends an early closing of the U.S. government securities markets when the net asset value will be computed as of such earlier closing time. Investments must be made in federal funds (i.e., monies credited to its custodian bank by a Federal Reserve bank).

          There are no minimum initial or subsequent investment requirements imposed by the Portfolios. However, each Portfolio reserves the right to reject any purchase order and to modify or suspend the continuous offering of its shares.

          Each Portfolio's net asset value per share is determined by subtracting the Portfolio's liabilities (including accrued expenses) from the total value of its investments and other assets and dividing the result by the total number of shares of the Portfolio outstanding. For purposes of calculating net asset value and net asset value per share, each Portfolio's investments are valued using the "amortized cost" method of valuation. This method involves valuing each investment at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the investment. Use of this valuation method is designed to permit the Portfolios to maintain stable net assets values per share of $1.00. There can be no assurance, however, that either Portfolio will be able to maintain a stable net asset value per share. The amortized cost method of valuation will not be used to value an investment held by a Portfolio if the Board of Trustees determines that such method does not constitute the "fair value" of such investment.

REDEMPTION OF PORTFOLIO SHARES. An investor may redeem all or any portion of its shares of a Portfolio at any time at the net asset value per share of the Portfolio next computed after the receipt by the Portfolio of a redemption request in proper form. Redemption proceeds will be paid in federal funds normally on the day the redemption request is received, but in any event within seven days, absent certain unusual circumstances as described below in Item 19 of Part B.

           In the event that the Board of Trustees of the Trust determines that it would be detrimental to the best interests of remaining investors of a Portfolio to pay any redemption or redemptions in cash, a redemption payment may be made in whole or in part by a distribution in kind of portfolio securities held by the Portfolio, subject to applicable rules of the SEC. Any securities distributed in kind will be readily marketable and will be valued, for purposes of the redemption, in the same manner as such securities are normally valued by the Portfolio in computing its net asset value. In the unlikely event that shares of a Portfolio are redeemed in kind, the redeeming investor would incur transaction costs in converting the distributed securities to cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act and is therefore obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Portfolio during any 90 day period for any one investor.

INVESTOR INQUIRIES. Investor inquiries should be directed to the Investment Adviser.

          ITEM 8. Distribution Arrangements.

          No sales load or other charge is imposed in connection with investments in the Portfolios. Cadre Securities, Inc., an affiliate of the Investment Adviser, acts as placement agent in connection with the private offering of shares of the Portfolio.

          ITEM 9. Financial Highlights Information.

          Not applicable.

                                     PART B

          ITEM 10.  Cover Page and Table of Contents

          Cover Page.  Not applicable.

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----

Fund History.................................................................9

Description of the Fund and Investments and Risks............................9

Management of the Fund......................................................15

Control Persons and Principal Holders of Securities.........................17

Investment Advisory and Other Services......................................18

Brokerage Allocation and Other Practices....................................19

Capital Stock and Other Securities..........................................20

Purchase, Redemption and Pricing of Shares..................................21

Taxation of the Fund........................................................22

Underwriters................................................................23

Calculation of Performance Data.............................................23

Financial Statements........................................................24


     ITEM 11.  Fund History

     Not applicable.

     ITEM 12.  Description of the Fund and Investments and Risks.

     The investment objective of each Portfolio is high current income, consistent with preservation of capital and maintenance of liquidity. This section provides additional information regarding the types of investments that may be made by the Portfolios and the investment practices in which each Portfolio may engage.


BANK OBLIGATIONS (Money Market Portfolio Only). Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit ("CDs") may be purchased by the Money Market Portfolio are insured by the FDIC (although such insurance may not be of material benefit to the Portfolio, depending upon the principalamount of the CDs of each bank held by the Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, limited in the amounts which they can loan to a single borrower and subject to other regulations designed to promote financial soundness.


GOVERNMENT, TREASURY AND AGENCY SECURITIES. Each Portfolio invests in short-term debt securities that are issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities"), and repurchase agreements collateralized by Government Securities.


These securities include obligations issued by the U.S. Treasury ("Treasury Securities"), including Treasury bills, notes and bonds. These are direct obligations of the U.S. government and differ primarily in their rates of interest and the length of their original maturities. Treasury Securities are backed by the full faith and credit of the U.S. government. Government Securities include Treasury Securities as well as securities issued or guaranteed by the U.S. government or its agencies and instrumentalities ("Agency Securities"). As described in Part A, Agency Securities are in some cases backed by the full faith and credit of the U.S. government. In other cases, Agency Securities are backed solely by the credit of the governmental issuer. Certain issuers of Agency Securities have the right to borrow from the U.S. Treasury, subject to certain conditions. Government Securities purchased by a Portfolio may include variable and floating rate securities, which are described in Part A.


REPURCHASE AGREEMENTS. As discussed in Part A, the Portfolios may enter into repurchase agreements. A repurchase agreement, which may be viewed as a type of secured lending by a Portfolio, involves the acquisition by the Portfolio of a security from a selling financial institution such as a bank or broker-dealer. The agreement provides that the Portfolio will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future. The Portfolio will receive interest from the institution until the time when the repurchase is to occur. Although such date is deemed to be the maturity date of a repurchase agreement, the maturities of securities that are purchased by the Portfolio through repurchase agreements are not subject to any limitation as to maturity. A Portfolio may enter into repurchase agreements maturing in more than seven days. However, a Portfolio may not enter into such a repurchase agreement if, as a result, more than 10% of the value of its net assets would be invested in (i) repurchase agreements under which the Portfolio does not have the right to obtain repayment in seven days or less, and (ii) in the case of the Money Market Portfolio, which may purchase illiquid investments, other illiquid investments.


     Because repurchase agreements involve certain risks not associated with direct investment in securities, the Trust follows procedures designed to minimize these risks. These procedures include requirements that the Investment Adviser effect repurchase transactions only with banks or primary dealers designated as such by the Federal Reserve Bank of New York, and that the bank or dealer has been determined by the investment Adviser to present minimal credit risk in accordance with guidelines established and monitored by the Board of Trustees of the Trust. In addition, the collateral underlying a repurchase agreement is required to be held by the Trust's custodian (or a subcustodian) in a segregated account on behalf of the respective Portfolio. The collateral is marked to market daily and required to be maintained in an amount at least equal to the repurchase price plus accrued interest. In the event of a default or bankruptcy by a selling financial institution, the Trust will seek to liquidate the collateral. However, the exercise of the Trust's right to liquidate collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, a Portfolio will suffer a loss.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. As noted in Part A, the Portfolios may purchase and sell securities on a when-issued or delayed delivery basis. These transactions arise when a Portfolio purchases or sells a security, with payment and delivery taking place in the future beyond the normal settlement period. A transaction of this type will be effected in order to secure for the Portfolio an attractive price or yield at the time of entering into the transaction. When purchasing securities on a when-issued or delayed delivery basis, a Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the Portfolio is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If the Portfolio remains fully invested at a time during which when-issued or delayed delivery purchases are outstanding, such purchases will result in a form of leverage. When a Portfolio enters into purchase transactions of this type, the Trust's custodian maintains, in a segregated account for the Portfolio, cash and debt obligations held by the Portfolio and having a value equal to or greater than the Portfolio's purchase commitments. When a Portfolio has sold a security on a when-issued or delayed delivery basis, the Portfolio does not participate in further gains or losses with respect to the security. If the counterparty fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity, or could suffer a loss. When a Portfolio enters into a sales transaction of this type, the Trust's custodian segregates the securities sold on a delayed delivery basis to cover the Portfolio's settlement obligations.


ASSET-BACKED COMMERCIAL PAPER (MONEY MARKET PORTFOLIO ONLY). Asset-backed commercial paper may be purchased by the Money Market Portfolio. Repayment of this type of commercial paper is intended to be obtained froma an identified pool of assets, including automobile receivables, credit-card receivables and other types of assets. Asset-backed commercial paper is issued by a special purpose vehicle (usually a corporation) that has been established for the purpose of issuing the commercial paper and purchasing the underlying pool of assets. The issuer of commercial paper bears the direct risk of prepayment onf the receivable constituting the underlying pool of assets. Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees and over-collateralization.


INVESTMENT CHARACTERISTICS. In managing each Portfolio, the Investment Adviser attempts to balance the Portfolio's goal of seeking high income with its goal of seeking to preserve capital. For this reason, a Portfolio does not necessarily invest in securities offering the highest available yields. The maturities of the securities purchased by a Portfolio and a Portfolio's average portfolio maturity will vary from time to time as the Investment Adviser deems consistent with the Portfolio's investment objective and the Investment Adviser's assessment of risks, subject to applicable limitations on the maturities of investments and dollar-weighted average portfolio maturity.


      When market rates of interest increase, the market value of debt obligations held by a Portfolio will decline. Conversely, when market rates of interest decrease, the market value of obligations held by a Portfolio will increase. Debt obligations having longer maturities generally pay higher rates of interest, but the market values of longer term obligations can be expected to be subject to greater fluctuations from general changes in interest rates than shorter term obligations. These changes will cause fluctuations in the daily amount of a Portfolio's net income and, in extreme cases, changes in interest rates could cause the net asset value per share of a Portfolio to decline. In the event of unusually large redemption demands, securities may have to be sold by a Portfolio at a loss prior to maturity or a Portfolio may have to borrow money and incur interest expense. The Investment Adviser seeks to manage investment risk by purchasing and selling investments for the Portfolios consistent with its best judgment and expectations regarding anticipated changes in interest rates. However, there can be no assurance that a Portfolio will achieve its investment objective.


INVESTMENT RATINGS (Money Market Portfolio Only). Corporate obligations purchased by the Money Market Portfolio must at the time of purchase meet certain ratings requirements, as described in Part A. The commercial paper, bond and other short- and long-term rating categories that satisfy these ratings requirements which have been established by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, L.P. ("Fitch"), Duff & Phelps Credit Rating Co. ("Duff"), IBCA Limited and IBCA Inc. ("IBCA"), and Thomson Bank Watch, Inc. ("BankWatch"), are as follows:

     COMMERCIAL PAPER AND SHORT-TERM RATINGS:

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

     The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment.

     The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor.

     The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment.

     The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment.


     CERTAIN LONG-TERM RATINGS:


    IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

     In addition to its ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization, including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (QR) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.

INVESTMENT RESTRICTIONS. Each Portfolio is subject to a variety of investment restrictions. Certain of these restrictions are deemed fundamental, and may not be changed without the approval of the holders of a majority of that Portfolio's outstanding voting securities. A "majority of the outstanding voting securities" of a Portfolio for this purpose means the lesser of (i) 67% of the shares of the Portfolio represented at a meeting at which holders of more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares of the Portfolio. As fundamental investment restrictions, a Portfolio may not:

     (1) Purchase a security, other than a Government Security, if as a result of such purchase, more than 5% of the value of the Portfolio's assets would be invested in the securities of any one issuer, or the Portfolio would own more than 10% of the voting securities, or of any class of securities, of any one issuer. (For purposes of this restriction, all outstanding indebtedness of an issuer is deemed to be a single class.)

     (2) Purchase a security, other than a Government Security, if as a result of such purchase 25% or more of the value of the Portfolio's total assets would be invested in the securities of issuers engaged in any one industry; except that the Money Market Portfolio may invest more than 25% of the value of its net assets in obligations of domestic banks (and of U.S. branches of foreign banks, but only if the Money Market Portfolio is permitted by its then current investment policies to purchase obligations of U.S. branches of foreign banks). The types of bank obligations in which the Money Market Portfolio may invest include certificates of deposit, time deposits, bankers' acceptances and other obligations issued by domestic banks that are uninsured, direct obligations bearing fixed, floating or variable interest rates. The particular bank obligations in which the Money Market Portfolio invests will be determined by the Investment Adviser based upon available yields and the credit-worthiness of the issuing bank.

     (3) Issue senior securities as defined by the 1940 Act or borrow money, except that the Portfolio may borrow from banks for temporary extraordinary or emergency purposes (but not for investment) in an amount up to one-third of the value of its total assets (calculated at the time of the borrowing). A Portfolio may not make additional investments while it has any borrowings outstanding. This restriction shall not be deemed to prohibit a Portfolio from purchasing or selling securities on a when-issued or delayed delivery basis, or entering into repurchase agreements.

     (4) Purchase or sell commodities or commodity contracts, or real estate or interests in real estate (including limited partnership interests), except that the Portfolio, to the extent not prohibited by other investment policies, may purchase and sell securities of issuers engaged in real estate activities and may purchase and sell securities secured by real estate or interests therein.

     (5) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of securities, the Portfolio may be deemed to be an underwriter under the 1933 Act.

     (6) Make loans of money or securities, except through the purchase of permitted investments, including repurchase agreements and, if permitted under the investment policies of the Portfolio then in effect, through loans of portfolio securities in an amount not to exceed 33 1/3% of the value of the Portfolio's total assets.

 (The investment policies of the Portfolios do not currently permit loans of portfolio securities.)


     (7) Make short sales of securities or purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions.

     (8) Pledge, hypothecate, mortgage or otherwise encumber the Portfolio's assets, except as may be necessary to secure permitted borrowings. (Collateral and other arrangements incident to permissible investment practices are not deemed to be subject to this restriction.)

     Each Portfolio has the following additional investment restrictions which are not fundamental and may be changed by the Board of Trustees, without a vote of investors. Under these restrictions, a Portfolio may not:

     (1) Make investments for the purpose of exercising control or management of another company.

     (2) Participate on a joint or joint and several basis in any trading account in securities.

     (3) With respect to U.S. Government Money Market Portfolio, purchase any illiquid securities, except that the Portfolio may invest in repurchase agreements maturing in more than seven days provided that the Portfolio may not enter into such a repurchase agreement if more than 10% of the value of the Portfolio's net assets would, as a result, be invested in repurchase agreements under which the Portfolio does not have the right to obtain repayment in seven days or less.

     (4) With respect to the Money Market Portfolio, purchase any illiquid securities, including repurchase agreements maturing in more than seven days, if as a result more than 10% of the value of the Portfolio's net assets would be invested in illiquid securities and such repurchase agreements under which the Portfolio does not have the right to obtain repayment in seven days or less.

     (5) Invest in oil, gas or other mineral leases, rights, royalty contracts, or exploration or development programs.

     (6) Invest in warrants or rights.

     (7) Purchase the securities of another investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets.

     Unless otherwise specified, all percentage and other restrictions, requirements and limitations on investments set forth above and elsewhere in Part B, and those set forth in Part A, apply immediately after purchase of an investment, and subsequent changes and events do not constitute a violation or require the sale of any investment by a Portfolio.

     ITEM 13.  Management of the Fund.

     The Board of Trustees of the Trust has the overall responsibility for monitoring the operations of the Trust and the Portfolios and supervising the services provided by the Investment Adviser and other organizations. The officers of the Trust are responsible for managing the day-to-day operations of the Trust and the Portfolios.

     Set forth below is information with respect to each of the Trustees and officers of the Trust, including their principal occupations during the past five years.





NAME, POSITION WITH TRUST, AGE     PRINCIPAL OCCUPATIONS
AND ADDRESS                        DURING LAST FIVE YEARS
-----------                        ----------------------
*William T. Sullivan, Jr.          Chairman and Chief Executive Officer,
Trustee, 54                        Cadre Financial Services, Inc. and
Chairman, CEO and                  Securities, Inc. (brokerage services)
Cadre President,
905 Marconi Avenue
Ronkonkoma, NY 11779

*David L. Boyle                    Vice Chairman of Ambac Financial
Trustee, 52                        Group, Inc. Prior to joining Ambac,
Ambac Financial Group, Inc.        Managing Director
One State Street                   of Worldwide Services,
New York, New York 10004           Citibank, N.A

Harvey A. Fein                     Chief Financial Officer, Molina Medical
Trustee, 53                        Medical Centers; formerly, independent
2238 Glendon Avenue                financial consultant (1994-1995) and
Los Angeles, California 90064      Director of Finance, Blue Cross of
                                   California - Wellpoint Health Networks

Michael  P. Flanagan               County Superintendent of Schools,
Trustee, 50                        Wayne Regional Educational Services Agency;
8975 Tamarack Court                adjunct professor, Wayne State University; County
Plymouth, MI 48170                 Library Board, Wayne, County, Michigan;
                                   Governor's Reading Council, State of Michigan

Russell E. Galipo                  Vice President and Manager of Shawmut
Trustee, 67                        Bank CT., N.A. from 1973 to 1994
4538 Alpine Drive
Lakeland, Florida  33801-0502

*C. Roderick O'Neil                Chairman, O'Neil Associates (investment
Trustee, 69                        and financial consulting firm);
375 Park Avenue                    Director, Ambac Financial Group, Inc.,
Suite 2602                         AMBAC Assurance Corporation, Fort Dearborn
New York, New York 10152           Income Securities, Inc. and Beckman
                                   Instruments, Inc.; Trustee, Memorial
                                   Drive Trust (finance)




                                      -15-



William J. Reynolds               Retired
Trustee, 76
51 Fox Run Court
Newington, CT 06111

Don Irvin Tharpe                  Executive Director, Association of School
Trustee, 48                       Business Officials International;
3105 Franklins Way                formerly, Chairman and Trustee,
Herndon, Virginia 22071           Investment Services for Education Trust


Anne G. Gill, Esq.                First Vice President, Corporate Secretary,
Secretary, 36                     Assistant General Counsel to Ambac Financial
One State Street Plaza            Group, Inc.
New York, New York 10004

Linda Cassesse                    Registration Manager of Cadre Financial
Assistant Secretary, 47           Services, Inc. and Cadre Securities
905 Marconi Avenue                Inc.; from 1995 to 1997 assisted New York City
Ronkonkoma, New York 11779        Marshall Henry Daley; 1990 to 1995 Registration
                                  Manager Lanborn Asset Management.

Peter Poillon                     First Vice President and Corporate Controller,
Treasurer, 40                     Ambac Financial Group, Inc.
One State Street Plaza
New York, New York 10004


     Except as otherwise indicated above, the address of each Trustee and officer of the Trust is 905 Marconi Avenue, Ronkonkoma, New York 11779. Mr. Sullivan, Mr. Boyle, and Mr. O'Neil are Trustees who are "interested persons" of the Trust, as defined in the 1940 Act, by virtue of their affiliations with the Investment Adviser and/or companies affiliated with the Investment Adviser.


     Trustees, other than Independent Trustees who are affiliated with investors in other series of the Trust or with investors in the Portfolios (which investors are not other series of the Trust) and other than Trustees who are employees of the Investment Adviser or one of its affiliated companies, are paid fees by the Trust. Such Trustees are paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. If such Trustees serve as members of the Audit Committee or the Nominating Committee they receive an attendance fee of $750 for each Audit Committee meeting and each Nominating Committee meeting they attend, with the Chairman of the Audit Committee and the Chairman of the Nominating Committee receiving an additional $1,000 annual fee. The Audit Committee is comprised of three of the Independent Trustees. The Nominating Committee is also comprised of three Independent Trustees. Officers of the Trust receive no compensation from the Trust. All Trustees who are not employees of the Investment Adviser or its affiliated companies are reimbursed for reasonable out-of-pocket expenses incurred in connection with the performance of their responsibilities, including travel related expenses. As of the date of this Statement of Additional Information, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Trust and each Portfolio.
--------------------------

* Trustee who is an "interested person" of the Trust, as defined in the 1940 Act.

     The following table sets forth certain information regarding the compensation received by the Trustees of the Trust for the fiscal year ended October 31, 1999.





                               COMPENSATION TABLE


                                   PENSION OR
                                   RETIREMENT                                        TOTAL
                                    AGGREGATE             BENEFITS               COMPENSATION
                                  COMPENSATION         ACCRUED AS PART          FROM TRUST PAID
NAME OF PERSON                     FROM TRUST         OF FUND EXPENSES             TO TRUST
--------------                     ----------         ----------------             --------


David L. Boyle                      $      0           $       0                  $       0

Harvey A. Fein                             0                   0                          0

Michael P. Flanagan                        0                   0                          0

Russell E. Galipo                     11,250                   0                     11,250

C. Roderick O'Neill                    8,000                   0                      8,000

William J. Reynolds                    9,500                   0                      9,500

William T. Sullivan, Jr.                   0                   0                          0

Don I. Tharpe                              0                   0                          0



     ITEM 14.  Control Persons and Principal Holders of Securities.


      As of February 14, 2000, the Michigan School District Liquid Asset Fund Plus may be deemed to control the Cadre Institutional Investors Trust - Money Market Portfolio by virtue of owning more than 25% of the outstanding shares of the Portfolio. The Michigan School District Liquid Asset Fund Plus currently holds 77.19% of the outstanding shares of the Money Market Portfolio. This control relationship will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the Portfolio. Through the exercise of voting rights with respect to shares of the Portfolio, the controlling person set forth above may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders is required. The address of Michigan School District Liquid Asset Fund Plus is c/o Michigan Association of School Boards, 1001 Centennial Way, Suite 400, Lansing, MI 48933.

    As of February 14, 2000, the Cadre Institutional Investors Trust Reserve Fund - U.S. Government Series and the Illinois Park District Liquid Asset Fund Plus may be deemed to control the Cadre Institutional Investors Trust - U.S. Government Money Market Portfolio by virtue of owning more than 25% of the outstanding shares of the Portfolio. The Reserve Fund - U.S. Government Series currently holds 30.04% of the outstanding shares and the Illinois Park District Liquid Asset Fund Plus currently holds 32.25% of the U.S. Government Money Market Portfolio. These control relationships will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the Portfolio. Through the exercise of voting rights with respect to shares of the Portfolio, the controlling persons set forth above may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders is required. The address of Cadre Institutional Investors Trust Reserve Fund - U.S. Government Series is 905 Marconi Avenue,

Ronkonkoma, NY 11779. The address of Illinois Park District Liquid Asset Fund Plus is c/o Illinois Association of Park Districts, 211 E. Monroe Street, Springfield, IL 62701.

    As of February 14, 2000, the following entities owned of record 5% or more of the outstanding shares of Cadre Institutional Investors Trust - Money Market
Portfolio:

    Cadre Institutional Investors Trust                       10.14%
    Affinity Fund
    Money Market Series
    905 Marconi Avenue
    Ronkonkoma, NY 11779

    Cadre Institutional Investors Trust                       6.07%
    Reserve Fund
    Money Market Series
    905 Marconi Avenue
    Ronkonkoma, NY 11779

    Cadre Institutional Investors Trust                       6.60%
    Liquid Asset Fund
    Money Market Series
    905 Marconi Avenue
    Ronkonkoma, NY 11779

    Michigan School District                                  77.19%
    Liquid Asset Fund Plus
    c/o Michigan Association of School Boards
    1001 Centennial Way
    Suite 400
    Lansing, Michigan 48933

    As of February 14, 2000, the following entities owned of record 5% or more of the outstanding shares of the Cadre Institutional Investors Trust - U.S. Government Money Market Portfolio:

    Cadre Institutional Investors Trust                       18.29%
    Affinity Fund
    U.S. Government Money Market Series
    905 Marconi Avenue
    Ronkonkoma, NY 11779

    Cadre Institutional Investors Trust                       30.04%
    Reserve Fund
    U.S. Government Money Market Series
    905 Marconi Avenue
    Ronkonkoma, NY 11779

    Cadre Institutional Investors Trust                       19.42%
    Liquid Asset Fund
    U.S. Government Money Market Series
    905 Marconi Avenue
    Ronkonkoma, NY 11779

    Illinois Park District                                    32.25%
    Liquid Asset Fund Plus
    Illinois Association of Park Districts
    211 E. Monroe Street
    Springfield, IL 62701


     ITEM 15.  Investment Advisory and Other Services.

     The Investment Adviser, a Delaware corporation, with offices at 905 Marconi Avenue, Ronkonkoma, New York 11779, is a wholly-owned subsidiary of Ambac Capital Corporation which, in turn, is a wholly-owned subsidiary of Ambac Financial Group, Inc. ("Ambac"). Through its subsidiaries, Ambac is a leading insurer of municipal and structured finance obligations and a provider of investment contracts, and investment advisory and administration services to state municipalities, and municipal authorities. Ambac is a publicly held company whose shares are traded on the New York Stock Exchange.

INVESTMENT ADVISORY AGREEMENT. Pursuant to an Investment Advisory Agreement with the Trust dated June 17, 1998 (the "Agreement"), the Investment Adviser manages the investment of each Portfolio's assets and places orders for the purchase and sale of investments for the Portfolios. The Investment Adviser also provides or furnishes, at its own expense, such office space, facilities, equipment, clerical help, and other personnel and services as may reasonably be necessary to render the services under the Agreement. In addition, the Investment Adviser provides all necessary administrative services to the Portfolio, and pays the salaries of officers of the Trust and any fees and expenses of Trustees of the Trust who are also officers, directors or employees of the Investment Adviser, or who are officers or employees of any company affiliated with the Investment Adviser, and bears the cost of telephone service, heat, light, power and other utilities associated with the services it provides. As compensation for services rendered and expenses assumed by the Investment Adviser, the Agreement provides for the payment by each Portfolio of a monthly fee to the Investment Adviser. The fees are calculated daily and computed at the annual rate of 0.06% of the net assets of the U.S. Government Money Market Portfolio and 0.08% of the net assets of the Money Market Portfolio.

     The Agreement provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its obligations thereunder, the Investment Adviser is not liable to the Trust, the Portfolios or shareholders of the Trust for any act or omission by the Investment Adviser or for any losses sustained by the Trust, the Portfolios or shareholders of the Trust. The Agreement in no way restricts the Investment Adviser from acting as investment adviser to others.

      The Agreement was approved by the Board of Trustees of the Trust, including a majority of the Independent Trustees, who are not parties to the Agreement or interested persons of the Investment Adviser, for an initial term expiring June 17, 2000 at a meeting held in person on June 17, 1998. The Agreement was also approved by the shareholders of Liquid Asset U.S. Government Money Market Fund at a meeting held on October 30, 1998. (That fund was the sole operating series of the Trust as of such date and intends to invest all of its investable assets in the U.S. Government Money Market Portfolio.) The Agreement may be continued in effect from year to year with respect to a Portfolio after its initial term upon the approval of the holders of shares of that Portfolio or the approval of the Board of Trustees. In seeking such approval by the holders of shares of a Portfolio, each series of the Trust which is an investor in the Portfolio and each otherinvestment company or series thereof which is an investor in the Portfolio will seek instructions from its shareholders as to how that series' or company's interest in the Portfolio will be voted and will vote its interest in accordance with those instructions. In the case of certain other investment funds that invest in the Portfolio, such funds may vote their shares either in accordance with the same procedures or in the same proportion as the shares of other holders of shares of the Portfolio are voted. Each annual continuance of the Agreement also requires approval by a vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such continuance. The Agreement may be terminated with respect to a Portfolio at any time, without penalty, on sixty days' written notice by the Board of Trustees of the Trust, by vote of the holders of a majority (as defined in the 1940 Act) of the outstanding securities of the Portfolio, or by the Investment Adviser. The Agreement provides for its automatic termination in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

     The Trust has acknowledged that the name "Cadre" is a property right of the Investment Adviser and other affiliates of Ambac Financial Group, Inc., and has agreed that the Investment Adviser and its affiliated companies may use and permit others to use that name. If the Agreement is terminated, the Trust may be required to cease using the name Cadre as part of its name or the name of any series of the Trust unless otherwise permitted by Ambac Financial Group, Inc. or any successor to its interest in such name.

      CUSTODIAN. U.S. Bank National Association, U.S. Bank Place, 601 Second Avenue South, Minneapolis, Minnesota 55402, serves as custodian of the Trust's assets and maintains custody of each Portfolio's cash and investments. Cash held by the custodian, which may be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits (presently $100,000).

     INDEPENDENT ACCOUNTANTS. KPMG LLP, 757 Third Avenue, New York, New York, 10154, are independent auditors of the Trust. The independent auditors are responsible for auditing the financial statements and prepare tax returns of each Portfolio. The selection of independent auditors is approved annually by the Board of Trustees.

     ITEM 16.  Brokerage Allocation and Other Practices.

      Subject to the general supervision of the Board of Trustees of the Trust, the Investment Adviser is responsible for decisions to buy and sell securities for the Portfolios and for the selection of dealers to effect those transactions. Purchases of securities for the Portfolios will be made from issuers, underwriters and dealers. Sales of securities will be made to dealers and issuers. The Portfolios do not normally incur brokerage commissions on transactions in the types of securities in which they invest. These transactions are generally traded on a "net" basis, with dealers acting as principal in such transactions. However, the price at which securities are purchased from and sold to dealers will usually include a spread which represents a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter (an underwriting concession).

     In placing orders for the purchase and sale of investments for the Portfolios, the Investment Adviser gives primary consideration to the ability of dealers to provide the most favorable prices and efficient executions on transactions. If such price and execution are obtainable from more than one dealer, transactions may be placed with dealers who also furnish research services to the Trust or the Investment Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of securities. These research services may be of benefit to the Investment Adviser or its affiliates in the management of accounts of other clients, or the accounts of the Investment Adviser and its affiliated companies, and may not in all cases benefit the Portfolios. While such services are useful and important in supplementing the Investment Adviser's own research and facilities, the Investment Adviser believes the value of such services is not determinable and does not significantly reduce its expenses.

     The Investment Adviser serves as the investment adviser to other clients, including other series of the Trust and other investment funds, and follows a policy of allocating investment opportunities and purchase and sale transactions equitably among its clients. In making such allocations, the primary factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, and the availability of cash for investment. This procedure may have an adverse effect on a client, including the Portfolios, in a particular transaction, but is expected to benefit all clients on a general basis.


     The Investment Adviser and its affiliates may invest in the same securities that are purchased for its clients. This at times may adversely affect the prices that can be obtained in transactions for the Portfolios or the availability of securities for purchase by the Portfolios. In the case of simultaneous orders to purchase or sell the same securities being handled by the Investment Adviser and involving a client account and the account of the Investment Adviser or one of its affiliates, client orders will be given preference so that client transactions will not be adversely affected by transactions being placed by the Investment Adviser for its own account or for the accounts of its affiliates. Investments made on behalf of the Investment Adviser or its affiliates are effected in transactions which are separate from any transactions for the accounts of clients in the same securities.

     ITEM 17.  Capital Stock and Other Securities.

     Interests in each Portfolio are represented by shares of beneficial interest, $.001 par value. The Trust is authorized to issue an unlimited number of shares, and may issue shares in series, with each series representing interests in a separate portfolio of investments (a "fund").

     Each share of each fund represents an equal proportionate interest in that fund with each other share of such fund, without any priority or preference over other shares. All consideration received for the sales of a particular fund, all assets in which such consideration is invested, and all income, earnings and profits derived therefrom are allocated to and belong to that fund. As such, the interest of shareholders in each fund are separate and distinct from the interest of shareholders of the other funds, if any, comprising the Trust, and shares of a fund are entitled to dividends and distributions only out of the net income and gains, if any, of that fund as declared by the Board of Trustees. The assets of each fund are segregated on the Trust's books and are charged with the expenses and liabilities of that fund and with a share of the general expenses and liabilities of the Trust not attributable to other funds. The Board of Trustees determines those expenses and liabilities deemed to be general, and these items are allocated among funds in a manner deemed fair and equitable by the Board of Trustees in its sole discretion.

      Investors in each Portfolio participate pro rata in the distribution of taxable income, loss, gain and credit of that Portfolio. Upon liquidation of a Portfolio, investors in that Portfolio are entitled to share pro rata in the Portfolio's net assets available for distribution to investors.

       Under Delaware law, an investor in the Portfolios could, under certain circumstances, be held personally liable for the obligations of the Trust but only to the extent of the investor's investment. However, the Trust's Declaration of Trust disclaims liability of such persons and the Trustees and officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The risk of an investor in a Portfolio incurring financial loss on account of being an investor is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.

        Annual meetings of shareholders of the Trust will not be held except as required by the 1940 Act or other applicable law. A meeting will be held on the removal of a Trustee or Trustees of the Trust if requested in writing by holders of not less than 10% of the outstanding shares of the Trust.

     ITEM 18.  Purchase, Redemption and Pricing of Shares.

DISTRIBUTION OF SHARES. Shares of the Portfolios are issued solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. An investment in the Portfolios may be made only by other series of the Trust, other registered investment companies and other collective investment vehicles which are authorized under their investment policies and applicable laws and regulations to purchase shares of the Portfolios. Such investors must be "accredited investors" within the meaning of Regulation D under the 1933 Act.

     As described in Item 7 of Part A, shares of the Portfolios are sold, without a sales charge, at the net asset value next computed after receipt of a purchase order by the Portfolio. Net asset value is computed once daily for each Portfolio, on each day on which both the New York Stock Exchange is open for trading and the Federal Reserve Bank of New York is open (each, a "Business Day"), as described below.

    Cadre Securities, Inc. ("CSI"), an affiliate of the Investment Adviser with offices at 905 Marconi Avenue, Ronkonkoma, New York 11779, which is an indirect subsidiary of Ambac, acts as placement agent for shares of the Portfolios pursuant to the terms of a placement agency agreement with the Trust (the "Placement Agreement"). The Portfolios do not pay any compensation to CSI for its services as placement agent.

     The Board of Trustees, including a majority of the Independent Trustees, approved the Placement Agreement at a meeting held in person on June 17, 1998. The Placement Agreement will remain in effect until June 17, 2000, and may be continued in effect from year to year thereafter if approved annually by the Board of Trustees, including a majority of the Independent Trustees, by vote cast in person at a meeting called for such purpose. The Placement Agreement may be terminated at any time, without penalty, by either party upon 60 days written notice and terminates automatically in the event of an "assignment" as defined by the 1940 Act and the rules thereunder. Under the Placement Agreement, CSI is required to bear all costs associated with distribution of shares of the Portfolios. The Trust has agreed to indemnify CSI to the extent permitted by applicable law against certain liabilities under the Securities Act of 1933, as amended.

REDEMPTION OF SHARES. The proceeds of the redemption of shares of the Portfolios are normally paid as described in the Part A. However, the payment of redemption proceeds may be postponed by a Portfolio for more than seven days or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on the New York Stock Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Portfolio to determine fairly the value of its net assets, or (d) during any other period when the SEC, by order, so permits for the protection of investors. Applicable rules and regulations of the SEC will govern as to whether the conditions described in (b) or (c) exist.

COMPUTATION OF NET ASSET VALUE. Part A describes the days on which the net asset values per share of the Portfolios are computed for purposes of purchases and redemptions of shares by investors in the Portfolios, and also sets forth the times as of which such computations are made. Net asset value is computed once daily as of 4:00 p.m. Eastern time on each Business Day, except as described below. The New York Stock Exchange currently observes the following holidays:
New Year's Day; Martin Luther King's Birthday (third Monday in January); Presidents' Day (third Monday in February); Good Friday (Friday before Easter); Memorial Day (last Monday in May); Independence Day; Labor Day (first Monday in September); Thanksgiving Day (fourth Thursday in November); and Christmas Day. The Federal Reserve Bank of New York currently observes all the holidays listed above except Good Friday, and also observes Columbus Day (second Monday in October) and Veterans Day.

     Net asset value is computed as of the closing time of the U.S. government securities markets on days when the PSA recommends an early closing of such markets. Early closings may occur the Fridays preceding the following holidays:
Martin Luther King's Birthday, Presidents' Day, Memorial Day, Labor Day and Columbus Day, and the business days preceding the following holidays:
Independence Day, Veterans Day, Thanksgiving Day, Christmas Day, and New Year's Day, and the Friday succeeding Thanksgiving Day.

     In accordance with rules adopted by the SEC, the amortized cost method of valuation is used to determine the value of the investments held by each Portfolio. Amortized cost involves valuing a security at its cost and amortizing any discount or premium over the period remaining until the maturity of the security. This method of valuation does not take into account unrealized capital gains and losses resulting from changes in the market values of the securities. The market values of debt securities purchased by a Portfolio will generally fluctuate as a result of changes in prevailing interest rate level and other factors.


     In order to use the amortized cost method of valuation, a Portfolio is required to maintain a dollar-weighted average maturity of 90 days or less, to purchase securities with remaining maturities of 397 days or less and to invest only in securities which have been determined by the Investment Adviser, under procedures adopted by the Board of Trustees, to present minimal credit risks and to be of eligible credit quality under applicable regulations. In addition, procedures have been adopted by the Board of Trustees which are designed to stabilize, to the extent reasonably possible, the prices of shares of the Portfolios, as computed for purposes of sales and redemptions of shares, at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine whether the net asset value per share of each Portfolio calculated by using available market quotations for the investments of the Portfolio deviates from the net asset value per share of $1.00 computed by using the amortized cost method to value such investments. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be taken. The Trustees will take such action as they deem appropriate to eliminate or to reduce, to the extent reasonably practicable, any material dilution or other unfair results which might arise from differences between the two valuation methods. Such action may include selling instruments prior to maturity to realize capital gains or losses or to shorten average maturity, redeeming shares of the Portfolio in kind, withholding dividends or the distribution of net income, paying distributions from capital gains, or utilizing a net asset value per share that is based upon available market quotations. Use of amortized cost valuation by the Portfolios is subject to certain additional requirements imposed by SEC rules.


     ITEM 19.  Taxation of the Fund.

     The Trust is organized as a Delaware business trust. The Portfolios are separate series of the Trust. Under the anticipated method of operation of each Portfolio as a partnership for federal income tax purposes, each Portfolio will not be subject to any income tax. However, each investor in a Portfolio that is not a tax-exempt investor will be taxable on its share (as determined in accordance with the governing instruments of the Trust) of that Portfolio's ordinary income and capital gains in determining income tax liability. The determination of such shares will be made in accordance with the Code and regulations promulgated thereunder.

     The taxable year-end of each Portfolio is October 31. Although, as described above, the Portfolios will not be subject to federal income tax, the Trust will file appropriate income tax returns with respect to the Portfolios.


     The Trust believes that, in the case of an investor in a Portfolio that seeks to qualify as a regulated investment company ("RIC") under the Code, the investor should be treated for federal income tax purposes as an owner of an undivided interest in the assets and operations of the Portfolio, and accordingly, should be deemed to own a proportionate share of each of the assets of the Portfolio and should be entitled to treat as earned by it the portion of the Portfolio's gross income attributable to that share. The Trust also believes that each such investor should be deemed to hold its proportionate share of a Portfolio's assets for the period the Portfolio has held the assets or for the period the investor has been a partner in the Portfolio, which ever is shorter. Each investor in a Portfolio should consult its tax advisers regarding whether, in light of its particular tax status and any special tax rules applicable to it, this approach applies to its investment in the Portfolio, or whether the investor has no direct interest in Portfolio assets or operations.


      In order to enable an investor in a Portfolio that is otherwise eligible to qualify as a RIC under the Code to so qualify, each Portfolio intends to satisfy the requirements of Subchapter M of the Code relating to the nature of the Portfolio's gross income and the composition (diversification) of the Portfolio's assets as if those requirements were directly applicable to the Portfolio, and to allocate and distribute its net investment income and any net realized capital gains in a manner that will enable an investor in the Portfolio that is a RIC to comply with the qualification requirements imposed by Subchapter M.

     Each Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income (including net investment income derived from interest on U.S. Treasury obligations), net realized capital gains, and any other items of income, gain, loss, deduction or credit in a manner intended to comply with the Code and applicable regulations.


     To the extent the cash proceeds of any redemption or distribution exceed an investor's adjusted tax basis in shares of a Portfolio, the investor will generally recognize gain for federal income tax purposes. If, upon a complete redemption, the investor's adjusted tax basis in shares of a Portfolio exceeds the proceeds of the redemption, the investor generally will recognize a loss for federal income tax purposes. An investor's adjusted tax basis in shares of a Portfolio will generally be the aggregate price paid therefor, increased by the amounts of its distributive share of items of realized net income (including income, if any, exempt from federal income tax) and gain, and reduced, but not below zero, by the amounts of its distributive share of items of realized net loss and the amounts of any distributions received by the investor.

     Portfolio income allocated to investors that is derived from interest on obligations of the U.S. government and certain of its agencies and instrumentalities (but generally not from capital gains realized upon the disposition of such obligations) may be exempt from state and local taxes. The Trust will advise investors in the Portfolios of the extent, if any, to which a Portfolio's income consists of such interest. Investors are urged to consult their tax advisers regarding the possible exclusion of such portion of the income allocated to them by a Portfolio for state and local income tax purposes.


     The above discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, or the state, local or non-U.S. tax laws that may be applicable to certain investors. Investors should consult their own tax advisers with respect to the special tax rules that may apply to their particular situations, as well as the state, local or foreign tax consequences of them investing in a Portfolio.

     ITEM 20.  Underwriters.

     CSI acts as the placement agent for shares of the Portfolios. See Item 18.

     ITEM 21.  Calculation of Performance Data.

     Not applicable.

    ITEM 22.  Financial Statements.

    The audited financial statements of the Portfolios for the fiscal year ended October 31, 1999 are contained in the Annual Reports of the Funds for the fiscal year ended October 31, 1999 and such Annual Reports are incorporated herein by reference.

                                     PART C

                                OTHER INFORMATION

ITEM 23.  Exhibits.

         EXHIBIT
         NUMBER            DESCRIPTION

         23(a)1 Amended and Restated Declaration of Trust, dated June 17, 1998, previously filed as an exhibit to Post-Effective Amendment No. 5, December 16, 1998.

         23(a)2 Certificate of Designation, dated June 17, 1998, establishing additional series of Registrant, previously filed as an exhibit to Post-Effective Amendment No. 5, December 16, 1998.

         23(a)3 Certificate of Designation, dated December 16, 1998, changing the names of certain series and establishing an additional series of Registrant, previously filed as an exhibit to Post-Effective Amendment No. 5, December 16, 1998.


         23(a)4 Certificate of Designation, dated March 10, 1999, changing the names of certain series, filed herewith.

          23(b) By-Laws of Registrant, as amended and restated through December 16, 1998, filed herewith.


          23(c) Instruments defining rights of holders of the securities being offered, previously filed as Exhibit 4 to Post-Effective Amendment No. 2, February 28, 1997.

          23(d) Form of Investment Advisory Agreement between Registrant and Cadre Financial Services, Inc, previously filed as an exhibit to Post-Effective Amendment No. 5, December 16, 1998.

          23(e)1 Amended Distribution Agreement between Registrant and Cadre Securities, Inc., dated June 17, 1998, previously filed as an exhibit to Post-Effective Amendment No. 5, December 16, 1998.

          23(e)2 Placement Agency Agreement between Registrant and Cadre Securities, Inc., dated November 1, 1998, previously filed as an exhibit to Post-Effective Amendment No. 5, December 16, 1998.

          23(f)            Not Applicable.

          23(g)1 Custodian Agreement between Registrant and First Trust National Association (now known as U.S. Bank National Association), previously filed as
                           Exhibit 8 to Post-Effective Amendment No. 4, May 11, 1998.

         23(g)2 Form of Amendment to Appendix A of Custodian Agreement, previously filed as an exhibit to Post-Effective Amendment No. 5, December 16, 1998.

          23(h)1 Administration Agreement between Registrant and Cadre Financial Services, Inc., dated August 1, 1997, previously filed as Exhibit 9(a) to Post-Effective Amendment No. 3, March 2, 1998.



          23(h)2 Amendment to Schedules A and B of Administration Agreement as amended March 16, 1999, filed herewith.


          23(h)3 Amended Transfer Agent Agreement between Registrant and Cadre Financial Services, Inc., dated November 1, 1998, previously filed as an exhibit to Post-Effective Amendment No. 5, December 16, 1998.

          23(i)            Not Applicable.

          23(j)            Consent of Independent Auditors is filed herewith.

          23(k)            Not Applicable.

          23(l) Agreement Regarding Initial Capital, previously filed as Exhibit 13 to Post-Effective Amendment No. 2, February 28, 1997.


          23(m)1 Plan of Distribution pursuant to Rule 12b-1 for Cadre Affinity Fund - U.S. Government Series and Cadre Affinity Fund - Money Market Series, as amended December 15, 1999, filed herewith.

          23(m)2 Plan of Distribution pursuant to Rule 12b-1 for SweepCash U.S. Government Money Market Fund and SweepCash Money Market Fund, as amended December 15, 1999, filed herewith.

          23(o)            Not applicable.

         23(n)             Not applicable.

         23(p)             Not applicable because Registrant is a Money Market
                           Fund.


ITEM 24.  Persons Controlled by or Under Common Control with Registrant.


               None, except to the extent that certain series of the Registrant may be deemed under common control with direct and indirect subsidiaries of Ambac Financial Group, Inc. to the extent that Ambac Financial Group, Inc. and one or more of its subsidiaries may be deemed to control a series of the Registrant by virtue of owning more than 25% of the outstanding voting securities of such series.

ITEM 25.  Indemnification.


          As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and pursuant to Article VI of Registrant's By-Laws, officers, trustees, employees and agents of Registrant may be indemnified against certain liabilities in connection with Registrant, and pursuant to Section 1.10 of the Distribution Agreement (previously filed as Exhibit 23(e)1), Cadre Securities, Inc. as principal underwriter of Registrant, may be indemnified against certain liabilities which it may incur. Such Article VI of the By-Laws and Section 1.10 of the Distribution Agreement are hereby incorporated by reference in their entirety.


           Registrant intends to maintain an insurance policy insuring its officers and trustees against certain liabilities, and certain costs of defending claims against such officers and trustees, and to bear the costs of such policy except for such costs as is determined to be attributable to coverage protecting such persons against liabilities to which they may become subject as a consequence of their own willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against Registrant by such trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

          Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act so long as the interpretations of Sections 17(h) and 17(i) of the Investment Company Act remain in effect and are consistently applied.

ITEM 26.  Business and Other Connections of Investment Adviser.

          See "Management of the Trust" in the Prospectus constituting Part A of this Registration Statement and "Investment Advisory Arrangements" in the Statement of Additional Information constituting Part B of this Registration Statement.

          Reference is made to the Form ADV (File No. 801-50048) and Schedules thereto on file with the Commission of Cadre Financial Services, Inc., for a description of the names and employments of the directors, officers and partners of Cadre Financial Services, Inc., and other required information. Except as otherwise indicated, the address of each such person is 905 Marconi Avenue, Ronkonkoma, New York 11779.

ITEM 27.  Principal Underwriters.

          (a) The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The Distributor is a wholly-owned subsidiary of Ambac Capital Corporation which, in turn, is a wholly owned subsidiary of Ambac Financial Group, Inc.

          (b) The information required by this Item 29 (b) with respect to each director, officer, or partner of Cadre Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by Cadre Securities, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-49667).

          (c) The Distributor does not receive compensation for its services as principal underwriter, but may receive compensation under the Distribution Plan of Registrant (which is applicable to certain series of Registrant).

ITEM 28.  Location of Accounts and Records.

          All accounts books and other documents required to be maintained by Registrant by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of Cadre Financial Services, Inc., 905 Marconi Avenue, Ronkonkoma, New York 11779.

ITEM 29.  Management Services.

          Not Applicable.

ITEM 30.  Undertakings.

          (a)  Not Applicable.

(b)        Not Applicable.

(c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request, and without charge.

                                   SIGNATURES


           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, Cadre Institutional Investors Trust, certifies that it meets the requirements for effectiveness of this Post-Effective Amendment No. 7 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 7 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the County of Suffolk, and State of New York, on the 28th day of February, 2000.


                          Cadre Institutional Investors Trust



                          By:       /S/ WILLIAM T. SULLIVAN, JR.

                                    WILLIAM T. SULLIVAN, JR.
                                    PRESIDENT



           Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                     TITLE                            DATE
---------                     -----                            ----

/S/ WILLIAM T. SULLIVAN, JR.  TRUSTEE, PRESIDENT
WILLIAM T. SULLIVAN, JR.      (PRINCIPAL EXECUTIVE OFFICER)    FEBRUARY 28, 2000


/S/ DAVID L. BOYLE
DAVID L. BOYLE                TRUSTEE                          FEBRUARY 28, 2000


/S/ HARVEY A. FEIN
HARVEY A. FEIN                TRUSTEE                          FEBRUARY 28, 2000


/S/ MICHAEL P.  FLANAGAN
MICHAEL P. FLANAGAN           TRUSTEE                          FEBRUARY 28, 2000


/S/ RUSSELL E. GALIPO
RUSSELL E. GALIPO             TRUSTEE                          FEBRUARY 28, 2000


/S/ C. RODERICK O'NEIL
C. RODERICK O' NEIL           TRUSTEE                          FEBRUARY 28, 2000


/S/ WILLIAM J. REYNOLDS
WILLIAM J. REYNOLDS           TRUSTEE                          FEBRUARY 28, 2000


/S/ DON I. THARPE
DON I. THARPE                 TRUSTEE                          FEBRUARY 28, 2000


/S/ PETER R. POILLON          TREASURER
PETER R. POILLON              (PRINCIPAL FINANCIAL OFFICER)    FEBRUARY 28, 2000

                                INDEX TO EXHIBITS


23(a)4     Certificate of Designation, dated March 10, 1999

23(b)      By-Laws of Registrant, as amended and restated through December 16,
           1998

23(h)2 Amendment to Schedules A and B of Administration Agreement, dated March 16, 1999


23(j)      Consent of Independent Auditors


23(m)1 Plan of Distribution pursuant to Rule 12b-1 for Cadre Affinity Fund - U.S. Government Series and Cadre Affinity Fund - Money Market Series

23(m)2 Plan of Distribution pursuant to Rule 12b-1 for SweepCash U.S. Government Money Market Fund and Sweep Cash Money Market Fund